Capital World Bond Fund®
Investment portfolio
March 31, 2025
unaudited

Bonds, notes & other debt instruments 94.34% Euros 18.82%	Principal amount (000)	Value (000)
AIA Group, Ltd. 0.88% 9/9/2033 (5-year EUR Mid-Swap + 1.10% on 9/9/2028)[1]	EUR23,220	$22,915
AIB Group PLC 2.875% 5/30/2031 (5-year EUR Mid-Swap + 3.30% on 5/30/2026)[1]	2,300	2,475
Albania (Republic of) 4.75% 2/14/2035	14,200	14,845
Alpha Bank SA 6.875% 6/27/2029 (1-year EUR-ICE Swap EURIBOR + 3.793% on 6/27/2028)[1]	2,005	2,397
Alpha Bank SA 5.00% 5/12/2030 (1-year EUR-ICE Swap EURIBOR + 2.432% on 5/12/2029)[1]	1,480	1,690
Alpha Bank SA 5.50% 6/11/2031 (5-year EUR Mid-Swap + 5.823% on 6/11/2026)[1]	575	632
Altria Group, Inc. 2.20% 6/15/2027	4,275	4,563
American Medical Systems Europe BV 1.375% 3/8/2028	940	978
American Medical Systems Europe BV 3.25% 3/8/2034	2,700	2,828
American Tower Corp. 0.45% 1/15/2027	125	130
American Tower Corp. 0.875% 5/21/2029	1,379	1,359
Anheuser-Busch InBev SA/NV 1.125% 7/1/2027	675	707
Anheuser-Busch InBev SA/NV 2.875% 4/2/2032	1,061	1,119
Arkema SA 4.80% perpetual bonds (5-year EUR-ICE Swap EURIBOR + 2.035% on 3/25/2029)[1]	1,800	1,998
AT&T, Inc. 2.05% 5/19/2032	6,250	6,170
AT&T, Inc. 3.60% 6/1/2033	2,350	2,538
AT&T, Inc. 4.30% 11/18/2034	1,450	1,625
AT&T, Inc. 3.15% 9/4/2036	965	966
AT&T, Inc. 4.05% 6/1/2037	1,740	1,879
AT&T, Inc. 2.60% 5/19/2038	685	626
Austria (Republic of) 0% 2/20/2031	12,975	11,998
Austria (Republic of) 0.90% 2/20/2032	2,475	2,357
Austria (Republic of) 2.90% 2/20/2034	1,340	1,435
Austria (Republic of) 0.70% 4/20/2071	290	121
Banco de Credito Social Cooperativo, SA 4.125% 9/3/2030 (1-year EUR-ICE Swap EURIBOR + 1.70% on 9/3/2029)[1]	6,800	7,542
Banco de Sabadell, SA 5.25% 2/7/2029 (1-year EUR Mid-Swap + 2.40% on 2/7/2028)[1]	14,800	16,925
Banco de Sabadell, SA 5.50% 9/8/2029 (1-year EUR-ICE Swap EURIBOR + 2.40% on 9/8/2028)[1]	9,500	11,027
Banco Santander, SA 3.25% 4/4/2026	7,200	7,837
Bank Gospodarstwa Krajowego 4.25% 9/13/2044	1,920	1,972
Bank of America Corp. 0.58% 8/8/2029 (3-month EUR-EURIBOR + 0.73% on 8/8/2028)[1,2]	3,140	3,132
Bank of Ireland Group PLC 1.375% 8/11/2031 (5-year EUR Mid-Swap + 1.65% on 8/11/2026)[1]	4,000	4,234
Banque Federative du Credit Mutuel 3.875% 6/16/2032 (5-year EUR Mid-Swap + 2.20% on 6/16/2027)[1]	1,500	1,636
Belgium (Kingdom of), Series 89, 0.10% 6/22/2030	1,020	968
Belgium (Kingdom of), Series 94, 0.35% 6/22/2032	930	838
Belgium (Kingdom of), Series 97, 3.00% 6/22/2033	6,350	6,845
Belgium (Kingdom of), Series 103, 3.10% 6/22/2035	2,550	2,714
Belgium (Kingdom of), Series 88, 1.70% 6/22/2050	765	538
BlackRock, Inc. 3.75% 7/18/2035	1,980	2,146
BNP Paribas SA 2.50% 3/31/2032 (1-year EUR Mid-Swap + 1.60% on 3/31/2027)[1]	1,500	1,595
BP Capital Markets PLC 1.231% 5/8/2031	2,200	2,103
BPCE SA 1.00% 4/1/2025	10,900	11,786
BPCE SA 4.50% 1/13/2033	8,800	9,890
BPCE SA 4.875% 2/26/2036 (5-year EUR-ICE Swap EURIBOR + 2.30% on 2/26/2031)[1]	6,500	7,246
British American Tobacco PLC, 3.00% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 3.372% on 12/27/2026)[1]	24,340	25,933
Capital World Bond Fund — Page 1 of 57

unaudited
Bonds, notes & other debt instruments (continued) Euros (continued)	Principal amount (000)	Value (000)
Bulgaria (Republic of) 4.50% 1/27/2033	EUR2,788	$3,222
CaixaBank, SA 2.25% 4/17/2030 (5-year EUR Annual (vs. 6-month EUR-EURIBOR) + 1.68% on 4/17/2025)[1]	16,200	17,511
CaixaBank, SA 4.375% 8/8/2036 (5-year EUR-ICE Swap EURIBOR + 1.95% on 8/8/2031)[1]	11,300	12,287
Coca-Cola Co. 3.375% 8/15/2037	1,425	1,490
Comcast Corp. 0% 9/14/2026	6,650	6,928
Comcast Corp. 0.25% 5/20/2027	6,700	6,891
Comcast Corp. 0.25% 9/14/2029	3,705	3,557
Commerzbank AG 4.625% 1/17/2031 (3-month EUR-EURIBOR + 2.10% on 1/17/2030)[1]	6,800	7,675
Cote d’Ivoire (Republic of) 6.875% 10/17/2040	600	546
Croatia (Republic of) 3.25% 2/11/2037	10,040	10,434
Daimler Truck International Finance BV 1.625% 4/6/2027	1,000	1,058
Deutsche Bank AG 1.75% 11/19/2030 (3-month EUR-EURIBOR + 2.05% on 11/19/2029)[1]	25,900	25,817
Deutsche Telekom AG 3.25% 6/4/2035	14,100	14,794
Dow Chemical Co. (The) 1.125% 3/15/2032	1,000	914
Dow Chemical Co. (The) 1.875% 3/15/2040	500	398
E.ON SE 1.625% 3/29/2031	5,260	5,229
Eaton Capital Unlimited Co. 3.601% 5/21/2031	2,250	2,468
Eaton Capital Unlimited Co. 3.802% 5/21/2036	3,000	3,237
Electricite de France SA 4.25% 1/25/2032	6,500	7,280
Electricite de France SA 2.625% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 2.86% on 6/1/2028)[1]	8,600	8,915
Electricite de France SA 2.875% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 3.373% on 3/15/2027)[1]	2,600	2,762
Electricite de France SA, 3.00% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 3.198% on 12/3/2027)[1]	800	842
Electricite de France SA 3.375% perpetual bonds (5-year EUR Mid-Swap + 3.97% on 9/15/2030)[1]	600	598
Enel Finance International NV 4.00% 2/20/2031	3,270	3,649
Engie SA 3.875% 1/6/2031	6,800	7,551
Equinix Europe 2 Financing Corp., LLC 3.65% 9/3/2033	6,070	6,441
Equinix Europe 2 Financing Corp., LLC 3.625% 11/22/2034	11,725	12,277
Equinix, Inc. 0.25% 3/15/2027	7,155	7,366
Equinix, Inc. 1.00% 3/15/2033	1,290	1,139
Eurobank Ergasias Services and Holdings SA 10.00% 12/6/2032 (5-year EUR Mid-Swap + 7.588% on 12/6/2027)[1]	17,000	21,261
Eurobank Ergasias Services and Holdings SA 6.25% 4/25/2034 (5-year EUR Mid-Swap + 3.707% on 4/25/2029)[1]	6,100	7,041
Eurobank SA 5.875% 11/28/2029 (1-year EUR Mid-Swap + 2.83% on 11/28/2028)[1]	1,695	1,984
Eurobank SA 4.00% 9/24/2030 (1-year EUR Mid-Swap + 2.127% on 9/24/2029)[1]	297	327
Eurobank SA 4.875% 4/30/2031 (5-year EUR Mid-Swap + 2.165% on 4/30/2030)[1]	14,468	16,560
Eurobank SA 4.00% 2/7/2036 (1-year EUR-ICE Swap EURIBOR + 1.70% on 2/7/2035)[1]	8,000	8,351
European Investment Bank 0% 1/14/2031	2,020	1,874
European Investment Bank 0.25% 1/20/2032	19,400	17,704
European Investment Bank 1.50% 6/15/2032	6,160	6,087
European Investment Bank 2.875% 1/15/2035	2,810	2,990
European Union 0% 11/4/2025	350	374
European Union 0% 3/4/2026	3,590	3,807
European Union 2.875% 12/6/2027	3,590	3,942
European Union 0% 6/2/2028	19,680	19,784
European Union 0% 10/4/2028	800	796
European Union 0% 7/4/2031	4,680	4,255
European Union 0% 7/4/2035	1,355	1,061
European Union 2.625% 2/4/2048	400	357
European Union 3.375% 10/5/2054	3,440	3,364
Evonik Industries AG 1.375% 9/2/2081 (5-year EUR Mid-Swap + 1.836% on 12/2/2026)[1]	5,000	5,206
Ford Motor Credit Co., LLC 5.125% 2/20/2029	640	719
Ford Motor Credit Co., LLC 4.445% 2/14/2030	1,200	1,305
French Republic O.A.T. 0% 2/25/2027	2,000	2,077
Capital World Bond Fund — Page 2 of 57

unaudited
Bonds, notes & other debt instruments (continued) Euros (continued)	Principal amount (000)	Value (000)
French Republic O.A.T. 2.75% 2/25/2029	EUR12,100	$13,178
French Republic O.A.T. 0% 11/25/2030	75,900	70,068
French Republic O.A.T. 2.00% 11/25/2032	13,335	13,308
French Republic O.A.T. 3.00% 5/25/2033	5,170	5,508
French Republic O.A.T. 1.25% 5/25/2034	71,360	64,690
French Republic O.A.T. 3.00% 11/25/2034	46,450	48,629
French Republic O.A.T. 0.50% 5/25/2040	7,100	4,820
French Republic O.A.T. 0.75% 5/25/2052	2,720	1,384
French Republic O.A.T. 1.75% 5/25/2066	290	173
French Republic O.A.T. 3.75% 5/25/2056	5,990	6,076
General Motors Financial Co., Inc. 4.00% 7/10/2030[2]	2,200	2,406
Germany (Federal Republic of) 0% 10/9/2026	1,500	1,574
Germany (Federal Republic of) 0% 4/16/2027	5	5
Germany (Federal Republic of) 0% 11/15/2027	17,550	18,000
Germany (Federal Republic of) 2.20% 4/13/2028	3,640	3,947
Germany (Federal Republic of) 2.10% 4/12/2029	9,350	10,063
Germany (Federal Republic of) 2.10% 11/15/2029	25,091	26,912
Germany (Federal Republic of) 0% 2/15/2030	106,450	103,146
Germany (Federal Republic of) 1.70% 8/15/2032	31,265	31,974
Germany (Federal Republic of) 2.30% 2/15/2033	2,000	2,121
Germany (Federal Republic of) 2.20% 2/15/2034	5,000	5,211
Germany (Federal Republic of) 0% 8/15/2050	25,740	13,057
Greece (Hellenic Republic of) 3.875% 6/15/2028	15,570	17,606
Greece (Hellenic Republic of) 1.50% 6/18/2030	4,320	4,389
Greece (Hellenic Republic of) 0.75% 6/18/2031	9,150	8,655
Greece (Hellenic Republic of) 4.25% 6/15/2033	90	104
Greece (Hellenic Republic of) 3.375% 6/15/2034	41,320	44,499
Greece (Hellenic Republic of) 3.625% 6/15/2035	24,370	26,546
Greece (Hellenic Republic of) 4.375% 7/18/2038	4,880	5,556
Greece (Hellenic Republic of) 4.125% 6/15/2054	5,540	5,833
Grifols, SA 3.875% 10/15/2028	250	249
Grifols, SA 7.50% 5/1/2030	960	1,087
Heineken NV 4.125% 3/23/2035	970	1,080
Honeywell International, Inc. 3.375% 3/1/2030	1,500	1,644
Honeywell International, Inc. 0.75% 3/10/2032	1,990	1,812
Honeywell International, Inc. 4.125% 11/2/2034	1,000	1,111
Honeywell International, Inc. 3.75% 3/1/2036	1,000	1,065
Hungary, Series Y, 4.00% 7/25/2029	390	430
Hungary, Series Y, 4.50% 6/16/2034	2,700	2,852
Hungary, Series Y, 4.875% 3/22/2040	2,135	2,220
ING Groep NV 5.25% 11/14/2033 (3-month EUR-EURIBOR + 2.15% on 11/14/2032)[1]	6,100	7,243
Intesa Sanpaolo SpA 5.625% 3/8/2033	3,000	3,632
Ireland (Republic of) 0.20% 5/15/2027	30	31
Ireland (Republic of) 2.60% 10/18/2034	9,140	9,564
Ireland (Republic of) 3.00% 10/18/2043	12,920	13,380
Ireland (Republic of) 1.50% 5/15/2050	3,290	2,441
Ireland (Republic of) 3.15% 10/18/2055	13,240	13,436
Italy (Republic of) 1.10% 4/1/2027	18,070	19,118
Italy (Republic of) 1.35% 4/1/2030	690	693
Italy (Republic of) 4.20% 3/1/2034	10,813	12,192
Italy (Republic of) 3.65% 8/1/2035	90,820	96,736
Italy (Republic of) 3.85% 10/1/2040	17,930	18,551
Italy (Republic of) 1.80% 3/1/2041	38,570	30,198
Italy (Republic of) 4.30% 10/1/2054	30,820	32,053
Johnson & Johnson 3.35% 2/26/2037	2,550	2,699
Capital World Bond Fund — Page 3 of 57

unaudited
Bonds, notes & other debt instruments (continued) Euros (continued)	Principal amount (000)	Value (000)
Johnson Controls International PLC 3.125% 12/11/2033	EUR2,000	$2,066
KfW 0.125% 6/30/2025	4,585	4,931
Lithuania (Republic of) 3.50% 7/3/2031	8,610	9,455
Lloyds Banking Group PLC 3.875% 5/14/2032 (1-year EUR-ICE Swap EURIBOR + 1.18% on 5/14/2031)[1]	438	478
Luxembourg (Grand Duchy of) 0% 9/14/2032	271	237
Magyar Export-Import Bank 6.00% 5/16/2029	3,130	3,637
Mastercard, Inc. 1.00% 2/22/2029	2,150	2,180
McDonalds Corp. 4.00% 3/7/2030[2]	1,100	1,237
Medtronic Global Holdings SCA 1.00% 7/2/2031	7,720	7,340
Morgan Stanley 2.103% 5/8/2026 (3-month EUR-EURIBOR + 0.904% on 5/8/2025)[1]	4,740	5,122
Morocco (Kingdom of) 4.75% 4/2/2035	900	967
MPT Finance Corp. 7.00% 2/15/2032	675	743
MPT Operating Partnership, LP 0.993% 10/15/2026	225	223
Nasdaq, Inc. 4.50% 2/15/2032	1,880	2,148
National Bank of Greece SA 8.00% 1/3/2034 (5-year EUR-ICE Swap EURIBOR + 4.646% on 1/3/2029)[1]	7,625	9,329
NatWest Group PLC 0.78% 2/26/2030 (3-month EUR-EURIBOR + 0.949% on 2/26/2029)[1]	8,365	8,210
NatWest Group PLC 1.043% 9/14/2032 (5-year EUR Mid-Swap + 1.27% on 9/14/2027)[1]	1,190	1,219
Orange 2.00% 1/15/2029	400	420
Orange 3.875% 9/11/2035	1,600	1,762
Philip Morris International, Inc. 3.75% 1/15/2031	1,700	1,870
Philip Morris International, Inc. 0.80% 8/1/2031	4,800	4,416
Philippines (Republic of) 0.70% 2/3/2029	3,480	3,416
Piraeus Bank SA 6.75% 12/5/2029 (1-year EUR Mid-Swap + 3.837% on 12/5/2028)[1]	2,460	2,958
Piraeus Bank SA 5.00% 4/16/2030 (1-year EUR-ICE Swap EURIBOR + 2.245% on 4/16/2029)[1]	3,930	4,485
Portugal Republic 2.125% 10/17/2028	2,280	2,453
Portugal Republic 1.95% 6/15/2029	60	64
Portugal Republic 0.475% 10/18/2030	2,150	2,079
Portugal Republic 2.875% 10/20/2034	1,280	1,350
Portugal Republic 3.00% 6/15/2035	18,730	19,819
Portugal Republic 3.50% 6/18/2038	6,060	6,537
Portugal Republic 3.625% 6/12/2054	700	712
Prologis Euro Finance, LLC 4.625% 5/23/2033	250	287
Prologis Euro Finance, LLC 4.25% 1/31/2043	1,600	1,682
Quebec (Province of) 0.25% 5/5/2031	5,980	5,516
Quebec (Province of) 0.50% 1/25/2032	7,700	7,053
Quebec (Province of) 3.35% 7/23/2039	12,870	13,580
Republic Of Italy 1.45% 5/15/2025	17,030	18,399
Republic Of Italy 2.80% 12/1/2028	28,044	30,605
Republic Of Italy 3.35% 7/1/2029	4,570	5,052
Republic Of Italy 1.65% 12/1/2030	10,580	10,604
Republic Of Italy 0.90% 4/1/2031	43,990	41,794
Republic Of Italy 0.95% 12/1/2031	11,950	11,153
Republic Of Italy 1.45% 3/1/2036	10,480	8,932
Republic Of Italy 4.45% 9/1/2043	1,770	1,947
Republic Of Italy 2.15% 9/1/2052	1,310	913
Republic Of Italy 0.25% 3/15/2028	10,680	10,844
Romania 3.624% 5/26/2030	4,599	4,651
Romania 5.375% 3/22/2031	2,839	3,046
Romania 5.625% 5/30/2037	2,980	2,947
Romania 5.625% 5/30/2037	1,975	1,953
Romania 6.00% 9/24/2044	2,500	2,442
Saudi Arabia (Kingdom of) 3.75% 3/5/2037	2,960	3,082
Senegal (Republic of) 5.375% 6/8/2037	16,185	11,713
Severn Trent Utilities Finance PLC 4.00% 3/5/2034	3,340	3,633
Severn Trent Utilities Finance PLC 3.875% 8/4/2035	4,702	5,013
Capital World Bond Fund — Page 4 of 57

unaudited
Bonds, notes & other debt instruments (continued) Euros (continued)	Principal amount (000)	Value (000)
Sharjah (Emirate of) 4.625% 2/13/2032	EUR5,760	$6,133
Spain (Kingdom of) 0% 1/31/2027	7,212	7,501
Spain (Kingdom of) 0.80% 7/30/2027	13,890	14,551
Spain (Kingdom of) 0% 1/31/2028	2,880	2,920
Spain (Kingdom of) 1.40% 7/30/2028	46,625	48,845
Spain (Kingdom of) 1.45% 4/30/2029	10,215	10,600
Spain (Kingdom of) 1.25% 10/31/2030	2,762	2,758
Spain (Kingdom of) 0.50% 10/31/2031	955	886
Spain (Kingdom of) 0.70% 4/30/2032	4,145	3,839
Spain (Kingdom of) 3.15% 4/30/2033	9,330	10,116
Spain (Kingdom of) 3.55% 10/31/2033	27,151	30,160
Spain (Kingdom of) 3.25% 4/30/2034	5,560	6,010
Spain (Kingdom of) 3.45% 10/31/2034	1,270	1,388
Spain (Kingdom of) 1.85% 7/30/2035	260	245
Spain (Kingdom of) 3.90% 7/30/2039	7,646	8,435
Spain (Kingdom of) 3.45% 7/30/2043	3,710	3,774
Spain (Kingdom of) 2.70% 10/31/2048	8,240	7,209
Spain (Kingdom of) 1.90% 10/31/2052	30	21
State Grid Overseas Investment (2016), Ltd. 1.375% 5/2/2025	2,050	2,212
State Grid Overseas Investment (2016), Ltd. 2.125% 5/2/2030	800	837
Stryker Corp. 0.75% 3/1/2029	5,230	5,206
Stryker Corp. 1.00% 12/3/2031	2,410	2,253
Takeda Pharmaceutical Co., Ltd. 0.75% 7/9/2027	3,230	3,346
T-Mobile USA, Inc. 3.15% 2/11/2032	1,820	1,922
T-Mobile USA, Inc. 3.85% 5/8/2036	1,400	1,498
T-Mobile USA, Inc. 3.50% 2/11/2037	1,180	1,213
T-Mobile USA, Inc. 3.80% 2/11/2045	840	836
Verallia SAS 3.875% 11/4/2032	29,400	31,530
Veralto Corp. 4.15% 9/19/2031	1,000	1,118
Verizon Communications, Inc. 1.25% 4/8/2030	6,000	5,927
Verizon Communications, Inc. 4.75% 10/31/2034	1,760	2,045
Verizon Communications, Inc. 3.75% 2/28/2036	790	841
Wellcome Trust, Ltd. (The) 1.125% 1/21/2027	3,000	3,169
Wells Fargo & Co. 3.90% 7/22/2032 (3-month EUR-EURIBOR + 1.22% on 7/22/2031)[1,2]	10,345	11,374
		1,924,137
Japanese yen 7.14%
Indonesia (Republic of), Series 20, 0.57% 5/27/2026	JPY700,000	4,637
Indonesia (Republic of), Series 31, 0.99% 5/27/2027	1,900,000	12,581
Indonesia (Republic of), Series 32, 1.33% 5/25/2029	2,000,000	13,185
Japan, Series 470, 0.80% 3/1/2027	957,700	6,382
Japan, Series 341, 0.30% 12/20/2025	2,274,300	15,135
Japan, Series 346, 0.10% 3/20/2027	9,711,450	63,843
Japan, Series 347, 0.10% 6/20/2027	1,000,000	6,559
Japan, Series 352, 0.10% 9/20/2028	15,902,950	102,899
Japan, Series 358, 0.10% 3/20/2030	1,606,000	10,189
Japan, Series 26, 0.005% 3/10/2031[3]	1,314,999	9,114
Japan, Series 362, 0.10% 3/20/2031	4,063,250	25,455
Japan, Series 363, 0.10% 6/20/2031	850,000	5,308
Japan, Series 374, 0.80% 3/20/2034	500,000	3,168
Japan, Series 152, 1.20% 3/20/2035	22,398,900	145,247
Japan, Series 161, 0.60% 6/20/2037	1,705,300	9,975
Japan, Series 162, 0.60% 9/20/2037	2,020,000	11,747
Japan, Series 173, 0.40% 6/20/2040	2,385,650	12,659
Capital World Bond Fund — Page 5 of 57

unaudited
Bonds, notes & other debt instruments (continued) Japanese yen (continued)	Principal amount (000)	Value (000)
Japan, Series 176, 0.50% 3/20/2041	JPY741,900	$3,932
Japan, Series 182, 1.10% 9/20/2042	4,065,000	23,175
Japan, Series 185, 1.10% 6/20/2043	942,700	5,311
Japan, Series 186, 1.50% 9/20/2043	6,626,950	39,884
Japan, Series 187, 1.30% 12/20/2043	523,600	3,035
Japan, Series 188, 1.60% 3/20/2044	500,000	3,042
Japan, Series 53, 0.60% 12/20/2046	6,486,800	30,869
Japan, Series 37, 0.60% 6/20/2050	5,218,850	23,094
Japan, Series 70, 0.70% 3/20/2051	2,521,150	11,276
Japan, Series 73, 0.70% 12/20/2051	6,733,600	29,641
Japan, Series 74, 1.00% 3/20/2052	1,353,400	6,465
Japan, Series 76, 1.40% 9/20/2052	105,000	554
Japan, Series 77, 1.60% 12/20/2052	1,894,250	10,485
Japan, Series 79, 1.20% 6/20/2053	1,328,900	6,603
Japan, Series 81, 1.60% 12/20/2053	1,199,600	6,571
Japan, Series 84, 2.10% 9/20/2054	11,096,600	68,173
		730,193
British pounds 3.36%
Abertis Infraestructuras, SA 3.375% 11/27/2026	GBP4,500	5,652
Asian Development Bank 1.125% 6/10/2025	2,860	3,670
Banco Santander, SA 5.50% 6/11/2029	7,600	9,895
Credit Agricole SA 5.375% 1/15/2029 (1-year GBP-GILT + 1.65% on 1/15/2028)[1]	5,900	7,660
Electricite de France SA 5.50% 3/27/2037	6,000	7,174
Fiserv, Inc. 2.25% 7/1/2025	150	192
Ford Motor Credit Co., LLC 5.625% 10/9/2028	4,280	5,472
KfW 1.125% 7/4/2025	6,625	8,484
Lloyds Bank PLC 7.625% 4/22/2025	450	582
Lloyds Banking Group PLC 2.707% 12/3/2035 (5-year GBP-GILT + 2.40% on 12/3/2030)[1]	7,000	7,638
Quebec (Province of) 2.25% 9/15/2026	18,480	23,118
United Kingdom 0.625% 6/7/2025	2,100	2,696
United Kingdom 0.375% 10/22/2026	8,530	10,432
United Kingdom 1.25% 7/22/2027	16,940	20,573
United Kingdom 4.25% 12/7/2027	9,590	12,466
United Kingdom 4.50% 6/7/2028	10,390	13,555
United Kingdom 1.625% 10/22/2028	20,610	24,526
United Kingdom 4.125% 7/22/2029	13,700	17,637
United Kingdom 0.875% 10/22/2029	660	741
United Kingdom 0.25% 7/31/2031	15,600	15,743
United Kingdom 1.00% 1/31/2032	45,590	47,341
United Kingdom 4.25% 6/7/2032	9,400	12,051
United Kingdom 3.25% 1/31/2033	3,550	4,210
United Kingdom 0.625% 7/31/2035	1,708	1,483
United Kingdom 3.75% 1/29/2038	1,800	2,080
United Kingdom 1.25% 7/31/2051	24,550	13,871
United Kingdom 3.75% 10/22/2053	2,700	2,705
United Kingdom 4.375% 7/31/2054	39,230	43,859
United Kingdom 2.50% 7/22/2065	22,070	15,822
Vodafone Group PLC 5.625% 12/4/2025	540	701
Volkswagen International Finance NV 3.375% 11/16/2026	700	877
		342,906
Capital World Bond Fund — Page 6 of 57

unaudited
Bonds, notes & other debt instruments (continued) Brazilian reais 2.48%	Principal amount (000)	Value (000)
Brazil (Federative Republic of) 10.00% 1/1/2027	BRL6,665	$1,087
Brazil (Federative Republic of) 10.00% 1/1/2029	267,300	40,917
Brazil (Federative Republic of) 0% 1/1/2030	13,700	1,250
Brazil (Federative Republic of) 10.00% 1/1/2031	811,085	116,897
Brazil (Federative Republic of) 10.00% 1/1/2033	20,000	2,763
Brazil (Federative Republic of) 10.00% 1/1/2035	462,900	61,662
Brazil (Federative Republic of) 6.00% 8/15/2040[3]	12,175	1,853
Brazil (Federative Republic of) 6.00% 8/15/2050[3]	171,065	25,288
Brazil (Federative Republic of) 6.00% 8/15/2060[3]	12,176	1,770
		253,487
Australian dollars 1.70%
Australia (Commonwealth of), Series 157, 1.50% 6/21/2031	AUD20,000	10,784
Australia (Commonwealth of), Series 166, 3.00% 11/21/2033	4,849	2,748
Australia (Commonwealth of), Series 167, 3.75% 5/21/2034	36,250	21,653
New South Wales Treasury Corp. 4.75% 2/20/2035	79,650	48,607
New South Wales Treasury Corp. 4.75% 9/20/2035	29,600	17,956
New South Wales Treasury Corp. 4.25% 2/20/2036	94,633	54,504
New South Wales Treasury Corp. 5.25% 2/24/2038	28,089	17,319
Suncorp Group, Ltd. (3-month AUD-BBSW + 2.65%) 6.765% 12/1/2038[4]	450	290
		173,861
Chinese yuan renminbi 1.47%
China (People’s Republic of), Series INBK, 2.69% 8/12/2026	CNY99,400	13,923
China (People’s Republic of), Series INBK, 2.48% 4/15/2027	420	59
China (People’s Republic of), Series INBK, 2.55% 10/15/2028	97,310	13,833
China (People’s Republic of), Series INBK, 2.37% 1/15/2029	187,000	26,459
China (People’s Republic of), Series 1915, 3.13% 11/21/2029	75,090	11,051
China (People’s Republic of), Series INBK, 2.75% 2/17/2032	147,530	21,632
China (People’s Republic of), Series INBK, 2.88% 2/25/2033	42,140	6,262
China (People’s Republic of), Series INBK, 2.67% 11/25/2033	36,000	5,281
China (People’s Republic of), Series INBK, 2.27% 5/25/2034	193,840	27,777
China (People’s Republic of), Series INBK, 2.33% 8/15/2044	39,000	5,546
China (People’s Republic of), Series 1910, 3.86% 7/22/2049	13,170	2,413
China (People’s Republic of), Series INBK, 3.39% 3/16/2050	16,400	2,814
China (People’s Republic of), Series INBK, 3.19% 4/15/2053	57,140	9,619
China (People’s Republic of), Series INBK, 3.00% 10/15/2053	13,010	2,148
China (People’s Republic of), Series INBK, 2.47% 7/25/2054	1,710	253
China Development Bank Corp., Series 2004, 3.43% 1/14/2027	9,380	1,332
		150,402
Canadian dollars 1.29%
Canada (Government) 3.50% 3/1/2028	CAD129,139	92,266
Canada (Government) 1.50% 12/1/2031	39,420	25,271
Canada (Government) 2.75% 12/1/2048	22,100	14,176
		131,713
South Korean won 1.17%
South Korea (Republic of), Series 2712, 2.375% 12/10/2027	KRW28,587,150	19,323
South Korea (Republic of), Series 3106, 2.00% 6/10/2031	14,008,450	9,145
South Korea (Republic of), Series 3212, 4.25% 12/10/2032	117,729,040	88,596
South Korea (Republic of), Series 6809, 2.00% 9/10/2068	4,700,000	2,777
		119,841
Capital World Bond Fund — Page 7 of 57

unaudited
Bonds, notes & other debt instruments (continued) Mexican pesos 1.01%	Principal amount (000)	Value (000)
América Móvil, SAB de CV, 8.46% 12/18/2036	MXN15,000	$646
América Móvil, SAB de CV, 10.125% 1/22/2029	13,900	694
América Móvil, SAB de CV, 9.50% 1/27/2031	197,610	9,567
United Mexican States, Series M, 7.50% 6/3/2027	1,700	81
United Mexican States, Series M20, 8.50% 5/31/2029	73,680	3,561
United Mexican States, Series M, 7.75% 5/29/2031	52,296	2,407
United Mexican States, Series S, 2.75% 11/27/2031[3]	38,751	1,655
United Mexican States, Series M, 7.50% 5/26/2033	60,570	2,669
United Mexican States, Series M, 7.75% 11/23/2034	13,550	596
United Mexican States, Series M30, 10.00% 11/20/2036	16,220	831
United Mexican States, Series M, 7.75% 11/13/2042	640,350	25,747
United Mexican States, Series M, 8.00% 11/7/2047	58,441	2,367
United Mexican States, Series M, 8.00% 7/31/2053	1,319,420	52,822
		103,643
Indian rupees 0.76%
Asian Development Bank 6.20% 10/6/2026	INR99,400	1,162
Asian Development Bank 6.72% 2/8/2028	918,700	10,810
European Bank for Reconstruction and Development 5.00% 1/15/2026	365,300	4,230
European Bank for Reconstruction and Development 5.25% 1/12/2027	516,700	5,921
European Bank for Reconstruction and Development 6.30% 10/26/2027	215,800	2,506
European Investment Bank 6.95% 3/1/2029	378,300	4,458
European Investment Bank 7.40% 10/23/2033	954,400	11,660
Export-Import Bank of Korea 7.40% 2/5/2030	17,500	205
Export-Import Bank of Korea 8.10% 10/16/2030	33,100	402
India (Republic of) 7.18% 7/24/2037	152,340	1,861
India (Republic of) 7.06% 10/10/2046	231,870	2,796
India (Republic of) 7.30% 6/19/2053	495,940	6,100
Inter-American Development Bank 7.00% 1/25/2029	290,000	3,418
Inter-American Development Bank 7.35% 10/6/2030	186,000	2,230
Inter-American Development Bank 7.00% 4/17/2033	702,000	8,374
International Bank for Reconstruction and Development 6.75% 9/8/2027	802,400	9,429
International Bank for Reconstruction and Development 6.85% 4/24/2028	207,000	2,442
		78,004
Norwegian kroner 0.53%
Norway (Kingdom of) 2.125% 5/18/2032	NOK18,660	1,567
Norway (Kingdom of) 3.625% 4/13/2034	222,720	20,510
Norway (Kingdom of) 3.75% 6/12/2035	347,940	32,276
		54,353
Danish kroner 0.53%
Nykredit Realkredit AS, Series 01E, 2.00% 7/1/2037[5]	DKK13,486	1,849
Nykredit Realkredit AS, Series 01E, 1.50% 10/1/2040[5]	84,710	11,007
Nykredit Realkredit AS, Series 01E, 0.50% 10/1/2043[5]	210,771	25,053
Nykredit Realkredit AS, Series 01E, 2.50% 10/1/2047[5]	6,730	897
Nykredit Realkredit AS, Series CCE, 1.00% 10/1/2050[5]	48,924	5,475
Nykredit Realkredit AS, Series 01E, 1.00% 10/1/2053[5]	68,358	7,633
Realkredit Danmark AS 1.00% 10/1/2053[5]	18,660	2,084
		53,998
Indonesian rupiah 0.52%
Indonesia (Republic of), Series 64, 6.125% 5/15/2028	IDR2,386,000	142
Indonesia (Republic of), Series 95, 6.375% 8/15/2028	23,973,000	1,433
Indonesia (Republic of), Series 71, 9.00% 3/15/2029	170,772,000	11,090
Capital World Bond Fund — Page 8 of 57

unaudited
Bonds, notes & other debt instruments (continued) Indonesian rupiah (continued)	Principal amount (000)	Value (000)
Indonesia (Republic of), Series 101, 6.875% 4/15/2029	IDR40,000,000	$2,429
Indonesia (Republic of), Series 78, 8.25% 5/15/2029	89,342,000	5,673
Indonesia (Republic of), Series 91, 6.375% 4/15/2032	44,793,000	2,604
Indonesia (Republic of), Series 96, 7.00% 2/15/2033	241,001,000	14,452
Indonesia (Republic of), Series FR100, 6.625% 2/15/2034	170,866,000	10,009
Indonesia (Republic of), Series 68, 8.375% 3/15/2034	29,000	2
Indonesia (Republic of), Series 98, 7.125% 6/15/2038	15,000,000	898
Indonesia (Republic of), Series 79, 8.375% 4/15/2039	43,000,000	2,868
Indonesia (Republic of), Series FR92, 7.125% 6/15/2042	31,300,000	1,868
		53,468
Polish zloty 0.23%
Poland (Republic of) 5.00% 10/25/2034	PLN5,017	1,228
Poland (Republic of), Series 1029, 2.75% 10/25/2029	26,990	6,279
Poland (Republic of), Series 1030, 1.25% 10/25/2030	14,435	3,005
Poland (Republic of), Series 0432, 1.75% 4/25/2032	6,166	1,248
Poland (Republic of), Series 1033, 6.00% 10/25/2033	44,930	11,866
		23,626
South African rand 0.23%
South Africa (Republic of), Series R-2030, 8.00% 1/31/2030	ZAR11,548	604
South Africa (Republic of), Series R-2032, 8.25% 3/31/2032	30,852	1,548
South Africa (Republic of), Series R-2035, 8.875% 2/28/2035	70,940	3,464
South Africa (Republic of), Series R-2040, 9.00% 1/31/2040	19,945	899
South Africa (Republic of), Series R-214, 6.50% 2/28/2041	296,065	10,421
South Africa (Republic of), Series R-2048, 8.75% 2/28/2048	144,870	6,129
		23,065
Turkish lira 0.20%
Turkey (Republic of) 36.00% 8/12/2026	TRY160,045	3,871
Turkey (Republic of) 48.04% 6/16/2027[4]	60,240	1,542
Turkey (Republic of) 31.08% 11/8/2028	17,749	427
Turkey (Republic of), Series 5Y, 12.60% 10/1/2025	516,692	11,832
Turkey (Republic of), Series 5Y, 17.30% 7/19/2028	136,181	2,369
		20,041
Malaysian ringgits 0.18%
Malaysia (Federation of), Series 0417, 3.899% 11/16/2027	MYR17,000	3,875
Malaysia (Federation of), Series 0218, 4.369% 10/31/2028	7,982	1,848
Malaysia (Federation of), Series 0220, 2.632% 4/15/2031	4,526	962
Malaysia (Federation of), Series 0122, 3.582% 7/15/2032	14,000	3,128
Malaysia (Federation of), Series 0317, 4.762% 4/7/2037	15,220	3,719
Malaysia (Federation of), Series 0219, 4.467% 9/15/2039	5,000	1,197
Malaysia (Federation of), Series 0519, 3.757% 5/22/2040	10,030	2,218
Malaysia (Federation of), Series 0221, 4.417% 9/30/2041	1,281	305
Malaysia (Federation of), Series 0120, 4.065% 6/15/2050	2,750	614
Malaysia (Federation of), Series 0123, 4.457% 3/31/2053	3,500	829
		18,695
Czech korunas 0.12%
Czech Republic 6.00% 2/26/2026	CZK163,430	7,245
Czech Republic 0.95% 5/15/2030	16,140	608
Czech Republic 1.20% 3/13/2031	43,150	1,607
Czech Republic 1.75% 6/23/2032	15,900	592
Capital World Bond Fund — Page 9 of 57

unaudited
Bonds, notes & other debt instruments (continued) Czech korunas (continued)	Principal amount (000)	Value (000)
Czech Republic 4.90% 4/14/2034	CZK45,970	$2,100
Czech Republic 1.95% 7/30/2037	9,140	304
		12,456
Thai baht 0.12%
Thailand (Kingdom of) 3.65% 6/20/2031	THB84,415	2,742
Thailand (Kingdom of) 3.35% 6/17/2033	30,000	977
Thailand (Kingdom of) 1.585% 12/17/2035	65,000	1,842
Thailand (Kingdom of) 2.00% 6/17/2042	40,078	1,114
Thailand (Kingdom of) 3.45% 6/17/2043	79,264	2,657
Thailand (Kingdom of) 4.00% 6/17/2055	69,000	2,562
		11,894
Colombian pesos 0.09%
Colombia (Republic of), Series B, 7.00% 3/26/2031	COP25,925,800	4,998
Colombia (Republic of), Series B, 7.00% 6/30/2032	643,700	118
Colombia (Republic of), Series B, 7.25% 10/18/2034	3,245,500	565
Colombia (Republic of), Series B, 7.25% 10/26/2050	27,952,300	3,882
		9,563
Egyptian pounds 0.04%
Egypt (Arab Republic of) 25.318% 8/13/2027	EGP90,809	1,891
Egypt (Arab Republic of) 24.458% 10/1/2027	105,995	2,196
		4,087
Hungarian forints 0.03%
Hungary, Series A, 6.75% 10/22/2028	HUF729,240	1,959
Hungary, Series A, 2.00% 5/23/2029	40,100	90
Hungary, Series A, 4.75% 11/24/2032	254,550	594
		2,643
Romanian leu 0.02%
Romania 3.65% 7/28/2025	RON6,530	1,408
Romania 4.75% 10/11/2034	4,135	739
		2,147
Kazakhstani tenge 0.01%
Development Bank of Kazakhstan JSC 10.95% 5/6/2026	KZT500,000	946
Nigerian naira 0.01%
Nigeria (Republic of) 18.50% 2/21/2031	NGN1,133,451	720
New Zealand dollars 0.01%
New Zealand 2.00% 5/15/2032	NZD1,350	658
New Zealand 4.25% 5/15/2036	30	17
		675
Chilean pesos 0.01%
Chile (Republic of) 6.00% 4/1/2033	CLP520,000	553
Peruvian nuevos soles 0.00%
Peru (Republic of) 7.60% 8/12/2039	PEN1,002	282
Capital World Bond Fund — Page 10 of 57

unaudited
Bonds, notes & other debt instruments (continued) Ukrainian hryvnia 0.00%	Principal amount (000)	Value (000)
Ukraine 15.09% 2/4/2026	UAH1,747	$37
Ukraine 15.20% 4/29/2026	1,770	38
Ukraine 15.10% 6/24/2026	1,298	27
		102
U.S. dollars 52.26%
1261229 B.C., Ltd. 10.00% 4/15/2032[6]	USD1,280	1,274
200 Park Funding Trust 5.74% 2/15/2055[6]	3,000	2,979
3R Lux SARL 9.75% 2/5/2031[6]	475	496
AAR Escrow Issuer, LLC 6.75% 3/15/2029[6]	167	170
AbbVie, Inc. 5.05% 3/15/2034	12,931	13,027
AbbVie, Inc. 5.40% 3/15/2054	4,873	4,790
Abu Dhabi Crude Oil Pipeline, LLC 4.60% 11/2/2047	3,000	2,693
ACHV ABS Trust, Series 2024-3AL, Class C, 5.68% 12/26/2031[5,6]	1,031	1,035
Acuris Finance US, Inc. 9.00% 8/1/2029[6]	700	680
AdaptHealth, LLC 5.125% 3/1/2030[6]	170	155
Adnoc Murban Rsc, Ltd. 4.50% 9/11/2034[6]	9,000	8,679
Adobe, Inc. 2.15% 2/1/2027	6,134	5,917
Aegea Finance SARL 9.00% 1/20/2031[6]	375	395
AEP Transmission Co., LLC 5.15% 4/1/2034	1,800	1,800
Aero Capital Solutions, Inc., Term Loan, (1-month USD CME Term SOFR + 3.00%) 7.61% 11/17/2029[4,6,7,8]	3,527	3,500
Aeropuerto Internacional de Tocumen, SA 5.125% 8/11/2061[6]	4,875	3,457
AG Issuer, LLC 6.25% 3/1/2028[6]	762	750
AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027[6]	350	359
AIB Group PLC 5.871% 3/28/2035 (USD-SOFR + 1.91% on 3/28/2034)[1,6]	8,388	8,545
Aimbridge Acquisition Co., Inc., Term Loan, (3-month USD CME Term SOFR + 5.50%) 9.823% 3/15/2030[4,7,8]	36	36
Aimbridge Acquisition Co., Inc., Term Loan, (1-month USD CME Term SOFR + 7.614%) 6.00% PIK and 5.9354% Cash 3/11/2030[4,7,8]	33	33
Albertsons Companies, Inc. 3.50% 3/15/2029[6]	500	461
Alfa Desarrollo SpA 4.55% 9/27/2051	2,384	1,831
Alibaba Group Holding, Ltd. 5.25% 5/26/2035[6]	695	699
Alibaba Group Holding, Ltd. 2.70% 2/9/2041	200	140
Alibaba Group Holding, Ltd. 4.20% 12/6/2047	500	408
Alibaba Group Holding, Ltd. 5.625% 11/26/2054[6]	200	199
Allegro CLO, Ltd., Series 2019-1, Class ARR, (3-month USD CME Term SOFR + 1.13%) 5.423% 4/20/2032[4,5,6]	3,753	3,745
Alliance Resource Operating Partners, LP 8.625% 6/15/2029[6]	497	521
Alliant Holdings Intermediate, LLC 6.75% 10/15/2027[6]	997	994
Alliant Holdings Intermediate, LLC 5.875% 11/1/2029[6]	788	762
Alliant Holdings Intermediate, LLC 7.00% 1/15/2031[6]	990	994
Alliant Holdings Intermediate, LLC 6.50% 10/1/2031[6]	425	418
Alliant Holdings Intermediate, LLC 7.375% 10/1/2032[6]	610	613
Allied Universal Holdco, LLC 9.75% 7/15/2027[6]	690	693
Allied Universal Holdco, LLC 6.00% 6/1/2029[6]	240	221
Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029[6]	200	207
Ambipar Lux SARL 10.875% 2/5/2033[6]	200	205
Amentum Escrow Corp., Term Loan, (3-month USD CME Term SOFR + 2.25%) 6.575% 9/29/2031[4,8]	254	247
Amentum Holdings, Inc. 7.25% 8/1/2032[6]	680	670
American Airlines, Inc. 8.50% 5/15/2029[6]	580	589
American Express Co. 5.098% 2/16/2028 (USD-SOFR + 1.00% on 2/16/2027)[1]	1,450	1,468
American Express Co. 5.532% 4/25/2030 (USD-SOFR + 1.09% on 4/25/2029)[1]	6,675	6,884
American Express Co. 5.284% 7/26/2035 (USD-SOFR + 1.42% on 7/26/2034)[1]	2,400	2,400
Capital World Bond Fund — Page 11 of 57

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
American Express Co. 5.442% 1/30/2036 (USD-SOFR + 1.32% on 1/30/2035)[1]	USD1,811	$1,832
American International Group, Inc. 5.125% 3/27/2033	289	290
American International Group, Inc. 4.375% 6/30/2050	1,773	1,472
Amgen, Inc. 2.20% 2/21/2027	1,179	1,132
Amgen, Inc. 4.20% 3/1/2033	2,000	1,897
Amgen, Inc. 5.25% 3/2/2033	13,384	13,582
Amgen, Inc. 5.65% 3/2/2053	13,508	13,261
Amphenol Corp. 5.00% 1/15/2035	699	698
Amphenol Corp. 5.375% 11/15/2054	2,335	2,303
AmWINS Group, Inc. 6.375% 2/15/2029[6]	230	232
AmWINS Group, Inc. 4.875% 6/30/2029[6]	1,160	1,094
Angola (Republic of) 9.50% 11/12/2025	27,279	27,312
Angola (Republic of) 8.25% 5/9/2028	300	280
Angola (Republic of) 8.75% 4/14/2032	780	672
Anheuser-Busch InBev Worldwide, Inc. 5.55% 1/23/2049	511	512
Anywhere Real Estate Group, LLC 5.75% 1/15/2029[6]	870	712
Anywhere Real Estate Group, LLC 5.25% 4/15/2030[6]	435	326
Aon Corp. 5.35% 2/28/2033	1,181	1,201
Aon Corp. 3.90% 2/28/2052	1,000	742
Aon North America, Inc. 5.45% 3/1/2034	1,250	1,273
Aon North America, Inc. 5.75% 3/1/2054	1,084	1,070
Apollo Aviation Securitization Equity Trust., Series 25-1A, Class A, 5.943% 2/16/2050[5,6]	3,239	3,274
Aramark Services, Inc. 5.00% 2/1/2028[6]	645	634
Ardonagh Finco, Ltd. 7.75% 2/15/2031[6]	200	204
Ardonagh Group Finance, Ltd. 8.875% 2/15/2032[6]	1,445	1,473
Aretec Group, Inc. 7.50% 4/1/2029[6]	1,250	1,229
Aretec Group, Inc. 10.00% 8/15/2030[6]	607	652
Argentine Republic 0.75% 7/9/2030 (1.75% on 7/9/2027)[1]	3,253	2,383
Arthur J. Gallagher & Co. 5.00% 2/15/2032	1,500	1,501
Arthur J. Gallagher & Co. 5.15% 2/15/2035	2,500	2,480
Arthur J. Gallagher & Co. 5.55% 2/15/2055	2,000	1,921
Asbury Automotive Group, Inc. 5.00% 2/15/2032[6]	800	726
Ascent Resources Utica Holdings, LLC 8.25% 12/31/2028[6]	592	604
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029[6]	100	98
Ascent Resources Utica Holdings, LLC 6.625% 10/15/2032[6]	160	159
AssuredPartners, Inc. 5.625% 1/15/2029[6]	920	919
AssuredPartners, Inc., Term Loan, (3-month USD CME Term SOFR + 3.50%) 7.825% 2/14/2031[4,8]	1,199	1,202
AT&T, Inc. 2.25% 2/1/2032	3,370	2,843
AT&T, Inc. 5.40% 2/15/2034	5,086	5,170
AT&T, Inc. 3.50% 9/15/2053	2,147	1,465
AthenaHealth Group, Inc. 6.50% 2/15/2030[6]	450	423
ATI, Inc. 7.25% 8/15/2030	810	836
Avantor Funding, Inc. 3.875% 11/1/2029[6]	810	748
Avient Corp. 6.25% 11/1/2031[6]	110	109
Avis Budget Car Rental, LLC 8.00% 2/15/2031[6]	175	171
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class A, 5.20% 10/20/2027[5,6]	11,562	11,652
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[5,6]	6,513	6,756
Axiata SPV2 Berhad 2.163% 8/19/2030	251	220
Axon Enterprise, Inc. 6.125% 3/15/2030[6]	355	359
Axon Enterprise, Inc. 6.25% 3/15/2033[6]	775	785
B&G Foods, Inc. 5.25% 9/15/2027	940	883
B&G Foods, Inc. 8.00% 9/15/2028[6]	315	317
BAE Systems PLC 5.00% 3/26/2027[6]	4,000	4,036
BAE Systems PLC 5.125% 3/26/2029[6]	2,723	2,766
Capital World Bond Fund — Page 12 of 57

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
BAE Systems PLC 5.25% 3/26/2031[6]	USD1,704	$1,738
BAE Systems PLC 5.30% 3/26/2034[6]	7,774	7,874
BAE Systems PLC 5.50% 3/26/2054[6]	384	380
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[1]	9,880	9,159
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[1,6]	290	269
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class AS, 7.274% 12/15/2056[4,5]	1,412	1,501
Bank Gospodarstwa Krajowego 5.75% 7/9/2034[6]	5,800	5,918
Bank Gospodarstwa Krajowego 6.25% 7/9/2054[6]	3,920	3,955
Bank of America Corp. 3.419% 12/20/2028 (3-month USD CME Term SOFR + 1.302% on 12/20/2027)[1]	3	3
Bank of America Corp. 5.162% 1/24/2031 (USD-SOFR + 1.00% on 1/24/2030)[1]	9,485	9,618
Bank of Ireland Group PLC 6.253% 9/16/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.65% on 9/16/2025)[1,6]	350	352
Bank of New York Mellon Corp. 4.942% 2/11/2031 (USD-SOFR + 0.887% on 2/11/2030)[1]	8,228	8,303
Bank of Nova Scotia (The) 8.00% 1/27/2084 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.017% on 1/27/2029)[1]	5,800	6,005
Bank5, Series 2025-5YR14, Class AS, 6.072% 4/15/2058[5]	3,141	3,235
BAT Capital Corp. 3.215% 9/6/2026	2	2
BAT Capital Corp. 4.906% 4/2/2030	1,700	1,702
BAT Capital Corp. 6.421% 8/2/2033	1,288	1,375
BAT Capital Corp. 5.625% 8/15/2035	23,299	23,402
BAT Capital Corp. 7.079% 8/2/2043	2,250	2,460
BAT Capital Corp. 6.25% 8/15/2055	211	211
Bath & Body Works, Inc. 6.875% 11/1/2035	758	769
Bath & Body Works, Inc. 6.75% 7/1/2036	525	524
Bausch + Lomb Corp., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 7.672% 5/10/2027[4,8]	363	363
Bausch Health Americas, Inc. 9.25% 4/1/2026[6]	1,452	1,423
Bausch Health Americas, Inc. 8.50% 1/31/2027[6]	915	870
Bausch Health Companies, Inc. 5.50% 11/1/2025[6]	470	470
Bausch Health Companies, Inc. 9.00% 12/15/2025[6]	545	545
Bausch Health Companies, Inc. 5.75% 8/15/2027[6]	500	499
Bausch Health Companies, Inc. 4.875% 6/1/2028[6]	325	263
Bausch Health Companies, Inc. 11.00% 9/30/2028[6]	500	477
Bausch Health Companies, Inc. 7.25% 5/30/2029[6]	1,000	681
Bausch Health Companies, Inc. 5.25% 2/15/2031[6]	75	43
Bausch Health Companies, Inc., Term Loan, (3-month USD CME Term SOFR + 5.25%) 9.675% 2/1/2027[4,8]	1,244	1,222
Baxter International, Inc. 2.539% 2/1/2032	7,119	6,109
Baytex Energy Corp. 7.375% 3/15/2032[6]	1,035	997
BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033)[1]	8,340	8,722
Becton, Dickinson and Co. 4.874% 2/8/2029	3,200	3,224
Belron Finance 2019, LLC, Term Loan B, (3-month USD CME Term SOFR + 2.75%) 7.052% 10/16/2031[4,8]	378	378
Benchmark Mortgage Trust, Series 2024-V5, Class AM, 6.417% 1/10/2057[5]	1,244	1,292
Berkshire Hathaway Energy Co. 4.60% 5/1/2053	740	618
Bharti Airtel, Ltd. 4.375% 6/10/2025	200	200
BHP Billiton Finance (USA), Ltd. 5.30% 2/21/2035	2,320	2,341
Biocon Biologics Global PLC 6.67% 10/9/2029[6]	16,699	15,701
BIP-V Chinook Holdco, LLC 5.50% 6/15/2031[6]	815	782
Blackstone Mortgage Trust, Inc. 7.75% 12/1/2029[6]	181	186
Blackstone, Inc. 5.00% 12/6/2034	6,520	6,431
Block, Inc. 2.75% 6/1/2026	450	437
Block, Inc. 6.50% 5/15/2032[6]	780	789
Blue Racer Midstream, LLC 7.00% 7/15/2029[6]	80	82
Capital World Bond Fund — Page 13 of 57

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Blue Racer Midstream, LLC 7.25% 7/15/2032[6]	USD60	$62
BMO Mortgage Trust, Series 2024-5C8, Class AS, 5.94% 12/15/2057[4,5]	7,580	7,812
BMW US Capital, LLC 3.90% 4/9/2025[6]	2,500	2,500
Boeing Co. (The) 2.75% 2/1/2026	9,126	8,966
Boeing Co. (The) 2.196% 2/4/2026	500	489
Boeing Co. (The) 2.70% 2/1/2027	525	507
Boeing Co. (The) 5.04% 5/1/2027	1,099	1,104
Boeing Co. (The) 5.15% 5/1/2030	421	424
Boeing Co. (The) 6.388% 5/1/2031	450	480
Boeing Co. (The) 6.528% 5/1/2034	2,942	3,154
Boeing Co. (The) 5.705% 5/1/2040	2,000	1,945
Boeing Co. (The) 5.805% 5/1/2050	1,608	1,532
Boeing Co. (The) 6.858% 5/1/2054	1,801	1,958
Boeing Co. (The) 5.93% 5/1/2060	2,579	2,429
Boeing Co. (The) 7.008% 5/1/2064	1,337	1,450
Boost Newco Borrower, LLC 7.50% 1/15/2031[6]	125	130
Borr IHC, Ltd. 10.00% 11/15/2028[6]	7,619	7,262
Borr IHC, Ltd. 10.375% 11/15/2030[6]	6,227	5,803
Boston Properties, LP 2.90% 3/15/2030	406	366
Boston Properties, LP 3.25% 1/30/2031	173	155
Boston Properties, LP 2.55% 4/1/2032	531	438
Boston Properties, LP 2.45% 10/1/2033	2,737	2,145
Boston Properties, LP 6.50% 1/15/2034	1,276	1,346
Boston Properties, LP 5.75% 1/15/2035	1,555	1,540
Boyd Gaming Corp. 4.75% 6/15/2031[6]	260	240
Boyne USA, Inc. 4.75% 5/15/2029[6]	765	721
BPCE SA 2.045% 10/19/2027 (USD-SOFR + 1.087% on 10/19/2026)[1,6]	7,500	7,195
BPCE SA 6.714% 10/19/2029 (USD-SOFR + 2.27% on 10/19/2028)[1,6]	3,000	3,161
BPCE SA 6.293% 1/14/2036 (USD-SOFR + 2.04% on 1/14/2035)[1,6]	15,000	15,520
Braskem Idesa SAPI 7.45% 11/15/2029	6,440	5,229
Braskem Netherlands Finance BV 4.50% 1/31/2030	13,867	11,902
Braskem Netherlands Finance BV 8.50% 1/12/2031	15,468	15,573
Braskem Netherlands Finance BV 8.50% 1/12/2031[6]	3,035	3,056
Bristol-Myers Squibb Co. 5.20% 2/22/2034	19,789	20,141
Bristol-Myers Squibb Co. 5.55% 2/22/2054	1,940	1,913
British Columbia (Province of) 4.20% 7/6/2033	8,014	7,788
Broadcom, Inc. 4.00% 4/15/2029[6]	6,163	6,017
Broadcom, Inc. 4.75% 4/15/2029	1,950	1,958
Broadcom, Inc. 5.15% 11/15/2031	4,186	4,247
Broadcom, Inc. 3.419% 4/15/2033[6]	3,875	3,451
Broadcom, Inc. 4.80% 10/15/2034	861	841
Brookfield Property REIT, Inc. 5.75% 5/15/2026[6]	507	503
Brundage-Bone Concrete Pumping Holdings, Inc. 7.50% 2/1/2032[6]	205	195
Buffalo Energy Mexico Holdings 7.875% 2/15/2039[6]	9,064	9,242
Bulgaria (Republic of) 5.00% 3/5/2037	824	798
BWX Technologies, Inc. 4.125% 4/15/2029[6]	510	477
BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 5.134% 9/15/2036[4,5,6]	8,630	8,559
BX Trust, Series 2025-BIO3, Class A, 6.138% 2/10/2042[5,6]	5,903	6,055
Caesars Entertainment, Inc. 4.625% 10/15/2029[6]	425	391
Caesars Entertainment, Inc. 7.00% 2/15/2030[6]	1,654	1,678
Caesars Entertainment, Inc. 6.50% 2/15/2032[6]	315	314
CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[1,6]	7,555	7,838
CaixaBank, SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029)[1,6]	1,584	1,625
CaixaBank, SA 6.84% 9/13/2034 (USD-SOFR + 2.77% on 9/13/2033)[1,6]	600	652
CaixaBank, SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034)[1,6]	2,075	2,145
Capital World Bond Fund — Page 14 of 57

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
California Resources Corp. 7.125% 2/1/2026[6]	USD408	$408
California Resources Corp. 8.25% 6/15/2029[6]	600	610
Campbell’s Co. (The) 5.20% 3/21/2029	1,290	1,310
Campbell’s Co. (The) 5.40% 3/21/2034	950	958
Campbell’s Co. (The) 4.75% 3/23/2035	1,843	1,767
Canadian Imperial Bank of Commerce 5.245% 1/13/2031 (USD-SOFR + 1.105% on 1/13/2030)[1]	6,122	6,203
Canadian National Railway Co. 4.375% 9/18/2034	663	630
Canadian Pacific Railway Co. 4.80% 3/30/2030	3,557	3,572
Canadian Pacific Railway Co. 5.20% 3/30/2035	546	546
Canadian Pacific Railway Co. 3.00% 12/2/2041	540	390
Canadian Pacific Railway Co. 3.10% 12/2/2051	1,683	1,097
CAN-PACK Spolka Akcyjna 3.875% 11/15/2029[6]	255	231
Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033)[1]	2,740	2,865
Capstone Copper Corp. 6.75% 3/31/2033[6]	275	274
Carnival Corp. 6.00% 5/1/2029[6]	720	715
Carnival Corp. 6.125% 2/15/2033[6]	410	404
Carrier Global Corp. 2.70% 2/15/2031	103	92
Cascade Funding Mortgage Trust, Series 2024-NR1, Class A1, 6.405% 11/25/2029 (9.405% on 11/25/2027)[1,5,6]	1,198	1,200
Cascade Funding Mortgage Trust, Series 2024-HB15, Class M1, 4.00% 8/25/2034[4,5,6]	4,092	3,940
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034[4,5,6]	841	831
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class A, 5.783% 2/15/2050[5,6]	4,646	4,680
CCO Holdings, LLC 5.00% 2/1/2028[6]	710	690
CCO Holdings, LLC 4.75% 3/1/2030[6]	495	460
CCO Holdings, LLC 4.50% 8/15/2030[6]	388	354
CCO Holdings, LLC 4.25% 2/1/2031[6]	1,520	1,348
CCO Holdings, LLC 4.75% 2/1/2032[6]	816	726
CCO Holdings, LLC 4.50% 5/1/2032	49	43
CCO Holdings, LLC 4.50% 6/1/2033[6]	985	841
CCO Holdings, LLC 4.25% 1/15/2034[6]	1,835	1,511
Central Garden & Pet Co. 4.125% 10/15/2030	760	692
Central Garden & Pet Co. 4.125% 4/30/2031[6]	300	269
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[5,6]	3,178	3,136
Charter Communications Operating, LLC 6.65% 2/1/2034	3,257	3,378
Charter Communications Operating, LLC 5.25% 4/1/2053	2,535	2,050
Chevron Corp. 3.078% 5/11/2050	2,252	1,532
Chevron USA, Inc. 4.687% 4/15/2030	1,613	1,627
Chile (Republic of) 2.75% 1/31/2027	200	193
Chile (Republic of) 4.85% 1/22/2029	790	797
Chile (Republic of) 4.34% 3/7/2042	715	615
Chile (Republic of) 4.00% 1/31/2052	335	255
Chile Electricity Lux MPC II SARL 5.672% 10/20/2035[6]	210	210
China Huaneng Group Co., Ltd., 5.30% perpetual contingent convertible bonds (3-year UST Yield Curve Rate T Note Constant Maturity + 3.775% on 7/5/2027)[1]	1,925	1,950
China Oil and Gas Group, Ltd. 4.70% 6/30/2026	8,131	7,923
Chord Energy Corp. 6.75% 3/15/2033[6]	270	269
CHS / Community Health Systems, Inc. 5.625% 3/15/2027[6]	670	640
CHS / Community Health Systems, Inc. 8.00% 12/15/2027[6]	450	446
Chubb INA Holdings, LLC 5.00% 3/15/2034	5,902	5,911
CIM Trust, Series 2025-R1, Class A1, 5.00% 2/25/2099 (8.00% on 3/1/2028)[1,5,6]	2,877	2,833
Cisco Systems, Inc. 4.95% 2/26/2031	3,000	3,061
Cisco Systems, Inc. 5.05% 2/26/2034	4,550	4,613
Cisco Systems, Inc. 5.10% 2/24/2035	12,883	13,065
Cisco Systems, Inc. 5.30% 2/26/2054	412	404
CITGO Petroleum Corp. 8.375% 1/15/2029[6]	285	290
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.36% 7/10/2028[4,5,6]	5,275	5,477
Capital World Bond Fund — Page 15 of 57

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040[4,5,6]	USD8,128	$8,307
Citigroup, Inc. 5.827% 2/13/2035 (USD-SOFR + 2.056% on 2/13/2034)[1]	4,299	4,282
Citigroup, Inc. 5.333% 3/27/2036 (USD-SOFR + 1.465% on 3/27/2035)[1]	2,164	2,157
Citizens Financial Group, Inc. 5.718% 7/23/2032 (USD-SOFR + 1.91% on 7/23/2031)[1]	2,765	2,816
Citizens Financial Group, Inc. 6.645% 4/25/2035 (USD-SOFR + 2.325% on 4/25/2034)[1]	2,187	2,328
Civitas Resources, Inc. 8.625% 11/1/2030[6]	55	57
Civitas Resources, Inc. 8.75% 7/1/2031[6]	765	787
CK Hutchison International (23), Ltd. 4.75% 4/21/2028[6]	330	331
CK Hutchison International (23), Ltd. 4.875% 4/21/2033	200	195
CK Hutchison International (24), Ltd. 5.50% 4/26/2034[6]	400	407
CK Hutchison International (20), Ltd. 3.375% 5/8/2050	250	175
Clarios Global, LP 8.50% 5/15/2027[6]	550	551
Clarivate Science Holdings Corp. 4.875% 7/1/2029[6]	275	246
Clean Harbors, Inc. 6.375% 2/1/2031[6]	319	323
Clear Channel Outdoor Holdings, Inc. 7.75% 4/15/2028[6]	330	284
Cleveland Electric Illuminating Co. (The) 3.50% 4/1/2028[6]	1,069	1,030
Cleveland-Cliffs, Inc. 6.875% 11/1/2029[6]	1,028	1,007
Cleveland-Cliffs, Inc. 6.75% 4/15/2030[6]	38	37
Cleveland-Cliffs, Inc. 4.875% 3/1/2031[6]	443	386
Cleveland-Cliffs, Inc. 7.50% 9/15/2031[6]	250	244
Cleveland-Cliffs, Inc. 7.375% 5/1/2033[6]	134	129
Cloud Software Group, Inc. 6.50% 3/31/2029[6]	1,500	1,459
Cloud Software Group, Inc. 9.00% 9/30/2029[6]	2,985	2,979
Cloud Software Group, Inc., Term Loan B1, (3-month USD CME Term SOFR + 3.50%) 7.799% 3/30/2029[4,8]	906	898
CMS Energy Corp., junior subordinated, 6.50% 6/1/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.961% on 6/1/2035)[1]	450	440
CNX Resources Corp. 7.25% 3/1/2032[6]	895	911
Coca-Cola Co. 5.00% 5/13/2034	2,262	2,308
Coca-Cola Co. 4.65% 8/14/2034	2,828	2,814
Coca-Cola Co. 5.20% 1/14/2055	1,282	1,236
Coinbase Global, Inc. 3.375% 10/1/2028[6]	1,200	1,084
Coinbase Global, Inc. 3.625% 10/1/2031[6]	735	623
Colombia (Republic of) 8.00% 4/20/2033	290	299
Colombia (Republic of) 7.50% 2/2/2034	615	610
Colombia (Republic of) 8.00% 11/14/2035	1,205	1,213
Colombia (Republic of) 7.75% 11/7/2036	1,180	1,147
Colombia (Republic of) 5.00% 6/15/2045	1,676	1,130
Colombia (Republic of) 5.20% 5/15/2049	664	444
Colombia (Republic of) 8.375% 11/7/2054	4,000	3,830
Comcast Corp. 3.95% 10/15/2025	4,395	4,385
Comcast Corp. 1.50% 2/15/2031	5,500	4,598
Comcast Corp. 5.65% 6/1/2054	1,510	1,480
Comision Federal de Electricidad 5.70% 1/24/2030[6]	415	406
Commonwealth Bank of Australia 4.608% 3/14/2030[6]	3,865	3,881
CommScope Technologies, LLC 5.00% 3/15/2027[6]	580	522
CommScope, LLC 8.25% 3/1/2027[6]	227	215
CommScope, LLC 7.125% 7/1/2028[6]	575	509
CommScope, LLC 9.50% 12/15/2031[6]	350	361
Commscope, LLC, Term Loan, (3-month USD CME Term SOFR + 5.25%) 9.575% 12/17/2029[4,8]	165	165
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029[6]	980	925
Compass Group Diversified Holdings, LLC 5.00% 1/15/2032[6]	320	287
Comstock Resources, Inc. 6.75% 3/1/2029[6]	535	524
Comstock Resources, Inc. 5.875% 1/15/2030[6]	340	322
Capital World Bond Fund — Page 16 of 57

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Concentra Escrow Issuer Corp. 6.875% 7/15/2032[6]	USD265	$270
Connect Finco SARL 9.00% 9/15/2029[6]	1,505	1,374
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 6.64% 5/25/2043[4,5,6]	8,088	8,240
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M2, (30-day Average USD-SOFR + 3.55%) 7.89% 5/25/2043[4,5,6]	5,185	5,472
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 6.24% 6/25/2043[4,5,6]	4,714	4,751
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M2, (30-day Average USD-SOFR + 3.10%) 7.44% 6/25/2043[4,5,6]	1,957	2,040
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 6.04% 7/25/2043[4,5,6]	7,006	7,029
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (30-day Average USD-SOFR + 1.80%) 6.14% 1/25/2044[4,5,6]	1,750	1,757
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M2, (30-day Average USD-SOFR + 1.65%) 5.99% 5/25/2044[4,5,6]	7,323	7,341
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1A1, (30-day Average USD-SOFR + 1.00%) 5.34% 2/25/2045[4,5,6]	1,565	1,564
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1M1, (30-day Average USD-SOFR + 1.15%) 5.49% 2/25/2045[4,5,6]	4,508	4,508
ConocoPhillips Co. 5.30% 5/15/2053	1,122	1,050
ConocoPhillips Co. 5.50% 1/15/2055	4,519	4,371
Consolidated Energy Finance SA 12.00% 2/15/2031[6]	800	799
Constellation Brands, Inc. 4.35% 5/9/2027	1,305	1,300
Constellation Brands, Inc. 2.875% 5/1/2030	839	761
Constellation Brands, Inc. 2.25% 8/1/2031	1,859	1,576
Constellation Brands, Inc. 4.75% 5/9/2032	813	794
Constellation Brands, Inc. 4.90% 5/1/2033	1,556	1,519
Corebridge Financial, Inc. 3.90% 4/5/2032	5,809	5,373
CoreLogic, Inc. 4.50% 5/1/2028[6]	1,170	1,091
CoreLogic, Inc., Term Loan, (3-month USD CME Term SOFR + 6.50%) 10.939% 6/4/2029[4,8]	300	292
Coronado Finance Pty, Ltd. 9.25% 10/1/2029[6]	750	695
Cote d’Ivoire (Republic of) 8.075% 4/1/2036[6]	690	662
Cougar JV Subsidiary, LLC 8.00% 5/15/2032[6]	490	506
Credit Acceptance Corp. 6.625% 3/15/2030[6]	275	271
Crescent Energy Finance, LLC 9.25% 2/15/2028[6]	933	969
Crescent Energy Finance, LLC 7.625% 4/1/2032[6]	1,005	995
Crescent Energy Finance, LLC 7.375% 1/15/2033[6]	135	130
Crown Castle, Inc. 5.00% 1/11/2028	2,336	2,345
CSC Holdings, LLC 5.50% 4/15/2027[6]	250	232
CSC Holdings, LLC, Term Loan B, (3-month USD CME Term SOFR + 2.50%) 9.00% 4/15/2027[4,8]	325	306
CSC Holdings, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.50%) 8.819% 1/18/2028[4,8]	811	789
CSX Corp. 4.25% 3/15/2029	3,355	3,330
CSX Corp. 5.20% 11/15/2033	2,068	2,110
CSX Corp. 2.50% 5/15/2051	289	169
CVS Health Corp. 3.25% 8/15/2029	1,798	1,679
CVS Health Corp. 5.125% 2/21/2030	1,225	1,233
CVS Health Corp. 5.55% 6/1/2031	3,800	3,880
CVS Health Corp. 5.25% 2/21/2033	1,227	1,212
CVS Health Corp. 5.70% 6/1/2034	4,760	4,836
CVS Health Corp. 5.875% 6/1/2053	800	756
CVS Health Corp. 6.05% 6/1/2054	5,379	5,223
Capital World Bond Fund — Page 17 of 57

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
CVS Health Corp. 6.00% 6/1/2063	USD94	$89
Dai-ichi Life Insurance Co., Ltd. (The) 6.20% (5-year UST Yield Curve Rate T Note Constant Maturity + 2.515% on 1/16/2035)[1,6]	3,000	3,017
Daimler Trucks Finance North America, LLC 3.65% 4/7/2027[6]	6,025	5,912
Daimler Trucks Finance North America, LLC 5.40% 9/20/2028[6]	982	1,001
Daimler Trucks Finance North America, LLC 2.50% 12/14/2031[6]	1,625	1,383
Daimler Trucks Finance North America, LLC 5.50% 9/20/2033[6]	628	630
Daimler Trucks Finance North America, LLC 5.375% 6/25/2034[6]	150	149
Darling Ingredients, Inc. 6.00% 6/15/2030[6]	585	582
DaVita, Inc. 3.75% 2/15/2031[6]	375	327
DaVita, Inc. 6.875% 9/1/2032[6]	925	931
Dept. of Business and Industry, Rev. Green Bonds (Brightlight West Passenger Rail Project), Series 2025-A, AMT, 9.50% 1/1/2065 (put 1/1/2033)[6]	280	279
Deutsche Bank AG 7.146% 7/13/2027 (USD-SOFR + 2.52% on 7/13/2026)[1]	714	734
Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026)[1]	10,009	9,621
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028)[1]	1,500	1,591
Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030)[1]	576	530
Deutsche Bank AG 5.403% 9/11/2035 (USD-SOFR + 2.05% on 9/11/2034)[1]	1,000	975
Devon Energy Corp. 5.75% 9/15/2054	3,737	3,424
Diamond Sports Net, LLC, Term Loan, 15.00% PIK 1/2/2028[8,9]	30	28
Diamondback Energy, Inc. 5.55% 4/1/2035	3,866	3,884
Diebold Nixdorf, Inc. 7.75% 3/31/2030[6]	1,360	1,413
DIRECTV Financing, LLC 5.875% 8/15/2027[6]	1,469	1,425
DIRECTV Financing, LLC, Term Loan, (3-month USD CME Term SOFR + 5.00%) 9.552% 8/2/2027[4,8]	93	93
DISH Network Corp. 11.75% 11/15/2027[6]	3,740	3,941
Dominican Republic 5.875% 1/30/2060	670	567
Dow Chemical Co. (The) 5.15% 2/15/2034	713	707
Dow Chemical Co. (The) 5.35% 3/15/2035	1,500	1,488
Dow Chemical Co. (The) 5.55% 11/30/2048	132	124
Dow Chemical Co. (The) 4.80% 5/15/2049	495	412
Dow Chemical Co. (The) 3.60% 11/15/2050	485	331
Dow Chemical Co. (The) 6.90% 5/15/2053	57	62
Dow Chemical Co. (The) 5.60% 2/15/2054	467	433
Dow Chemical Co. (The) 5.95% 3/15/2055	750	726
Dua Capital, Ltd. 2.78% 5/11/2031	3,500	3,113
Dun & Bradstreet Corp. (The) 5.00% 12/15/2029[6]	52	52
EchoStar Corp. 10.75% 11/30/2029	2,483	2,611
EchoStar Corp. 6.75% PIK or 6.75% Cash 11/30/2030[9]	507	460
Ecopetrol SA 8.625% 1/19/2029	8,020	8,513
Ecopetrol SA 6.875% 4/29/2030	6,710	6,674
Edison International 5.45% 6/15/2029	75	74
Edison International 6.95% 11/15/2029	2,308	2,400
Edison International 6.25% 3/15/2030	4,075	4,129
Edison International 5.25% 3/15/2032	10,103	9,669
Egypt (Arab Republic of) 5.80% 9/30/2027	815	764
Egypt (Arab Republic of) 6.588% 2/21/2028	11,627	10,970
Egypt (Arab Republic of) 7.60% 3/1/2029	300	287
Egypt (Arab Republic of) 8.625% 2/4/2030[6]	400	388
Egypt (Arab Republic of) 5.875% 2/16/2031	1,405	1,157
Egypt (Arab Republic of) 7.053% 1/15/2032	440	372
Egypt (Arab Republic of) 9.45% 2/4/2033[6]	6,025	5,694
Egypt (Arab Republic of) 8.50% 1/31/2047	505	384
Egypt (Arab Republic of) 7.903% 2/21/2048	259	186
Capital World Bond Fund — Page 18 of 57

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Egypt (Arab Republic of) 8.70% 3/1/2049	USD795	$610
Egypt (Arab Republic of) 8.15% 11/20/2059	560	401
Egypt (Arab Republic of) 7.50% 2/16/2061	390	261
Electricité de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[1,6]	2,800	3,156
Element Solutions, Inc. 3.875% 9/1/2028[6]	650	613
Elevance Health, Inc. 5.20% 2/15/2035	1,673	1,679
Elevance Health, Inc. 5.70% 2/15/2055	1,733	1,690
Eli Lilly and Co. 5.10% 2/12/2035	3,295	3,361
Eli Lilly and Co. 5.50% 2/12/2055	1,282	1,299
Ellucian Holdings, Inc. 6.50% 12/1/2029[6]	375	370
Ellucian Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 4.75%) 9.075% 11/22/2032[4,8]	200	203
Embarq, LLC 7.995% 6/1/2036	625	246
Encino Acquisition Partners Holdings, LLC 8.50% 5/1/2028[6]	300	305
Encino Acquisition Partners Holdings, LLC 8.75% 5/1/2031[6]	525	558
Endo Finance Holdings, Inc. 8.50% 4/15/2031[6]	1,140	1,190
Endo Finance Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.00%) 8.325% 4/23/2031[4,8]	562	557
Energy Transfer, LP 6.50% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.694% on 11/15/2026)[1]	254	254
Enfragen Energia Sur SA 5.375% 12/30/2030	19,880	17,580
Eni SpA 5.95% 5/15/2054[6]	1,079	1,056
ENN Clean Energy International Investment, Ltd. 3.375% 5/12/2026[6]	800	785
ENN Energy Holdings, Ltd. 2.625% 9/17/2030[6]	200	181
EOG Resources, Inc. 5.65% 12/1/2054	766	758
EQM Midstream Partners, LP 6.375% 4/1/2029[6]	115	118
EQM Midstream Partners, LP 4.75% 1/15/2031[6]	130	125
Equinix, Inc. 3.00% 7/15/2050	2,889	1,825
EquipmentShare.com, Inc. 9.00% 5/15/2028[6]	675	700
EquipmentShare.com, Inc. 8.625% 5/15/2032[6]	250	258
EquipmentShare.com, Inc., Series 2024-2M, Class A, 5.70% 12/20/2032[5,6]	6,452	6,510
ERP Operating, LP 4.65% 9/15/2034	778	746
Evergreen Credit Card Trust, Series 2025-CRT5, Class B, 5.24% 5/15/2029[5,6]	845	854
Eversource Energy 5.50% 1/1/2034	2,075	2,086
Exelon Corp., junior subordinated, 6.50% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.975% on 3/15/2035)[1]	300	299
Exeter Automobile Receivables Trust, Series 2023-5A, Class B, 6.58% 4/17/2028[5]	487	491
Expand Energy Corp. 5.875% 2/1/2029[6]	740	739
Expand Energy Corp. 6.75% 4/15/2029[6]	15	15
Export-Import Bank of India 5.50% 1/18/2033	1,000	1,018
Export-Import Bank of Thailand 5.354% 5/16/2029	8,542	8,798
Exxon Mobil Corp. 3.452% 4/15/2051	1,019	730
EZCORP, Inc. 7.375% 4/1/2032[6]	110	112
Fair Isaac Corp. 4.00% 6/15/2028[6]	625	595
Fannie Mae Pool #FS9792 4.50% 12/1/2050[5]	109	106
Fannie Mae Pool #FM9530 2.50% 7/1/2051[5]	447	372
Fannie Mae Pool #MA4577 2.00% 4/1/2052[5]	9,282	7,394
Fannie Mae Pool #BT8116 2.50% 4/1/2052[5]	27	23
Fannie Mae Pool #FS9189 2.00% 5/1/2052[5]	9,400	7,510
Fannie Mae Pool #CB3528 4.00% 5/1/2052[5]	1,196	1,117
Fannie Mae Pool #FS1948 4.00% 5/1/2052[5]	946	883
Fannie Mae Pool #BV8055 4.50% 9/1/2052[5]	22,089	21,175
Fannie Mae Pool #BV0952 4.50% 9/1/2052[5]	1,339	1,283
Fannie Mae Pool #CB4852 4.50% 10/1/2052[5]	9,387	8,999
Capital World Bond Fund — Page 19 of 57

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BW1215 4.50% 10/1/2052[5]	USD3,540	$3,394
Fannie Mae Pool #MA4785 5.00% 10/1/2052[5]	53	52
Fannie Mae Pool #MA4805 4.50% 11/1/2052[5]	909	872
Fannie Mae Pool #MA4840 4.50% 12/1/2052[5]	14,434	13,837
Fannie Mae Pool #FS5675 4.50% 1/1/2053[5]	42,536	40,773
Fannie Mae Pool #FS5520 4.50% 1/1/2053[5]	924	885
Fannie Mae Pool #MA4919 5.50% 2/1/2053[5]	188	188
Fannie Mae Pool #FS4191 5.50% 3/1/2053[5]	2,796	2,812
Fannie Mae Pool #CB5912 6.00% 3/1/2053[5]	6,175	6,316
Fannie Mae Pool #MA4978 5.00% 4/1/2053[5]	279	274
Fannie Mae Pool #MA5009 5.00% 5/1/2053[5]	25,469	25,025
Fannie Mae Pool #FS4840 5.50% 5/1/2053[5]	1,003	1,003
Fannie Mae Pool #MA5010 5.50% 5/1/2053[5]	33	33
Fannie Mae Pool #FS4736 6.50% 5/1/2053[5]	47	48
Fannie Mae Pool #BW9637 5.00% 6/1/2053[5]	14,970	14,706
Fannie Mae Pool #MA5038 5.00% 6/1/2053[5]	177	174
Fannie Mae Pool #MA5039 5.50% 6/1/2053[5]	117	117
Fannie Mae Pool #MA5071 5.00% 7/1/2053[5]	2,825	2,776
Fannie Mae Pool #MA5072 5.50% 7/1/2053[5]	440	441
Fannie Mae Pool #MA5107 5.50% 8/1/2053[5]	95	95
Fannie Mae Pool #CB7104 5.50% 9/1/2053[5]	21,545	21,596
Fannie Mae Pool #MA5139 6.00% 9/1/2053[5]	3,987	4,052
Fannie Mae Pool #MA5166 6.00% 10/1/2053[5]	16,186	16,474
Fannie Mae Pool #MA5190 5.50% 11/1/2053[5]	13,686	13,677
Fannie Mae Pool #FS6838 5.50% 11/1/2053[5]	2,913	2,914
Fannie Mae Pool #MA5191 6.00% 11/1/2053[5]	14,443	14,678
Fannie Mae Pool #FS6668 5.50% 12/1/2053[5]	251	251
Fannie Mae Pool #FS6873 6.50% 1/1/2054[5]	6,783	7,026
Fannie Mae Pool #FS6767 6.50% 1/1/2054[5]	2,703	2,810
Fannie Mae Pool #MA5249 7.00% 1/1/2054[5]	1	1
Fannie Mae Pool #MA5271 5.50% 2/1/2054[5]	8,283	8,278
Fannie Mae Pool #FS6809 5.50% 2/1/2054[5]	1,716	1,714
Fannie Mae Pool #FS7031 6.00% 2/1/2054[5]	3,665	3,749
Fannie Mae Pool #FS7503 6.00% 2/1/2054[5]	1,596	1,623
Fannie Mae Pool #MA5296 5.50% 3/1/2054[5]	6,899	6,894
Fannie Mae Pool #MA5295 6.00% 3/1/2054[5]	1,735	1,763
Fannie Mae Pool #CB8337 5.50% 4/1/2054[5]	18,423	18,449
Fannie Mae Pool #BU4479 5.50% 4/1/2054[5]	260	259
Fannie Mae Pool #DB2499 5.50% 5/1/2054[5]	9,791	9,784
Fannie Mae Pool #CB8536 5.50% 5/1/2054[5]	4,232	4,258
Fannie Mae Pool #DB5160 5.50% 5/1/2054[5]	597	598
Fannie Mae Pool #DB2495 6.00% 5/1/2054[5]	4,396	4,468
Fannie Mae Pool #FS8131 5.50% 6/1/2054[5]	10,718	10,767
Fannie Mae Pool #FS8153 6.00% 6/1/2054[5]	10,388	10,645
Fannie Mae Pool #DB6878 6.00% 6/1/2054[5]	6,430	6,534
Fannie Mae Pool #FS8223 6.00% 6/1/2054[5]	1,498	1,528
Fannie Mae Pool #FS8219 6.00% 6/1/2054[5]	1,356	1,389
Fannie Mae Pool #CB8755 6.00% 6/1/2054[5]	667	680
Fannie Mae Pool #CB8725 6.50% 6/1/2054[5]	1,069	1,111
Fannie Mae Pool #DB5480 6.50% 6/1/2054[5]	12	13
Fannie Mae Pool #CB8842 5.50% 7/1/2054[5]	13,708	13,711
Fannie Mae Pool #BU4699 5.50% 7/1/2054[5]	7,005	7,006
Fannie Mae Pool #DB5213 5.50% 7/1/2054[5]	6,237	6,233
Fannie Mae Pool #FS8467 5.50% 7/1/2054[5]	286	288
Fannie Mae Pool #MA5421 6.00% 7/1/2054[5]	17,160	17,439
Capital World Bond Fund — Page 20 of 57

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #DB5214 6.00% 7/1/2054[5]	USD11,898	$12,092
Fannie Mae Pool #BU4707 6.00% 7/1/2054[5]	9,042	9,189
Fannie Mae Pool #BU4700 6.00% 7/1/2054[5]	5,716	5,828
Fannie Mae Pool #DB6901 6.00% 7/1/2054[5]	3,984	4,052
Fannie Mae Pool #CB8858 6.00% 7/1/2054[5]	3,869	3,945
Fannie Mae Pool #FS8318 6.00% 7/1/2054[5]	2,892	2,969
Fannie Mae Pool #FS8591 6.00% 7/1/2054[5]	2,160	2,217
Fannie Mae Pool #DB7039 6.00% 7/1/2054[5]	1,161	1,186
Fannie Mae Pool #CB8872 6.50% 7/1/2054[5]	1,639	1,704
Fannie Mae Pool #FS8619 6.50% 7/1/2054[5]	947	987
Fannie Mae Pool #FS8607 6.50% 7/1/2054[5]	698	727
Fannie Mae Pool #CB8876 6.50% 7/1/2054[5]	480	498
Fannie Mae Pool #FS8317 6.50% 7/1/2054[5]	271	283
Fannie Mae Pool #DB7783 5.50% 8/1/2054[5]	5,392	5,399
Fannie Mae Pool #MA5445 6.00% 8/1/2054[5]	20,851	21,190
Fannie Mae Pool #DB7792 6.00% 8/1/2054[5]	6,088	6,191
Fannie Mae Pool #FS8757 6.00% 8/1/2054[5]	3,714	3,805
Fannie Mae Pool #FS8758 6.00% 8/1/2054[5]	2,206	2,250
Fannie Mae Pool #BU4916 6.00% 8/1/2054[5]	1,869	1,906
Fannie Mae Pool #FS8756 6.00% 8/1/2054[5]	1,491	1,523
Fannie Mae Pool #DC0299 6.00% 8/1/2054[5]	1,293	1,316
Fannie Mae Pool #DB7692 6.00% 8/1/2054[5]	1,265	1,288
Fannie Mae Pool #BU4968 6.00% 8/1/2054[5]	893	907
Fannie Mae Pool #DB7687 6.00% 8/1/2054[5]	636	651
Fannie Mae Pool #DB7690 6.00% 8/1/2054[5]	475	487
Fannie Mae Pool #DC0296 6.00% 8/1/2054[5]	456	467
Fannie Mae Pool #FS8795 6.00% 8/1/2054[5]	277	282
Fannie Mae Pool #MA5470 5.50% 9/1/2054[5]	42,446	42,418
Fannie Mae Pool #CB9210 5.50% 9/1/2054[5]	7,729	7,737
Fannie Mae Pool #CB9146 5.50% 9/1/2054[5]	4,598	4,621
Fannie Mae Pool #BU4946 5.50% 9/1/2054[5]	4,076	4,072
Fannie Mae Pool #FS8866 6.00% 9/1/2054[5]	3,945	4,035
Fannie Mae Pool #MA5471 6.00% 9/1/2054[5]	712	723
Fannie Mae Pool #DC1873 6.00% 9/1/2054[5]	39	40
Fannie Mae Pool #MA5530 5.00% 11/1/2054[5]	6,519	6,393
Fannie Mae Pool #MA5552 5.00% 12/1/2054[5]	10,195	9,999
Fannie Mae Pool #DC6842 5.50% 12/1/2054[5]	639	639
Fannie Mae Pool #DC7823 6.00% 12/1/2054[5]	83	84
Fannie Mae Pool #MA5615 6.00% 2/1/2055[5]	9,064	9,210
Fannie Mae Pool #MA5647 6.00% 3/1/2055[5]	2,899	2,945
Fannie Mae Pool #MA5674 6.00% 4/1/2055[5]	3,373	3,427
Fannie Mae Pool #BF0784 3.50% 12/1/2063[5]	492	437
Fannie Mae Connecticut Avenue Securities, Series 2025-R01, Class 1A1, (30-day Average USD-SOFR + 0.95%) 5.29% 1/25/2045[4,5,6]	4,606	4,591
Farmer Mac Agricultural Real Estate Trust, Series 2024-2, Class B, 5.593% 8/1/2054[4,5,6]	2,364	2,099
Fertitta Entertainment, LLC 6.75% 1/15/2030[6]	350	303
FibraSOMA 4.375% 7/22/2031	2,800	2,294
Fideicomiso Fibra Uno 7.70% 1/23/2032[6]	375	387
Fiesta Purchaser, Inc. 7.875% 3/1/2031[6]	267	276
Fiesta Purchaser, Inc. 9.625% 9/15/2032[6]	660	680
Fiesta Purchaser, Inc., Term Loan, (3-month USD CME Term SOFR + 3.25%) 7.575% 2/12/2031[4,8]	360	358
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 11.428% 9/13/2029[2,4,8]	539	542
Capital World Bond Fund — Page 21 of 57

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 11.428% 9/13/2029[2,4,8]	USD14	$14
First Citizens BancShares, Inc. 5.231% 3/12/2031 (USD-SOFR + 1.41% on 3/12/2030)[1]	1,421	1,423
First Citizens BancShares, Inc. 6.254% 3/12/2040 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.97% on 3/12/2035)[1]	4,978	4,897
First Quantum Minerals, Ltd. 6.875% 10/15/2027[6]	8,330	8,329
First Quantum Minerals, Ltd. 9.375% 3/1/2029[6]	850	895
First Student Bidco, Inc. 4.00% 7/31/2029[6]	700	642
First Student Bidco, Inc., Term Loan B, (3-month USD CME Term SOFR + 2.50%) 6.799% 7/21/2028[4,8]	211	211
First Student Bidco, Inc., Term Loan C, (3-month USD CME Term SOFR + 2.50%) 6.799% 7/21/2028[4,8]	65	65
FirstEnergy Corp. 2.65% 3/1/2030	2,817	2,538
FirstEnergy Corp. 2.25% 9/1/2030	2,775	2,414
Five Corners Funding Trust IV 5.997% 2/15/2053[6]	500	508
Florida Power & Light Co. 5.10% 4/1/2033	1,165	1,179
Florida Power & Light Co. 5.30% 6/15/2034	4,879	4,995
Florida Power & Light Co. 5.60% 6/15/2054	1,238	1,244
Florida Power & Light Co. 5.70% 3/15/2055	1,274	1,302
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.769% 12/15/2029[4,5,6]	3,404	3,407
Ford Motor Credit Co., LLC 3.375% 11/13/2025	200	198
Ford Motor Credit Co., LLC 6.95% 3/6/2026	400	404
Ford Motor Credit Co., LLC 6.95% 6/10/2026	400	406
Ford Motor Credit Co., LLC 5.85% 5/17/2027	2,882	2,898
Ford Motor Credit Co., LLC 4.95% 5/28/2027	995	981
Ford Motor Credit Co., LLC 4.125% 8/17/2027	400	387
Ford Motor Credit Co., LLC 7.35% 11/4/2027	400	415
Ford Motor Credit Co., LLC 6.80% 5/12/2028	600	616
Ford Motor Credit Co., LLC 6.798% 11/7/2028	412	424
Ford Motor Credit Co., LLC 5.80% 3/8/2029	9,968	9,875
Ford Motor Credit Co., LLC 5.113% 5/3/2029	1,900	1,833
Ford Motor Credit Co., LLC 5.875% 11/7/2029	5,200	5,146
Ford Motor Credit Co., LLC 6.05% 3/5/2031	3,100	3,059
Ford Motor Credit Co., LLC 6.054% 11/5/2031	2,037	1,997
Ford Motor Credit Co., LLC 6.532% 3/19/2032	460	460
Ford Motor Credit Co., LLC 6.50% 2/7/2035	400	393
Ford Otomotiv Sanayi AS 7.125% 4/25/2029[6]	1,785	1,773
Forestar Group, Inc. 6.50% 3/15/2033[6]	420	412
Fortress Intermediate 3, Inc. 7.50% 6/1/2031[6]	400	404
Freddie Mac Pool #RB5111 2.00% 5/1/2041[5]	19,305	16,499
Freddie Mac Pool #Z40273 4.50% 10/1/2048[5]	165	161
Freddie Mac Pool #SI2108 2.50% 4/1/2051[5]	2,296	1,915
Freddie Mac Pool #SD3095 2.50% 7/1/2051[5]	1,307	1,089
Freddie Mac Pool #RA6114 2.00% 2/1/2052[5]	4,148	3,306
Freddie Mac Pool #SD8213 3.00% 5/1/2052[5]	4,699	4,078
Freddie Mac Pool #SD1883 4.00% 6/1/2052[5]	47	44
Freddie Mac Pool #SD8225 3.00% 7/1/2052[5]	4,543	3,945
Freddie Mac Pool #QE9001 4.00% 8/1/2052[5]	91	85
Freddie Mac Pool #SD8258 5.00% 10/1/2052[5]	8,094	7,962
Freddie Mac Pool #SD8266 4.50% 11/1/2052[5]	2,645	2,536
Freddie Mac Pool #SD8276 5.00% 12/1/2052[5]	22,107	21,739
Freddie Mac Pool #SD8287 4.50% 1/1/2053[5]	1,498	1,435
Freddie Mac Pool #SD8323 5.00% 5/1/2053[5]	12,488	12,271
Capital World Bond Fund — Page 22 of 57

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SD8329 5.00% 6/1/2053[5]	USD400	$393
Freddie Mac Pool #SD8331 5.50% 6/1/2053[5]	523	523
Freddie Mac Pool #SD8341 5.00% 7/1/2053[5]	148	145
Freddie Mac Pool #SD8342 5.50% 7/1/2053[5]	2,000	2,002
Freddie Mac Pool #SD3432 6.00% 7/1/2053[5]	1,193	1,226
Freddie Mac Pool #SD3512 6.00% 8/1/2053[5]	421	429
Freddie Mac Pool #SD8362 5.50% 9/1/2053[5]	20,052	20,055
Freddie Mac Pool #SD8363 6.00% 9/1/2053[5]	10,882	11,072
Freddie Mac Pool #SD8367 5.50% 10/1/2053[5]	6,265	6,266
Freddie Mac Pool #SD4977 5.00% 11/1/2053[5]	169,798	166,842
Freddie Mac Pool #RJ0326 6.50% 11/1/2053[5]	868	900
Freddie Mac Pool #RJ0854 6.50% 1/1/2054[5]	63	65
Freddie Mac Pool #SD5910 4.00% 2/1/2054[5]	1,985	1,854
Freddie Mac Pool #SD8401 5.50% 2/1/2054[5]	1,014	1,013
Freddie Mac Pool #SD8402 6.00% 2/1/2054[5]	28,867	29,361
Freddie Mac Pool #SD8408 5.50% 3/1/2054[5]	37,085	37,060
Freddie Mac Pool #RJ1015 6.50% 3/1/2054[5]	24	25
Freddie Mac Pool #SD5303 6.00% 4/1/2054[5]	2,594	2,653
Freddie Mac Pool #QI3333 6.00% 4/1/2054[5]	694	709
Freddie Mac Pool #RJ1413 5.50% 5/1/2054[5]	33,195	33,399
Freddie Mac Pool #RJ1415 5.50% 5/1/2054[5]	13,377	13,484
Freddie Mac Pool #RJ1448 5.50% 5/1/2054[5]	8,314	8,314
Freddie Mac Pool #SD5692 6.00% 5/1/2054[5]	892	916
Freddie Mac Pool #RJ1855 5.00% 6/1/2054[5]	1,783	1,752
Freddie Mac Pool #RJ1857 5.50% 6/1/2054[5]	32,367	32,376
Freddie Mac Pool #RJ1768 5.50% 6/1/2054[5]	5,293	5,319
Freddie Mac Pool #RJ1785 6.00% 6/1/2054[5]	13,744	14,051
Freddie Mac Pool #RJ1779 6.00% 6/1/2054[5]	12,392	12,710
Freddie Mac Pool #RJ1859 6.00% 6/1/2054[5]	6,433	6,559
Freddie Mac Pool #RJ1797 6.50% 6/1/2054[5]	333	344
Freddie Mac Pool #RJ1725 6.50% 6/1/2054[5]	106	111
Freddie Mac Pool #RJ1963 5.50% 7/1/2054[5]	3,552	3,549
Freddie Mac Pool #QI8872 5.50% 7/1/2054[5]	3,501	3,502
Freddie Mac Pool #SD8447 6.00% 7/1/2054[5]	11,094	11,275
Freddie Mac Pool #RJ1964 6.00% 7/1/2054[5]	8,461	8,709
Freddie Mac Pool #RJ1975 6.00% 7/1/2054[5]	5,776	5,889
Freddie Mac Pool #SD5813 6.00% 7/1/2054[5]	4,088	4,186
Freddie Mac Pool #QI8874 6.00% 7/1/2054[5]	2,321	2,368
Freddie Mac Pool #SD5873 6.00% 7/1/2054[5]	1,548	1,578
Freddie Mac Pool #SD5896 6.00% 7/1/2054[5]	1,293	1,320
Freddie Mac Pool #RJ1986 6.50% 7/1/2054[5]	1,145	1,184
Freddie Mac Pool #SD5905 6.50% 7/1/2054[5]	437	456
Freddie Mac Pool #RJ2200 5.50% 8/1/2054[5]	6,173	6,180
Freddie Mac Pool #RJ2206 5.50% 8/1/2054[5]	4,160	4,170
Freddie Mac Pool #RJ2243 5.50% 8/1/2054[5]	3,521	3,523
Freddie Mac Pool #SD6286 5.50% 8/1/2054[5]	2,330	2,344
Freddie Mac Pool #SD8453 5.50% 8/1/2054[5]	1,362	1,361
Freddie Mac Pool #RJ2203 5.50% 8/1/2054[5]	646	650
Freddie Mac Pool #SD8454 6.00% 8/1/2054[5]	13,760	13,984
Freddie Mac Pool #RJ2216 6.00% 8/1/2054[5]	7,966	8,124
Freddie Mac Pool #RJ2210 6.00% 8/1/2054[5]	2,657	2,707
Freddie Mac Pool #SD6029 6.00% 8/1/2054[5]	2,352	2,406
Freddie Mac Pool #RJ2222 6.50% 8/1/2054[5]	6,711	6,979
Freddie Mac Pool #RJ2247 6.50% 8/1/2054[5]	2,350	2,442
Freddie Mac Pool #RJ2228 6.50% 8/1/2054[5]	1,421	1,470
Capital World Bond Fund — Page 23 of 57

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SD8455 6.50% 8/1/2054[5]	USD454	$469
Freddie Mac Pool #SD8462 5.50% 9/1/2054[5]	61,808	61,767
Freddie Mac Pool #RJ2298 5.50% 9/1/2054[5]	9,529	9,541
Freddie Mac Pool #QJ3044 5.50% 9/1/2054[5]	8,361	8,355
Freddie Mac Pool #RJ2422 5.50% 9/1/2054[5]	7,358	7,365
Freddie Mac Pool #RJ2415 5.50% 9/1/2054[5]	3,067	3,085
Freddie Mac Pool #RJ2408 5.50% 9/1/2054[5]	2,776	2,777
Freddie Mac Pool #RJ2314 6.00% 9/1/2054[5]	8,071	8,232
Freddie Mac Pool #RJ2312 6.00% 9/1/2054[5]	4,502	4,604
Freddie Mac Pool #SD8463 6.00% 9/1/2054[5]	4,312	4,382
Freddie Mac Pool #RJ2308 6.00% 9/1/2054[5]	4,178	4,290
Freddie Mac Pool #RJ2306 6.00% 9/1/2054[5]	3,854	3,958
Freddie Mac Pool #RJ2309 6.00% 9/1/2054[5]	2,502	2,551
Freddie Mac Pool #RJ2474 6.50% 9/1/2054[5]	334	346
Freddie Mac Pool #RJ2411 6.50% 9/1/2054[5]	223	232
Freddie Mac Pool #RJ2470 6.50% 9/1/2054[5]	117	121
Freddie Mac Pool #SD8469 5.50% 10/1/2054[5,10]	53,814	53,770
Freddie Mac Pool #RJ2851 4.50% 11/1/2054[5]	3,014	2,885
Freddie Mac Pool #SD8473 4.50% 11/1/2054[5]	— [11]	— [11]
Freddie Mac Pool #QX0310 5.50% 11/1/2054[5]	2,823	2,821
Freddie Mac Pool #QX0622 5.50% 11/1/2054[5]	168	168
Freddie Mac Pool #SD8485 6.50% 12/1/2054[5]	375	387
Freddie Mac Pool #RJ3264 4.50% 2/1/2055[5]	1,773	1,698
Freddie Mac Pool #SD8507 6.00% 2/1/2055[5]	1,622	1,648
Freddie Mac, Series K153, Class A2, Multi Family, 3.82% 1/25/2033[5]	12,287	11,739
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA2, Class M1B, (30-day Average USD-SOFR + 2.40%) 6.74% 2/25/2042[4,5,6]	1,485	1,512
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1B, (30-day Average USD-SOFR + 2.90%) 7.24% 4/25/2042[4,5,6]	4,305	4,430
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA1, Class A1, (30-day Average USD-SOFR + 0.95%) 5.29% 1/25/2045[4,5,6]	2,284	2,280
Frontier Communications Holdings, LLC 5.00% 5/1/2028[6]	25	25
Frontier Communications Holdings, LLC 6.75% 5/1/2029[6]	652	656
Frontier Communications Holdings, LLC 5.875% 11/1/2029	993	994
Frontier Communications Holdings, LLC 6.00% 1/15/2030[6]	1,171	1,175
Frontier Communications Holdings, LLC 8.75% 5/15/2030[6]	50	53
Frontier Communications Holdings, LLC 8.625% 3/15/2031[6]	225	240
FXI Holdings, Inc. 12.25% 11/15/2026[6]	1,315	1,223
G.O. Taxable Bonds, Series 2022, 0% 11/1/2043[4]	414	260
G.O. Taxable Bonds, Capital Appreciation Bonds, Series 2022, 0% 11/1/2051	316	196
Gabonese Republic 6.625% 2/6/2031	887	696
Gabonese Republic 7.00% 11/24/2031[6]	790	619
Gabonese Republic 7.00% 11/24/2031	650	509
Garda World Security Corp. 8.375% 11/15/2032[6]	445	438
GC Treasury Center Co., Ltd. 2.98% 3/18/2031	200	175
GC Treasury Center Co., Ltd. 4.30% 3/18/2051	200	150
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028)[1,5,6]	8,133	8,189
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046[5,6]	5,310	4,873
Gen Digital, Inc. 6.25% 4/1/2033[6]	450	449
General Motors Financial Co., Inc. 2.40% 4/10/2028	6,870	6,365
General Motors Financial Co., Inc. 5.60% 6/18/2031	2,300	2,302
General Motors Financial Co., Inc. 5.625% 4/4/2032	694	687
General Motors Financial Co., Inc. 5.45% 9/6/2034	3,192	3,080
General Motors Financial Co., Inc. 5.90% 1/7/2035	2,800	2,775
Genesis Energy, LP 8.00% 1/15/2027	368	376
Capital World Bond Fund — Page 24 of 57

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Genesis Energy, LP 7.75% 2/1/2028	USD40	$40
Genesis Energy, LP 8.25% 1/15/2029	500	517
Genesis Energy, LP 8.875% 4/15/2030	468	486
Genesis Energy, LP 7.875% 5/15/2032	350	353
GENM Capital Labuan, Ltd. 3.882% 4/19/2031	3,900	3,486
GeoPark, Ltd. 5.50% 1/17/2027	7,500	7,351
Georgia (Republic of) 2.75% 4/22/2026[6]	1,127	1,080
Georgia Power Co. 4.95% 5/17/2033	2,972	2,953
Gilead Sciences, Inc. 5.25% 10/15/2033	2,801	2,868
Gilead Sciences, Inc. 5.55% 10/15/2053	1,201	1,196
Glatfelter Corp., Term Loan B, (3-month USD CME Term SOFR + 4.25%) 8.563% 11/4/2031[4,8]	374	374
Global Auto Holdings PLC 11.50% 8/15/2029[6]	515	504
Global Partners, LP 8.25% 1/15/2032[6]	105	108
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040[5,6]	3,873	3,654
GLS Auto Receivables Trust, Series 2024-4A, Class E, 7.51% 8/15/2031[5,6]	1,397	1,411
GOHL Capital, Ltd. 4.25% 1/24/2027	200	197
Goldman Sachs Group, Inc. 2.64% 2/24/2028 (USD-SOFR + 1.114% on 2/24/2027)[1]	625	603
Goldman Sachs Group, Inc. 4.482% 8/23/2028 (USD-SOFR + 1.725% on 8/23/2027)[1]	7,118	7,102
Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029)[1]	4,670	4,819
Goldman Sachs Group, Inc. 1.992% 1/27/2032 (USD-SOFR + 1.09% on 1/27/2031)[1]	6,129	5,192
Goldman Sachs Group, Inc. 5.016% 10/23/2035 (USD-SOFR + 1.42% on 10/23/2034)[1]	2,100	2,043
Goldman Sachs Group, Inc. 5.734% 1/28/2056 (USD-SOFR + 1.696% on 1/28/2055)[1]	2,515	2,507
Government National Mortgage Assn. 4.00% 4/1/2055[5,12]	6,828	6,393
Government National Mortgage Assn. Pool #785813 2.50% 12/20/2051[5]	19,152	16,120
Government National Mortgage Assn. Pool #MA8947 5.00% 6/20/2053[5]	228	225
Government National Mortgage Assn. Pool #MA9240 5.00% 10/20/2053[5]	34,156	33,706
Government National Mortgage Assn. Pool #MB0144 4.00% 1/20/2055[5]	7,818	7,321
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063[5]	4,964	3,662
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052	4,760	3,285
Gray Media, Inc. 10.50% 7/15/2029[6]	1,210	1,262
Gray Television, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.25%) 9.573% 6/4/2029[4,8]	337	327
Great Canadian Gaming Corp. 8.75% 11/15/2029[6]	715	719
Greenko Dutch BV 3.85% 3/29/2026	9,073	8,810
GreenSaif Pipelines Bidco SARL 5.852% 2/23/2036[6]	13,810	13,998
Grifols, SA 4.75% 10/15/2028[6]	700	647
Grupo Energia Bogota SA ESP 4.875% 5/15/2030[6]	2,300	2,276
Gulfport Energy Operating Corp. 6.75% 9/1/2029[6]	110	112
Hanesbrands, Inc. 9.00% 2/15/2031[6]	363	383
Hanesbrands, Inc., Term Loan B, (3-month USD CME Term SOFR + 2.75%) 7.075% 3/7/2032[4,8]	472	473
Harley-Davidson Financial Services, Inc. 5.95% 6/11/2029[6]	733	740
Harvest Midstream I, LP 7.50% 9/1/2028[6]	587	593
Harvest Midstream I, LP 7.50% 5/15/2032[6]	265	273
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1-month USD CME Term SOFR + 1.393%) 5.713% 3/15/2042[4,5,6]	6,369	6,355
Helios Software Holdings, Inc. 8.75% 5/1/2029[6]	1,825	1,818
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029[5,6]	1,689	1,713
Hertz Vehicle Financing, LLC, Series 2025-1A, Class A, 4.91% 9/25/2029[5,6]	7,096	7,101
Hess Midstream Operations, LP 5.875% 3/1/2028[6]	240	241
Hess Midstream Operations, LP 4.25% 2/15/2030[6]	110	104
Hess Midstream Operations, LP 5.50% 10/15/2030[6]	45	44
Hexcel Corp. 5.875% 2/26/2035	173	176
Hightower Holding, LLC 6.75% 4/15/2029[6]	830	806
Capital World Bond Fund — Page 25 of 57

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Hilcorp Energy I, LP 6.00% 4/15/2030[6]	USD660	$628
Hilcorp Energy I, LP 8.375% 11/1/2033[6]	53	54
Hilton Domestic Operating Co., Inc. 4.875% 1/15/2030	190	184
Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031[6]	885	802
Home Depot, Inc. 4.75% 6/25/2029	1,461	1,479
Home Depot, Inc. 4.85% 6/25/2031	3,625	3,675
Home Depot, Inc. 4.95% 6/25/2034	5,780	5,801
Home Depot, Inc. 5.30% 6/25/2054	842	814
Honduras (Republic of) 6.25% 1/19/2027	2,882	2,848
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.644% 2/5/2045[4,5,6]	11,573	11,749
Howard Hughes Corp. (The) 5.375% 8/1/2028[6]	723	702
Howard Hughes Corp. (The) 4.125% 2/1/2029[6]	549	501
Howard Hughes Corp. (The) 4.375% 2/1/2031[6]	470	419
Howden UK Refinance PLC 7.25% 2/15/2031[6]	840	849
Howden UK Refinance 2 PLC 8.125% 2/15/2032[6]	290	293
HSBC Holdings PLC 4.755% 6/9/2028 (USD-SOFR + 2.11% on 6/9/2027)[1]	21,000	20,999
HSBC Holdings PLC 4.95% 3/31/2030	2,300	2,308
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031)[1]	1,229	1,069
HSBC Holdings PLC 7.399% 11/13/2034 (USD-SOFR + 3.02% on 11/13/2033)[1]	16,134	17,743
HSBC Holdings PLC 5.45% 3/3/2036 (USD-SOFR + 1.56% on 3/3/2035)[1]	772	769
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 5.876% 5/10/2039[4,5,6]	2,541	2,560
HUB International, Ltd. 7.25% 6/15/2030[6]	198	204
HUB International, Ltd. 7.375% 1/31/2032[6]	650	662
HUB International, Ltd., Term Loan, (3-month USD CME Term SOFR + 3.00%) 7.043% 6/20/2030[4,8]	995	992
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.467% 1/13/2040[4,5,6]	19,089	19,445
Humana, Inc. 5.95% 3/15/2034	3,350	3,430
Humana, Inc. 5.55% 5/1/2035	4,319	4,272
Humana, Inc. 5.75% 4/15/2054	3,808	3,541
Humana, Inc. 6.00% 5/1/2055	875	838
Hungary, 6.25% 9/22/2032[6]	760	784
Hungary, 5.50% 3/26/2036[6]	2,770	2,653
Hutchison Whampoa International, Ltd. 7.45% 11/24/2033	200	230
Hyatt Hotels Corp. 5.75% 3/30/2032	260	262
Hyundai Capital America 1.50% 6/15/2026[6]	3,387	3,261
Hyundai Capital America 5.60% 3/30/2028[6]	1,600	1,631
Hyundai Capital America 2.00% 6/15/2028[6]	2,187	2,003
Hyundai Capital America 5.30% 1/8/2029[6]	975	985
Hyundai Capital America 6.50% 1/16/2029[6]	853	895
Hyundai Capital America 5.40% 1/8/2031[6]	234	236
Hyundai Capital America 5.40% 6/24/2031[6]	1,000	1,007
Icahn Enterprises, LP 6.25% 5/15/2026	158	157
Icahn Enterprises, LP 5.25% 5/15/2027	480	457
Icahn Enterprises, LP 9.75% 1/15/2029	675	672
Icahn Enterprises, LP 4.375% 2/1/2029	175	146
Icahn Enterprises, LP 10.00% 11/15/2029[6]	290	288
Indofood CBP Sukses Makmur Tbk PT 3.398% 6/9/2031	480	429
Indofood CBP Sukses Makmur Tbk PT 4.745% 6/9/2051	300	240
Indonesia Asahan Aluminium (Persero) PT 5.45% 5/15/2030[6]	2,860	2,882
Ingles Markets, Inc. 4.00% 6/15/2031[6]	865	782
Insulet Corp. 6.50% 4/1/2033[6]	285	290
Intelsat Jackson Holdings SA 6.50% 3/15/2030[6]	1,615	1,538
Intercontinental Exchange, Inc. 4.00% 9/15/2027	15,260	15,131
Intercontinental Exchange, Inc. 5.25% 6/15/2031	957	982
Intercontinental Exchange, Inc. 4.60% 3/15/2033	1,970	1,934
Capital World Bond Fund — Page 26 of 57

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
International Flavors & Fragrances, Inc. 1.832% 10/15/2027[6]	USD469	$437
International Flavors & Fragrances, Inc. 2.30% 11/1/2030[6]	112	97
International Flavors & Fragrances, Inc. 3.268% 11/15/2040[6]	2,025	1,476
International Flavors & Fragrances, Inc. 3.468% 12/1/2050[6]	247	163
Interstate Power and Light Co. 2.30% 6/1/2030	1,975	1,749
Intesa Sanpaolo SpA 7.00% 11/21/2025[6]	1,375	1,393
Intesa Sanpaolo SpA 8.248% 11/21/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 4.40% on 11/21/2032)[1,6]	1,250	1,436
Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053)[1,6]	4,000	4,447
INTOWN Mortgage Trust, Series 2025-STAY, Class A, (1-month USD CME Term SOFR + 1.35%) 5.65% 3/15/2042[4,5,6]	21,959	21,877
ION Trading Technologies SARL 9.50% 5/30/2029[6]	1,694	1,709
IQVIA, Inc. 5.00% 5/15/2027[6]	630	622
IQVIA, Inc. 6.50% 5/15/2030[6]	200	204
IRB Infrastructure Developers, Ltd. 7.11% 3/11/2032[6]	4,650	4,699
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032[6]	1,330	1,230
Iron Mountain, Inc. 5.25% 7/15/2030[6]	1,087	1,043
Iron Mountain, Inc. 6.25% 1/15/2033[6]	110	109
IRV Trust, Series 2025-200P, Class C, 5.73% 3/14/2047[4,5,6]	935	925
Israel (State of) 2.875% 3/16/2026	400	393
Israel (State of) 2.50% 1/15/2030	7,830	6,922
Israel (State of) 2.75% 7/3/2030	715	632
Israel (State of) 4.50% 1/17/2033	200	187
Israel (State of) 5.50% 3/12/2034	260	259
Israel (State of) 5.75% 3/12/2054	1,540	1,416
Ithaca Energy (North Sea) PLC 8.125% 10/15/2029[6]	440	450
Jersey Central Power & Light Co. 5.10% 1/15/2035[6]	600	593
JPMorgan Chase & Co. 5.571% 4/22/2028 (USD-SOFR + 0.93% on 4/22/2027)[1]	3,417	3,486
JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029)[1]	8,112	8,060
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031)[1]	10,980	9,344
JPMorgan Chase & Co. 5.534% 11/29/2045 (USD-SOFR + 1.55% on 11/29/2044)[1]	5,162	5,114
JPMorgan Chase & Co. 3.328% 4/22/2052 (USD-SOFR + 1.58% on 4/22/2051)[1]	4,126	2,869
Kaseya, Inc., Term Loan, (3-month USD CME Term SOFR + 3.25%) 7.575% 3/8/2032[4,8]	575	572
Kaseya, Inc., Term Loan, (3-month USD CME Term SOFR + 5.25%) 9.568% 2/24/2033[4,8]	550	551
Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[1]	2,100	2,038
KBC Groep NV 5.796% 1/19/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/19/2028)[1,6]	525	540
KeHE Distributors, LLC 9.00% 2/15/2029[6]	450	463
Kennedy-Wilson, Inc. 4.75% 3/1/2029	105	96
Kennedy-Wilson, Inc. 4.75% 2/1/2030	1,575	1,411
Kenya (Republic of) 9.50% 3/5/2036[6]	315	289
Kimmeridge Texas Gas, LLC 8.50% 2/15/2030[6]	120	120
Kodiak Gas Services, LLC 7.25% 2/15/2029[6]	210	214
Korea East-West Power Co., Ltd. 1.75% 5/6/2025	200	199
Korea Electric Power Corp. 4.00% 6/14/2027[6]	500	496
Korea Electric Power Corp. 4.75% 2/13/2028[6]	3,705	3,725
Korea Gas Corp. 5.00% 7/8/2029[6]	1,253	1,278
Korea National Oil Corp. 4.625% 3/31/2028[6]	200	200
Korea National Oil Corp. 4.875% 4/3/2028[6]	200	202
Korea National Oil Corp. 4.75% 3/31/2030[6]	200	200
KSL Commercial Mortgage Trust, Series 2024-HT2, Class A, (1-month USD CME Term SOFR + 1.542%) 5.862% 12/15/2039[4,5,6]	8,968	8,971
Laboratory Corp. of America Holdings 4.55% 4/1/2032	2,300	2,240
Capital World Bond Fund — Page 27 of 57

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Laboratory Corp. of America Holdings 4.80% 10/1/2034	USD1,091	$1,051
LAD Auto Receivables Trust, Series 2023-1, Class A3, 5.48% 6/15/2027[5,6]	3,236	3,241
LAD Auto Receivables Trust, Series 2023-4, Class B, 6.39% 10/16/2028[5,6]	1,250	1,275
LAD Auto Receivables Trust, Series 2024-3A, Class A3, 4.52% 3/15/2029[5,6]	1,493	1,495
Lamar Media Corp. 3.625% 1/15/2031	810	725
Lamb Weston Holdings, Inc. 4.125% 1/31/2030[6]	290	270
Lamb Weston Holdings, Inc. 4.375% 1/31/2032[6]	245	224
LCM Investments Holdings II, LLC 4.875% 5/1/2029[6]	1,091	1,025
LCM Investments Holdings II, LLC 8.25% 8/1/2031[6]	720	748
Lendbuzz Securitization Trust, Series 2025-1A, Class A2, 5.10% 10/15/2030[5,6]	3,143	3,148
Lenovo Group, Ltd. 6.536% 7/27/2032	600	642
Levi Strauss & Co. 3.50% 3/1/2031[6]	775	683
LG Energy Solution, Ltd. 5.25% 4/2/2028[6]	200	200
LG Energy Solution, Ltd. 5.375% 4/2/2030[6]	200	200
Lightning Power, LLC 7.25% 8/15/2032[6]	450	464
Lithia Motors, Inc. 3.875% 6/1/2029[6]	320	293
Live Nation Entertainment, Inc. 4.75% 10/15/2027[6]	820	800
Long Ridge Energy, LLC 8.75% 2/15/2032[6]	1,000	967
Long Ridge Energy, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.50%) 8.825% 2/19/2032[4,8]	625	603
LPL Holdings, Inc. 4.375% 5/15/2031[6]	880	838
M&T Bank Corp. 7.413% 10/30/2029 (USD-SOFR + 2.80% on 10/30/2028)[1]	1,574	1,696
M&T Bank Corp. 6.082% 3/13/2032 (USD-SOFR + 2.26% on 3/13/2031)[1]	2,812	2,913
Magnetite CLO, Ltd., Series 2019-22, Class ARR, (3-month USD CME Term SOFR + 1.25%) 5.552% 7/15/2036[4,5,6]	3,695	3,689
Marathon CLO, Ltd., Series 2019-2A, Class A1R2, (3-month USD CME Term SOFR + 0.95%) 5.273% 1/20/2033[4,5,6]	15,757	15,674
Marriott Ownership Resorts, Inc. 4.50% 6/15/2029[6]	430	395
Mars, Inc. 4.80% 3/1/2030[6]	2,935	2,953
Mars, Inc. 5.00% 3/1/2032[6]	2,213	2,223
Mars, Inc. 5.20% 3/1/2035[6]	7,526	7,567
Mars, Inc. 5.70% 5/1/2055[6]	6,387	6,386
Marsh & McLennan Cos., Inc. 4.65% 3/15/2030	500	501
Marsh & McLennan Cos., Inc. 2.25% 11/15/2030	101	89
Marsh & McLennan Cos., Inc. 4.85% 11/15/2031	1,000	1,004
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	9,000	8,910
Marsh & McLennan Cos., Inc. 5.45% 3/15/2054	1,000	972
Marsh & McLennan Cos., Inc. 5.40% 3/15/2055	2,500	2,416
Mastercard, Inc. 4.35% 1/15/2032	1,459	1,434
Mastercard, Inc. 4.95% 3/15/2032	2,550	2,595
Mastercard, Inc. 4.875% 5/9/2034	1,529	1,534
Mastercard, Inc. 4.55% 1/15/2035	1,920	1,872
Matador Resources Co. 6.50% 4/15/2032[6]	315	312
Matador Resources Co. 6.25% 4/15/2033[6]	395	386
McDonald’s Corp. 4.95% 3/3/2035	8,973	8,934
McDonald’s Corp. 5.15% 9/9/2052	520	482
Medline Borrower, LP 6.25% 4/1/2029[6]	841	853
Medline Borrower, LP 5.25% 10/1/2029[6]	725	696
Medline Borrower, LP, Term Loan, (3-month USD CME Term SOFR + 2.25%) 6.575% 10/23/2028[4,8]	312	311
Meiji Yasuda Life Insurance Co. 5.80% 9/11/2054 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.033% on 9/11/2034)[1,6]	2,000	1,976
Meiji Yasuda Life Insurance Co. 6.10% 6/11/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.911% on 6/11/2035)[1,6]	2,500	2,497
Meituan 3.05% 10/28/2030[6]	315	287
Melco Resorts Finance, Ltd. 5.25% 4/26/2026[6]	10,173	10,007
Capital World Bond Fund — Page 28 of 57

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Melco Resorts Finance, Ltd. 5.625% 7/17/2027[6]	USD5,827	$5,717
Methanex US Operations, Inc. 6.25% 3/15/2032[6]	230	224
MetLife, Inc. 5.375% 7/15/2033	1,500	1,547
MetLife, Inc. 5.30% 12/15/2034	1,000	1,017
MetLife, Inc. 5.00% 7/15/2052	230	209
Metropolitan Life Global Funding I 0.95% 7/2/2025[6]	666	660
Metropolitan Life Global Funding I 3.45% 12/18/2026[6]	810	798
Metropolitan Life Global Funding I 1.875% 1/11/2027[6]	1,500	1,435
Metropolitan Life Global Funding I 5.05% 1/8/2034[6]	500	499
MFRA Trust, Series 2024-NQM2, Class A1, 5.272% 8/25/2069 (6.272% on 8/1/2028)[1,5,6]	4,305	4,289
MFRA Trust, Series 2024-NQM3, Class A1, 5.722% 12/25/2069 (6.722% on 12/1/2028)[1,5,6]	5,079	5,103
MGM Resorts International 5.50% 4/15/2027	560	556
MI Windows and Doors, LLC, Term Loan B2, (3-month USD CME Term SOFR + 3.00%) 7.325% 3/28/2031[4,8]	179	176
MIC Capital Management (RSC) Seven, Ltd. 5.084% 5/22/2053[6]	200	186
Microchip Technology, Inc. 5.05% 3/15/2029	4,425	4,457
Microchip Technology, Inc. 5.05% 2/15/2030	2,818	2,815
Mileage Plus Holdings, LLC 6.50% 6/20/2027[6]	603	606
Minejesa Capital BV 5.625% 8/10/2037[6]	300	282
Minejesa Capital BV 5.625% 8/10/2037	200	188
Minera Mexico, SA de CV 5.625% 2/12/2032[6]	3,805	3,778
Mineral Resources, Ltd. 8.125% 5/1/2027[6]	276	274
Mineral Resources, Ltd. 8.00% 11/1/2027[6]	661	654
Mineral Resources, Ltd. 9.25% 10/1/2028[6]	1,060	1,061
Mineral Resources, Ltd. 8.50% 5/1/2030[6]	100	97
Minerva Luxembourg SA 8.875% 9/13/2033	5,114	5,443
MISC Capital Two (Labuan), Ltd. 3.625% 4/6/2025	500	500
MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027[6]	10,209	10,038
MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027	500	492
Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029[5,6]	7,007	7,072
Mission Lane Credit Card Master Trust, Series 2024-A, Class B, 6.59% 8/15/2029[5,6]	3,460	3,499
Miter Brands Acquisition Holdco, Inc. 6.75% 4/1/2032[6]	197	195
Mitsubishi UFJ Financial Group, Inc. 5.574% 1/16/2036 (10-year UST Yield Curve Rate T Note Constant Maturity + 0.95% on 1/16/2035)[1]	1,500	1,534
Mizuho Financial Group, Inc. 5.594% 7/10/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.30% on 7/10/2034)[1]	1,500	1,536
Molina Healthcare, Inc. 4.375% 6/15/2028[6]	490	467
Molina Healthcare, Inc. 3.875% 11/15/2030[6]	285	255
Molina Healthcare, Inc. 6.25% 1/15/2033[6]	520	512
Moog, Inc. 4.25% 12/9/2027[6]	770	743
Morgan Stanley 1.593% 5/4/2027 (USD-SOFR + 0.879% on 5/4/2026)[1]	5,386	5,217
Morgan Stanley 5.23% 1/15/2031 (USD-SOFR + 1.108% on 1/15/2030)[1]	3,016	3,066
Morgan Stanley 5.587% 1/18/2036 (USD-SOFR + 1.418% on 1/18/2035)[1]	1,895	1,936
Morgan Stanley 5.516% 11/19/2055 (USD-SOFR + 1.71% on 11/19/2054)[1]	2,057	2,011
Mozambique (Republic of) 9.00% 9/15/2031	1,980	1,626
MPT Operating Partnership, LP 5.00% 10/15/2027	1,938	1,753
MPT Operating Partnership, LP 8.50% 2/15/2032[6]	888	905
Multi Family Connecticut Avenue Securities, Series 2024-01, Class M7, (30-day Average USD-SOFR + 2.75%) 7.09% 7/25/2054[4,5,6]	3,272	3,305
Murphy Oil Corp. 6.00% 10/1/2032	375	361
MV24 Capital BV 6.748% 6/1/2034	6,769	6,552
Nabors Industries, Inc. 7.375% 5/15/2027[6]	310	306
Nabors Industries, Inc. 9.125% 1/31/2030[6]	285	285
Nabors Industries, Inc. 8.875% 8/15/2031[6]	155	135
Navient Corp. 5.00% 3/15/2027	380	372
Navient Corp. 4.875% 3/15/2028	935	893
Capital World Bond Fund — Page 29 of 57

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Navient Corp. 11.50% 3/15/2031	USD580	$648
Navient Corp. 5.625% 8/1/2033	255	220
NCR Atleos Corp. 9.50% 4/1/2029[6]	566	614
Netflix, Inc. 4.90% 8/15/2034	581	582
New Fortress Energy, Inc. 6.50% 9/30/2026[6]	150	127
New Fortress Energy, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.50%) 9.802% 10/30/2028[4,8]	411	359
New York Life Global Funding 1.20% 8/7/2030[6]	11,090	9,345
New York Life Global Funding 5.35% 1/23/2035[6]	5,000	5,117
New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068[4,5,6]	3,581	3,314
NewCo Holding USD 20 SARL 9.375% 11/7/2029[6]	780	793
Newell Brands, Inc. 6.375% 5/15/2030	175	171
Newell Brands, Inc. 6.875% 4/1/2036	325	316
Newell Brands, Inc. 7.00% 4/1/2046	150	132
Nexstar Media, Inc. 5.625% 7/15/2027[6]	855	843
Nexstar Media, Inc. 4.75% 11/1/2028[6]	957	897
NFE Financing, LLC 12.00% 11/15/2029[6]	5,407	4,562
NGL Energy Operating, LLC 8.125% 2/15/2029[6]	200	202
NGL Energy Operating, LLC 8.375% 2/15/2032[6]	170	171
Nigeria (Republic of) 7.696% 2/23/2038	500	405
Nigeria (Republic of) 8.25% 9/28/2051	1,070	840
Nissan Motor Co., Ltd. 3.522% 9/17/2025[6]	200	198
NMEF Funding, LLC, Series 2025-A, Class A2, 4.72% 4/15/2032[5,6]	3,958	3,958
Nomura Holdings, Inc. 5.783% 7/3/2034	5,212	5,349
Norfolk Southern Corp. 5.35% 8/1/2054	1,257	1,208
Northern Oil and Gas, Inc. 8.125% 3/1/2028[6]	1,195	1,199
Northern Oil and Gas, Inc. 8.75% 6/15/2031[6]	10	10
NOVA Chemicals Corp. 5.25% 6/1/2027[6]	300	299
NOVA Chemicals Corp. 9.00% 2/15/2030[6]	575	620
NOVA Chemicals Corp. 7.00% 12/1/2031[6]	230	240
Novelis Corp. 4.75% 1/30/2030[6]	290	271
Novelis Corp. 3.875% 8/15/2031[6]	230	200
NRZ Excess Spread Collateralized Notes, Series 2025-FHT1, Class A, 6.545% 3/25/2032[1,5,6]	2,918	2,926
NuStar Logistics, LP 5.625% 4/28/2027	630	628
Nutrien, Ltd. 5.40% 6/21/2034	2,140	2,147
OCI NV 6.70% 3/16/2033[6]	499	532
OCP SA 3.75% 6/23/2031	3,400	3,022
Oleoducto Central SA 4.00% 7/14/2027	1,598	1,554
Olin Corp. 6.625% 4/1/2033[6]	500	486
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031[5,6]	1,780	1,797
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class B, 7.15% 6/17/2031[5,6]	792	807
OneSky Flight, LLC 8.875% 12/15/2029[6]	215	218
Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 3/25/2028 (6.988% on 3/1/2028)[1,5,6]	5,374	5,425
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028)[1,5,6]	11,026	11,129
Onslow Bay Financial, LLC, Series 2025-NQM3, Class A1, 5.648% 12/1/2064 (6.648% on 2/1/2029)[1,5,6]	16,008	16,151
Onslow Bay Financial, LLC, Series 2025-NQM1, Class A1, 5.547% 12/25/2064 (6.547% on 12/1/2028)[1,5,6]	9,430	9,449
Opal Bidco SAS 6.50% 3/31/2032[6]	335	335
Open Text Corp. 3.875% 12/1/2029[6]	600	547
Open Text Holdings, Inc. 4.125% 12/1/2031[6]	200	177
Oracle Corp. 3.25% 11/15/2027	4	4
Oracle Corp. 5.50% 8/3/2035	1,778	1,793
Osaic Holdings, Inc. 10.75% 8/1/2027[6]	1,643	1,675
Osaic Holdings, Inc., Term Loan B4, (3-month USD CME Term SOFR + 3.50%) 7.825% 8/17/2028[4,8]	223	221
Owens & Minor, Inc. 6.625% 4/1/2030[6]	658	576
Pacific Gas and Electric Co. 2.10% 8/1/2027	150	141
Capital World Bond Fund — Page 30 of 57

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Pacific Gas and Electric Co. 3.00% 6/15/2028	USD7,820	$7,355
Pacific Gas and Electric Co. 4.65% 8/1/2028	11,414	11,293
Pacific Gas and Electric Co. 4.55% 7/1/2030	3,188	3,087
Pacific Gas and Electric Co. 2.50% 2/1/2031	1,228	1,056
Pacific Gas and Electric Co. 4.40% 3/1/2032	1,682	1,575
Pacific Gas and Electric Co. 6.15% 1/15/2033	4,343	4,475
Pacific Gas and Electric Co. 6.40% 6/15/2033	2,530	2,646
Pacific Gas and Electric Co. 5.80% 5/15/2034	4,483	4,530
Pacific Gas and Electric Co. 5.70% 3/1/2035	1,125	1,126
Pacific Gas and Electric Co. 3.30% 8/1/2040	125	92
Pacific Gas and Electric Co. 4.95% 7/1/2050	3,839	3,208
Pacific Gas and Electric Co. 3.50% 8/1/2050	4,459	2,967
Pacific Gas and Electric Co. 5.90% 10/1/2054	1,218	1,155
Pacific Gas and Electric Co. 6.15% 3/1/2055	1,269	1,243
PacifiCorp 5.45% 2/15/2034	1,125	1,135
PacifiCorp 3.30% 3/15/2051	175	115
PacifiCorp 2.90% 6/15/2052	399	240
PacifiCorp 5.35% 12/1/2053	1,480	1,360
PacifiCorp 5.50% 5/15/2054	4,013	3,771
PacifiCorp 5.80% 1/15/2055	5,465	5,337
Panama (Republic of) 3.75% 4/17/2026	411	403
Panama (Republic of) 7.50% 3/1/2031	2,690	2,786
Panama (Republic of) 6.375% 7/25/2033[6]	1,115	1,035
Panama (Republic of) 8.00% 3/1/2038	7,900	8,157
Panama (Republic of) 6.853% 3/28/2054	200	175
Panama (Republic of) 4.50% 4/1/2056	1,139	697
Panama (Republic of) 7.875% 3/1/2057	12,060	11,866
Panama (Republic of) 4.50% 1/19/2063	1,024	626
Panther Escrow Issuer, LLC 7.125% 6/1/2031[6]	675	688
Park Intermediate Holdings, LLC 5.875% 10/1/2028[6]	380	371
Park Intermediate Holdings, LLC 4.875% 5/15/2029[6]	320	299
Park Intermediate Holdings, LLC 7.00% 2/1/2030[6]	685	691
Parker-Hannifin Corp. 3.25% 6/14/2029	70	67
Parkland Corp. 5.875% 7/15/2027[6]	500	499
Party City Holdings, Inc. 12.00% PIK 1/11/2029[6,7,9,13]	179	18
PEAC Solutions Receivables, LLC, Series 2025-1A, Class A2, 4.94% 10/20/2028[5,6]	3,623	3,635
Pebblebrook Hotel, LP 6.375% 10/15/2029[6]	500	495
Performance Food Group, Inc. 5.50% 10/15/2027[6]	395	392
Performance Food Group, Inc. 4.25% 8/1/2029[6]	500	468
Performance Food Group, Inc. 6.125% 9/15/2032[6]	225	224
Permian Resources Operating, LLC 8.00% 4/15/2027[6]	225	229
Permian Resources Operating, LLC 9.875% 7/15/2031[6]	209	229
Permian Resources Operating, LLC 7.00% 1/15/2032[6]	300	307
Permian Resources Operating, LLC 6.25% 2/1/2033[6]	814	811
Perrigo Finance Unlimited Co. 6.125% 9/30/2032	260	256
Peru (Republic of) 8.75% 11/21/2033	950	1,155
Petco Health and Wellness Co., Inc., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 7.811% 3/3/2028[4,8]	500	457
Petroleos Mexicanos 6.875% 10/16/2025	2,884	2,882
Petroleos Mexicanos 6.875% 8/4/2026	8,616	8,570
Petroleos Mexicanos 6.49% 1/23/2027	29,433	28,856
Petroleos Mexicanos 6.50% 3/13/2027	41,760	40,882
Petroleos Mexicanos 6.50% 1/23/2029	1,250	1,176
Petroleos Mexicanos 6.84% 1/23/2030	46,173	42,350
Petroleos Mexicanos 5.95% 1/28/2031	400	339
Capital World Bond Fund — Page 31 of 57

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Petroleos Mexicanos 6.70% 2/16/2032	USD2,540	$2,234
Petroleos Mexicanos 7.69% 1/23/2050	590	443
Petroleos Mexicanos 6.95% 1/28/2060	350	239
PETRONAS Capital, Ltd. 3.50% 4/21/2030[6]	365	345
PETRONAS Capital, Ltd. 4.95% 1/3/2031[6]	2,745	2,757
PETRONAS Capital, Ltd. 2.48% 1/28/2032	200	171
PETRONAS Capital, Ltd. 5.34% 4/3/2035[6]	2,450	2,468
PETRONAS Capital, Ltd. 4.55% 4/21/2050[6]	400	341
PETRONAS Capital, Ltd. 3.404% 4/28/2061	300	196
Petrorio Luxembourg Holding SARL 6.125% 6/9/2026	2,940	2,958
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	9,577	9,476
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	3,780	3,592
PG&E Corp. 5.00% 7/1/2028	2,510	2,444
PG&E Corp., junior subordinated, 7.375% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.883% on 3/15/2030)[1]	970	956
Philip Morris International, Inc. 5.125% 2/13/2031	238	242
Philip Morris International, Inc. 4.75% 11/1/2031	609	607
Philip Morris International, Inc. 5.75% 11/17/2032	9,986	10,458
Philip Morris International, Inc. 5.375% 2/15/2033	9,870	10,070
Philip Morris International, Inc. 5.625% 9/7/2033	1,000	1,038
Philip Morris International, Inc. 5.25% 2/13/2034	2,000	2,019
Philip Morris International, Inc. 4.90% 11/1/2034	9,048	8,894
Philippines (Republic of) 6.375% 10/23/2034	2,320	2,537
Philippines (Republic of) 5.50% 2/4/2035	1,000	1,029
Planet Financial Group, LLC 10.50% 12/15/2029[6]	180	181
PLDT, Inc. 2.50% 1/23/2031	380	331
PLDT, Inc. 3.45% 6/23/2050	200	139
PM General Purchaser, LLC 9.50% 10/1/2028[6]	75	72
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033)[1]	4,055	4,485
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034)[1]	1,175	1,203
POSCO 5.75% 1/17/2028[6]	305	313
POSCO Holdings, Inc. 4.875% 1/23/2027[6]	3,520	3,535
Post Holdings, Inc. 5.50% 12/15/2029[6]	490	477
Post Holdings, Inc. 4.625% 4/15/2030[6]	535	500
Post Holdings, Inc. 6.25% 2/15/2032[6]	833	839
Prestige Brands, Inc. 3.75% 4/1/2031[6]	800	718
Prologis, LP 4.75% 6/15/2033	1,362	1,337
Prologis, LP 5.00% 3/15/2034	185	184
Prologis, LP 5.00% 1/31/2035	3,428	3,404
Prologis, LP 5.25% 6/15/2053	74	70
Prologis, LP 5.25% 3/15/2054	70	66
Prudential Financial, Inc. 3.905% 12/7/2047	250	193
PT Bank Negara Indonesia (Persero) Tbk 4.30% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.466% on 3/24/2027)[1]	27,730	26,324
PT Freeport Indonesia 4.763% 4/14/2027	200	199
PT Freeport Indonesia 5.315% 4/14/2032	200	196
PT Freeport Indonesia 6.20% 4/14/2052	200	194
PT Krakatau Posco 6.375% 6/11/2027	200	202
PT Krakatau Posco 6.375% 6/11/2029	400	405
PTTEP Treasury Center Co., Ltd. 2.587% 6/10/2027[6]	230	220
Public Service Electric and Gas Co. 5.05% 3/1/2035	2,142	2,156
Public Service Electric and Gas Co. 5.125% 3/15/2053	1,975	1,862
Public Service Electric and Gas Co. 5.50% 3/1/2055	1,275	1,258
Public Storage Operating Co. 5.125% 1/15/2029	1,165	1,191
Public Storage Operating Co. 5.10% 8/1/2033	397	400
Capital World Bond Fund — Page 32 of 57

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Qatar Energy 3.125% 7/12/2041[6]	USD16,050	$12,034
Quikrete Holdings, Inc. 6.375% 3/1/2032[6]	290	292
Quikrete Holdings, Inc. 6.75% 3/1/2033[6]	400	399
Quikrete Holdings, Inc., Term Loan B3, (3-month USD CME Term SOFR + 2.25%) 6.575% 2/10/2032[4,8]	110	109
Radiology Partners, Inc. 3.50% PIK and 4.275% Cash 1/31/2029[6,9]	762	755
Radiology Partners, Inc. 9.781% PIK 2/15/2030[6,9]	2,159	2,011
Radiology Partners, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.50%) 1.50% PIK and 8.28% Cash 1/31/2029[4,8,9]	387	374
Raizen Fuels Finance SA 6.45% 3/5/2034[6]	7,050	7,128
Raizen Fuels Finance SA 6.95% 3/5/2054[6]	935	912
Range Resources Corp. 8.25% 1/15/2029	135	139
Range Resources Corp. 4.75% 2/15/2030[6]	938	893
Regeneron Pharmaceuticals, Inc. 1.75% 9/15/2030	5,949	5,075
Reliance Industries, Ltd. 2.875% 1/12/2032	250	217
Reliance Industries, Ltd. 6.25% 10/19/2040	250	270
Reliance Industries, Ltd. 3.625% 1/12/2052	250	174
RenaissanceRe Holdings Ltd. 5.80% 4/1/2035	2,024	2,075
Reworld Holding Corp. 4.875% 12/1/2029[6]	145	135
RHP Hotel Properties, LP 7.25% 7/15/2028[6]	391	401
RHP Hotel Properties, LP 4.50% 2/15/2029[6]	560	530
Rio Tinto Finance (USA) PLC 5.25% 3/14/2035	3,678	3,708
Rio Tinto Finance (USA) PLC 5.75% 3/14/2055	1,490	1,494
RLJ Lodging Trust, LP 3.75% 7/1/2026[6]	40	39
RLJ Lodging Trust, LP 4.00% 9/15/2029[6]	440	395
Roche Holdings, Inc. 4.592% 9/9/2034[6]	2,773	2,714
Romania 7.625% 1/17/2053[6]	346	345
Roper Technologies, Inc. 4.75% 2/15/2032	1,000	989
Roper Technologies, Inc. 4.90% 10/15/2034	2,675	2,616
Royal Bank of Canada 5.153% 2/4/2031 (USD-SOFR + 1.03% on 2/4/2030)[1]	12,050	12,199
Royal Caribbean Cruises, Ltd. 6.25% 3/15/2032[6]	325	328
Royal Caribbean Cruises, Ltd. 6.00% 2/1/2033[6]	450	450
RTX Corp. 5.00% 2/27/2026	250	251
RTX Corp. 5.75% 11/8/2026	1,000	1,019
RTX Corp. 3.125% 5/4/2027	250	243
RTX Corp. 5.75% 1/15/2029	2,000	2,083
RTX Corp. 6.00% 3/15/2031	708	752
RTX Corp. 1.90% 9/1/2031	722	606
RTX Corp. 6.10% 3/15/2034	1,478	1,586
RTX Corp. 2.82% 9/1/2051	750	459
RTX Corp. 3.03% 3/15/2052	500	317
RTX Corp. 5.375% 2/27/2053	1,000	955
RTX Corp. 6.40% 3/15/2054	102	112
Ryan Specialty Group, LLC 4.375% 2/1/2030[6]	555	529
Ryan Specialty, LLC 5.875% 8/1/2032[6]	320	316
Saavi Energia SARL 8.875% 2/10/2035[6]	280	284
Sally Holdings, LLC 6.75% 3/1/2032	725	727
San Miguel Global Power Holdings Corp. 8.75% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 7.732% on 9/12/2029)[1]	8,650	8,933
Sands China, Ltd. 5.125% 8/8/2025	500	500
Sands China, Ltd. 3.80% 1/8/2026	1,000	990
Sands China, Ltd. 2.30% 3/8/2027	400	379
Sands China, Ltd. 5.40% 8/8/2028	22,220	22,262
Sands China, Ltd. 4.375% 6/18/2030	200	190
Sands China, Ltd. 3.25% 8/8/2031[1]	7,000	6,069
Santander Holdings USA, Inc. 3.244% 10/5/2026	7,197	7,034
Capital World Bond Fund — Page 33 of 57

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Saskatchewan (Province of) 3.25% 6/8/2027	USD1,073	$1,052
Sasol Financing USA, LLC 8.75% 5/3/2029[2]	11,550	11,643
Sats Treasury Pte., Ltd. 4.828% 1/23/2029	200	202
Saturn Oil & Gas, Inc. 9.625% 6/15/2029[6]	323	313
Saudi Arabia (Kingdom of) 3.625% 3/4/2028	2,800	2,725
Saudi Arabia (Kingdom of) 4.875% 7/18/2033[6]	595	588
Saudi Arabia (Kingdom of) 5.625% 1/13/2035[6]	1,805	1,857
Saudi Arabian Oil Co. 5.25% 7/17/2034[6]	1,695	1,707
Saudi Arabian Oil Co. 5.75% 7/17/2054[6]	8,605	8,136
SCF Equipment Trust, LLC, Series 2025-1A, Class A3, 5.11% 11/21/2033[5,6]	9,743	9,866
Scientific Games Holdings, LP 6.625% 3/1/2030[6]	441	416
SCIH Salt Holdings, Inc. 4.875% 5/1/2028[6]	360	343
SCIH Salt Holdings, Inc. 6.625% 5/1/2029[6]	860	827
Seadrill Finance, Ltd. 8.375% 8/1/2030[6]	550	550
Sealed Air Corp. 6.50% 7/15/2032[6]	790	800
Securitized Term Auto Receivables Trust, Series 2025-A, Class B, 5.038% 7/25/2031[5,6]	609	612
Senegal (Republic of) 6.25% 5/23/2033	570	427
Sensata Technologies BV 4.00% 4/15/2029[6]	620	570
Sensata Technologies, Inc. 3.75% 2/15/2031[6]	160	140
Serbia (Republic of) 6.25% 5/26/2028[6]	1,962	2,008
Serbia (Republic of) 6.50% 9/26/2033[6]	1,378	1,421
Service Corp. International 5.75% 10/15/2032	225	221
Service Properties Trust 4.75% 10/1/2026	157	154
Service Properties Trust 4.95% 2/15/2027	722	704
Service Properties Trust 3.95% 1/15/2028	340	309
Service Properties Trust 8.375% 6/15/2029	825	825
Service Properties Trust 4.95% 10/1/2029	567	469
Service Properties Trust 4.375% 2/15/2030	1,532	1,185
Service Properties Trust 8.625% 11/15/2031[6]	1,569	1,656
Service Properties Trust 8.875% 6/15/2032	425	421
ServiceNow, Inc. 1.40% 9/1/2030	4,324	3,650
Sharjah Sukuk Programme, Ltd. 5.433% 4/17/2035[6]	770	760
Shift4 Payments, LLC 6.75% 8/15/2032[6]	605	610
Simmons Foods, Inc. 4.625% 3/1/2029[6]	320	297
Sirius XM Radio, LLC 3.125% 9/1/2026[6]	250	242
Sirius XM Radio, LLC 5.00% 8/1/2027[6]	500	489
Sirius XM Radio, LLC 4.00% 7/15/2028[6]	1,000	934
Sirius XM Radio, LLC 4.125% 7/1/2030[6]	1,019	906
Sirius XM Radio, LLC 3.875% 9/1/2031[6]	2,106	1,807
SK hynix, Inc. 1.50% 1/19/2026	3,298	3,215
SK hynix, Inc. 1.50% 1/19/2026[6]	252	246
SK hynix, Inc. 6.375% 1/17/2028[6]	200	208
SK hynix, Inc. 5.50% 1/16/2029	4,000	4,086
SK hynix, Inc. 2.375% 1/19/2031[6]	294	255
SLM Corp. 6.50% 1/31/2030	570	585
SM Energy Co. 6.50% 7/15/2028	135	134
SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 5.899% 11/15/2052[4,5,6]	3,707	3,751
SMRC Automotive Holdings Netherlands BV 5.625% 7/11/2029[6]	4,125	4,174
Snap, Inc. 6.875% 3/1/2033[6]	460	460
Sonic Automotive, Inc. 4.625% 11/15/2029[6]	425	392
Sonic Automotive, Inc. 4.875% 11/15/2031[6]	1,020	917
South Africa (Republic of) 4.30% 10/12/2028	1,034	976
South Africa (Republic of) 5.375% 7/24/2044	800	598
Southern California Edison Co. 2.85% 8/1/2029	1,100	1,011
Capital World Bond Fund — Page 34 of 57

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Southern California Edison Co. 5.45% 3/1/2035	USD2,176	$2,156
Southern California Edison Co. 2.95% 2/1/2051	6,231	3,784
Southern California Edison Co. 3.45% 2/1/2052	6,682	4,403
Southern California Edison Co. 5.75% 4/15/2054	3,981	3,746
Southern California Edison Co. 5.90% 3/1/2055	4,375	4,217
Southern California Edison Co. 6.20% 9/15/2055	437	436
Southwestern Electric Power Co. 3.25% 11/1/2051	675	439
Spirit AeroSystems, Inc. 4.60% 6/15/2028	192	184
Spirit AeroSystems, Inc. 9.375% 11/30/2029[6]	171	183
Spirit AeroSystems, Inc. 9.75% 11/15/2030[6]	1,157	1,279
Spirit AeroSystems, Inc., Term Loan, (3-month CME Term SOFR + 4.25%) 8.791% 1/15/2027[4,8]	20	20
Standard Chartered PLC 4.866% 3/15/2033 (5-year USD-ICE Swap + 1.97% on 3/15/2028)[1,6]	3,500	3,463
Standard Chartered PLC 4.866% 3/15/2033 (5-year USD-ICE Swap + 1.97% on 3/15/2028)[1]	1,200	1,187
Standard Chartered PLC 5.905% 5/14/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.45% on 5/14/2034)[1,6]	6,796	6,968
Standard Chartered PLC 3.265% 2/18/2036 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.30% on 2/18/2031)[1,6]	957	847
Starwood Mortgage Residential Trust, Series 2025-SFR5, Class A, (1-month USD CME Term SOFR + 1.45%) 5.77% 2/17/2042[4,5,6]	1,336	1,341
Starwood Property Trust, Inc. 6.50% 7/1/2030[6]	75	75
State Street Corp. 4.729% 2/28/2030	4,000	4,022
State Street Corp. 5.146% 2/28/2036 (USD-SOFR + 1.217% on 2/28/2035)[1]	2,124	2,130
Station Casinos, LLC 6.625% 3/15/2032[6]	205	204
Steele Creek CLO, Ltd., Series 2019-2A, Class ARR, (3-month USD CME Term SOFR + 1.00%) 5.318% 7/15/2032[4,5,6]	5,440	5,437
Stillwater Mining Co. 4.00% 11/16/2026[2]	9,642	9,241
Stryker Corp. 4.85% 2/10/2030	3,100	3,132
Stryker Corp. 5.20% 2/10/2035	2,700	2,727
Summit Digitel Infrastructure Pvt, Ltd. 2.875% 8/12/2031[6]	235	204
Summit Midstream Holdings, LLC 8.625% 10/31/2029[6]	695	710
Sunoco, LP 7.00% 5/1/2029[6]	195	200
Sunoco, LP 4.50% 5/15/2029	1,375	1,303
Sunoco, LP 4.50% 4/30/2030	160	150
Sunoco, LP 6.25% 7/1/2033[6]	275	275
Superior Plus, LP 4.50% 3/15/2029[6]	148	137
Surgery Center Holdings, Inc. 7.25% 4/15/2032[6]	180	178
Surgery Center Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 2.75%) 7.072% 12/19/2030[4,8]	89	89
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (1-month USD CME Term SOFR + 1.443%) 5.762% 3/15/2042[4,5,6]	41,079	40,690
Swiss Re Finance (Luxembourg) SA 5.00% 4/2/2049 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029)[1,6]	1,400	1,389
Synchrony Financial 5.45% 3/6/2031 (USD-SOFR + 1.68% on 3/6/2030)[1]	1,846	1,833
Synopsys, Inc. 5.15% 4/1/2035	14,215	14,295
Synopsys, Inc. 5.70% 4/1/2055	3,866	3,841
Talen Energy Supply, LLC 8.625% 6/1/2030[6]	1,520	1,613
Talen Energy Supply, LLC, Term Loan B, (3-month USD CME Term SOFR + 2.50%) 6.818% 5/17/2030[4,8]	422	422
Talos Production, Inc. 9.00% 2/1/2029[6]	850	874
Talos Production, Inc. 9.375% 2/1/2031[6]	580	591
Tampa Electric Co. 5.15% 3/1/2035	1,870	1,857
Target Corp. 4.50% 9/15/2034	2,189	2,107
Tencent Holdings, Ltd. 3.975% 4/11/2029	250	245
Tencent Holdings, Ltd. 2.39% 6/3/2030[6]	300	270
Tencent Holdings, Ltd. 3.68% 4/22/2041	1,535	1,246
Tencent Holdings, Ltd. 3.84% 4/22/2051	4,082	3,105
Capital World Bond Fund — Page 35 of 57

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Tenet Healthcare Corp. 4.625% 6/15/2028	USD850	$821
Tenet Healthcare Corp. 6.75% 5/15/2031	940	954
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	17,070	16,565
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	2,820	2,758
Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	461	514
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	855	619
Texas Combined Tirz I, LLC 0% 12/7/2062[6,7]	100	100
TGS ASA 8.50% 1/15/2030[6]	435	450
Thaioil Treasury Center Co., Ltd. 5.375% 11/20/2048	200	169
Thaioil Treasury Center Co., Ltd. 3.50% 10/17/2049	200	125
Tierra Mojada Luxembourg II SARL 5.75% 12/1/2040	5,755	5,359
T-Mobile USA, Inc. 5.05% 7/15/2033	946	940
T-Mobile USA, Inc. 3.00% 2/15/2041	1,376	999
T-Mobile USA, Inc. 5.65% 1/15/2053	200	195
T-Mobile USA, Inc. 5.75% 1/15/2054	265	262
T-Mobile USA, Inc. 6.00% 6/15/2054	800	817
TNB Global Ventures Capital Bhd 3.244% 10/19/2026	500	490
Toronto-Dominion Bank (The) 5.298% 1/30/2032	5,523	5,619
Toronto-Dominion Bank (The) 5.146% 9/10/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.50% on 9/10/2029)[1]	4,449	4,417
TotalEnergies Capital SA 5.15% 4/5/2034	1,184	1,199
TotalEnergies Capital SA 4.724% 9/10/2034	1,418	1,392
TotalEnergies Capital SA 5.488% 4/5/2054	2,435	2,358
Towd Point Mortgage Trust, Series 2024-3, Class A1A, 5.129% 7/25/2065[4,5,6]	1,059	1,069
TransDigm, Inc. 5.50% 11/15/2027	835	826
TransDigm, Inc. 6.375% 3/1/2029[6]	350	354
TransDigm, Inc. 4.875% 5/1/2029	500	475
TransDigm, Inc. 6.875% 12/15/2030[6]	135	138
TransDigm, Inc. 6.625% 3/1/2032[6]	275	279
Transocean Aquila, Ltd. 8.00% 9/30/2028[6]	61	62
Transocean Titan Financing, Ltd. 8.375% 2/1/2028[6]	1,011	1,033
Transocean, Inc. 8.25% 5/15/2029[6]	185	181
Transocean, Inc. 8.75% 2/15/2030[6]	296	308
Transocean, Inc. 8.50% 5/15/2031[6]	415	404
Transocean, Inc. 6.80% 3/15/2038	625	480
Travel + Leisure Co. 4.625% 3/1/2030[6]	250	234
TreeHouse Foods, Inc. 4.00% 9/1/2028	410	371
Treehouse Park Improvement Association No.1 9.75% 12/1/2033[6,7]	555	555
Tricon Residential Trust, Series 2023-SFR1, Class B, 5.10% 7/17/2040[5,6]	1,467	1,476
Tricon Residential Trust, Series 2023-SFR1, Class C, 5.10% 7/17/2040[5,6]	317	317
Tricon Residential Trust, Series 2024-SFR4, Class A, 4.30% 11/17/2041[5,6]	3,232	3,147
Trident TPI Holdings, Inc. 12.75% 12/31/2028[6]	500	537
Trinitas CLO, Ltd., Series 2018-9A, Class ARRR, (3-month USD CME Term SOFR + 1.20%) 5.493% 1/20/2032[4,5,6]	2,679	2,681
Truist Insurance Holdings, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 9.049% 5/6/2032[4,8]	845	854
Turkey (Republic of) 6.50% 4/26/2030[6]	1,895	1,878
Turkey (Republic of) 7.125% 7/17/2032	9,695	9,529
Turkey (Republic of) 6.00% 1/14/2041	2,500	2,052
U.S. Bank National Association, Series 2025-SUP1, Class B, 5.582% 2/25/2032[5,6]	5,201	5,214
U.S. Treasury 2.875% 4/30/2025	72	72
U.S. Treasury 3.875% 4/30/2025	5,000	4,998
U.S. Treasury 0.25% 6/30/2025	1,895	1,876
U.S. Treasury 3.125% 8/15/2025	2,500	2,490
U.S. Treasury 0.25% 10/31/2025	25	24
U.S. Treasury 3.00% 10/31/2025	11	11
Capital World Bond Fund — Page 36 of 57

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
U.S. Treasury 4.50% 11/15/2025	USD29	$29
U.S. Treasury 4.00% 12/15/2025	307	307
U.S. Treasury 4.25% 1/31/2026	11,091	11,104
U.S. Treasury 1.625% 2/15/2026	4,635	4,537
U.S. Treasury 0.75% 3/31/2026	2,000	1,936
U.S. Treasury 2.25% 3/31/2026	25	25
U.S. Treasury 0.75% 4/30/2026	1,156	1,116
U.S. Treasury 4.875% 4/30/2026	28,655	28,905
U.S. Treasury 3.625% 5/15/2026	85	84
U.S. Treasury 4.875% 5/31/2026[10]	73,354	74,053
U.S. Treasury 0.875% 6/30/2026	3,880	3,734
U.S. Treasury 4.50% 7/15/2026	11,597	11,670
U.S. Treasury 4.625% 9/15/2026	7,692	7,765
U.S. Treasury 0.875% 9/30/2026	10,826	10,346
U.S. Treasury 4.125% 10/31/2026	19,900	19,953
U.S. Treasury 4.625% 11/15/2026	2,599	2,626
U.S. Treasury 1.625% 11/30/2026	25	24
U.S. Treasury 4.375% 12/15/2026	6,507	6,553
U.S. Treasury 4.00% 1/15/2027	22	22
U.S. Treasury 2.25% 2/15/2027	4,550	4,414
U.S. Treasury 4.125% 2/15/2027	11,699	11,742
U.S. Treasury 4.25% 3/15/2027	5,000	5,032
U.S. Treasury 2.50% 3/31/2027	3,853	3,750
U.S. Treasury 3.875% 3/31/2027	152	152
U.S. Treasury 4.50% 4/15/2027	5,896	5,965
U.S. Treasury 0.50% 4/30/2027	300	280
U.S. Treasury 2.375% 5/15/2027	2,160	2,093
U.S. Treasury 2.625% 5/31/2027	2,170	2,113
U.S. Treasury 4.375% 7/15/2027	1,096	1,108
U.S. Treasury 2.75% 7/31/2027	3,900	3,802
U.S. Treasury 4.125% 9/30/2027[10]	40,782	41,027
U.S. Treasury 3.875% 10/15/2027	276	275
U.S. Treasury 3.875% 11/30/2027	5,250	5,248
U.S. Treasury 2.75% 2/15/2028	310	301
U.S. Treasury 1.125% 2/29/2028	8,938	8,266
U.S. Treasury 4.00% 2/29/2028	5,688	5,706
U.S. Treasury 3.875% 3/15/2028	23	23
U.S. Treasury 1.25% 3/31/2028	2,730	2,529
U.S. Treasury 3.625% 3/31/2028	— [11]	— [11]
U.S. Treasury 1.25% 5/31/2028	1,715	1,581
U.S. Treasury 3.625% 5/31/2028	350	347
U.S. Treasury 1.25% 6/30/2028	2,119	1,950
U.S. Treasury 2.875% 8/15/2028	1,030	997
U.S. Treasury 1.125% 8/31/2028	15,000	13,679
U.S. Treasury 4.375% 8/31/2028	7,970	8,089
U.S. Treasury 4.625% 9/30/2028	240	245
U.S. Treasury 3.75% 12/31/2028	1,286	1,279
U.S. Treasury 4.00% 1/31/2029	1,146	1,149
U.S. Treasury 4.125% 3/31/2029	1,174	1,182
U.S. Treasury 4.625% 4/30/2029	60,812	62,409
U.S. Treasury 4.50% 5/31/2029	9,054	9,251
U.S. Treasury 3.25% 6/30/2029	1,700	1,655
U.S. Treasury 4.125% 10/31/2029	20,068	20,216
U.S. Treasury 4.125% 11/30/2029	5,919	5,965
U.S. Treasury 3.875% 12/31/2029	2,000	1,993
Capital World Bond Fund — Page 37 of 57

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
U.S. Treasury 1.50% 2/15/2030	USD240	$214
U.S. Treasury 4.00% 3/31/2030	3,887	3,895
U.S. Treasury 0.625% 5/15/2030[10]	86,864	73,495
U.S. Treasury 3.75% 5/31/2030	9,581	9,481
U.S. Treasury 0.625% 8/15/2030	20	17
U.S. Treasury 4.625% 9/30/2030	2,880	2,969
U.S. Treasury 4.375% 11/30/2030	7,800	7,942
U.S. Treasury 4.25% 2/28/2031	1,900	1,922
U.S. Treasury 4.125% 3/31/2031	1,900	1,910
U.S. Treasury 1.625% 5/15/2031	2,810	2,445
U.S. Treasury 1.25% 8/15/2031	1,114	940
U.S. Treasury 4.125% 10/31/2031	126	127
U.S. Treasury 4.125% 11/30/2031	2,270	2,277
U.S. Treasury 2.875% 5/15/2032[10]	18,675	17,279
U.S. Treasury 3.875% 8/15/2033[10]	58,488	57,327
U.S. Treasury 4.50% 11/15/2033	1,053	1,078
U.S. Treasury 4.375% 5/15/2034[10]	32,438	32,879
U.S. Treasury 3.875% 8/15/2034	3,370	3,284
U.S. Treasury 4.25% 11/15/2034	11,750	11,785
U.S. Treasury 4.625% 2/15/2035	3,801	3,927
U.S. Treasury 4.50% 8/15/2039	2,270	2,293
U.S. Treasury 4.375% 11/15/2039	1,500	1,493
U.S. Treasury 4.625% 2/15/2040	250	255
U.S. Treasury 1.125% 8/15/2040	2,742	1,719
U.S. Treasury 1.875% 2/15/2041	11,036	7,749
U.S. Treasury 2.25% 5/15/2041	7,922	5,874
U.S. Treasury 1.75% 8/15/2041	6,737	4,567
U.S. Treasury 2.00% 11/15/2041	669	470
U.S. Treasury 3.125% 11/15/2041	100	84
U.S. Treasury 2.375% 2/15/2042	1,804	1,339
U.S. Treasury 3.25% 5/15/2042	4,937	4,173
U.S. Treasury 2.75% 8/15/2042	100	78
U.S. Treasury 2.75% 11/15/2042	1,481	1,152
U.S. Treasury 4.00% 11/15/2042	245	229
U.S. Treasury 3.875% 2/15/2043	160	146
U.S. Treasury 2.875% 5/15/2043	1,800	1,418
U.S. Treasury 3.875% 5/15/2043	11,170	10,198
U.S. Treasury 3.625% 8/15/2043	1,230	1,082
U.S. Treasury 4.375% 8/15/2043	111	108
U.S. Treasury 4.75% 11/15/2043	670	685
U.S. Treasury 4.50% 2/15/2044	4,246	4,196
U.S. Treasury 3.375% 5/15/2044	1,550	1,305
U.S. Treasury 4.625% 11/15/2044	30	30
U.S. Treasury 2.50% 2/15/2045	1,900	1,370
U.S. Treasury 3.00% 5/15/2045	30	24
U.S. Treasury 2.875% 8/15/2045	1,250	958
U.S. Treasury 2.50% 2/15/2046	2,510	1,786
U.S. Treasury 2.75% 8/15/2047	3,455	2,527
U.S. Treasury 3.00% 2/15/2048	1,000	762
U.S. Treasury 3.125% 5/15/2048	800	623
U.S. Treasury 3.00% 8/15/2048	896	681
U.S. Treasury 2.25% 8/15/2049	256	165
U.S. Treasury 2.375% 11/15/2049	258	171
U.S. Treasury 2.00% 2/15/2050	20,560	12,442
U.S. Treasury 1.25% 5/15/2050	12,110	6,015
Capital World Bond Fund — Page 38 of 57

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
U.S. Treasury 1.375% 8/15/2050	USD1,605	$818
U.S. Treasury 1.875% 2/15/2051	1,552	900
U.S. Treasury 2.375% 5/15/2051	2,049	1,340
U.S. Treasury 2.00% 8/15/2051	37,600	22,398
U.S. Treasury 1.875% 11/15/2051	2,099	1,207
U.S. Treasury 2.25% 2/15/2052[10]	57,500	36,270
U.S. Treasury 2.875% 5/15/2052	3,157	2,292
U.S. Treasury 3.00% 8/15/2052	1,843	1,372
U.S. Treasury 4.00% 11/15/2052	5,191	4,681
U.S. Treasury 3.625% 2/15/2053	383	323
U.S. Treasury 3.625% 5/15/2053	7,444	6,271
U.S. Treasury 4.125% 8/15/2053	600	553
U.S. Treasury 4.75% 11/15/2053	3,502	3,579
U.S. Treasury 4.25% 2/15/2054	3,025	2,850
U.S. Treasury 4.625% 5/15/2054	24,231	24,305
U.S. Treasury 4.25% 8/15/2054	626	591
U.S. Treasury 4.50% 11/15/2054[10]	33,447	32,951
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051[3,10]	17,884	10,259
U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053[3]	2,575	2,138
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054[3]	45,343	43,386
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2055[3]	1,941	1,960
Uber Technologies, Inc. 7.50% 9/15/2027[6]	298	302
Uber Technologies, Inc. 6.25% 1/15/2028[6]	575	579
Uber Technologies, Inc. 4.50% 8/15/2029[6]	225	221
UBS Group AG 3.869% 1/12/2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[1,6,14]	3,799	3,712
UBS Group AG 5.428% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.52% on 2/8/2029)[1,6]	2,000	2,037
UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030)[1,6]	4,000	3,857
UKG, Inc. 6.875% 2/1/2031[6]	1,282	1,301
UniCredit SpA 5.459% 6/30/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.75% on 6/30/2030)[1,6]	16,050	15,777
Uniform Mortgage-Backed Security 3.50% 4/1/2055[5,12]	19,488	17,577
Uniform Mortgage-Backed Security 4.50% 4/1/2055[5,12]	3,895	3,726
Uniform Mortgage-Backed Security 5.00% 4/1/2055[5,12]	467	458
Uniform Mortgage-Backed Security 5.50% 4/1/2055[5,12]	20,701	20,677
Uniform Mortgage-Backed Security 6.00% 4/1/2055[5,12]	3,137	3,186
Uniform Mortgage-Backed Security 6.50% 4/1/2055[5,12]	260	269
Uniform Mortgage-Backed Security 7.00% 4/1/2055[5,12]	8	9
Uniform Mortgage-Backed Security 2.50% 5/1/2055[5,12]	5,547	4,613
Uniform Mortgage-Backed Security 4.00% 5/1/2055[5,12]	1,091	1,015
Uniform Mortgage-Backed Security 4.50% 5/1/2055[5,12]	4,947	4,730
Uniform Mortgage-Backed Security 5.00% 5/1/2055[5,12]	21,810	21,358
Uniform Mortgage-Backed Security 5.50% 5/1/2055[5,12]	34,037	33,965
Uniform Mortgage-Backed Security 6.00% 5/1/2055[5,12]	187,026	189,770
Uniform Mortgage-Backed Security 6.50% 5/1/2055[5,12]	364	375
Uniform Mortgage-Backed Security 7.00% 5/1/2055[5,12]	2	2
Uniform Mortgage-Backed Security 5.00% 6/1/2055[5,12]	2	2
Union Electric Co. 5.25% 4/15/2035	1,450	1,462
Union Pacific Corp. 5.10% 2/20/2035	3,686	3,719
Union Pacific Corp. 4.30% 3/1/2049	1,550	1,299
United Mexican States 4.875% 5/19/2033	210	193
United Mexican States 6.00% 5/7/2036	880	852
United Mexican States 6.875% 5/13/2037	3,025	3,102
United Mexican States 6.338% 5/4/2053	3,120	2,844
United Mexican States 6.40% 5/7/2054	910	833
Capital World Bond Fund — Page 39 of 57

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
United Mexican States 7.375% 5/13/2055	USD1,110	$1,137
United Mexican States 3.771% 5/24/2061	1,300	760
United Natural Foods, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.75%) 9.075% 5/1/2031[4,8]	397	403
United Rentals (North America), Inc. 3.875% 2/15/2031	840	763
United Rentals (North America), Inc. 6.125% 3/15/2034[6]	100	100
UnitedHealth Group, Inc. 5.15% 7/15/2034	3,017	3,039
UnitedHealth Group, Inc. 5.625% 7/15/2054	3,943	3,873
Universal Entertainment Corp. 9.875% 8/1/2029[6]	400	396
Univision Communications, Inc. 6.625% 6/1/2027[6]	200	199
Univision Communications, Inc. 8.00% 8/15/2028[6]	830	833
Univision Communications, Inc. 4.50% 5/1/2029[6]	1,775	1,571
Univision Communications, Inc. 7.375% 6/30/2030[6]	40	38
US Foods, Inc. 4.625% 6/1/2030[6]	585	556
USI, Inc. 7.50% 1/15/2032[6]	200	204
Usiminas International, Ltd. 7.50% 1/27/2032[6]	200	202
Vail Resorts, Inc. 6.50% 5/15/2032[6]	325	329
Vale Overseas, Ltd. 3.75% 7/8/2030	5	5
Vale Overseas, Ltd. 6.40% 6/28/2054	2,085	2,060
Valvoline, Inc. 3.625% 6/15/2031[6]	758	660
Varanasi Aurangabad Nh-2 Tollway Private, Ltd. 5.90% 2/28/2034[6]	200	202
Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 2.00%) 8.00% PIK and 6.647% Cash 1/16/2026[4,8,9]	110	111
Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 8.00%) 8.00% PIK and 6.329% Cash 10/10/2028[4,8,9]	110	111
Venator Material, LLC, Term Loan, (USD-SOFR + 10.00%) 8.00% PIK and 6.656% Cash 10/10/2028[4,8,9]	181	165
Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029[6]	610	565
Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030[6]	189	192
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031[6]	1,215	1,105
Venture Global LNG, Inc. 8.125% 6/1/2028[6]	500	511
Venture Global LNG, Inc. 9.50% 2/1/2029[6]	500	536
Venture Global LNG, Inc. 7.00% 1/15/2030[6]	325	320
Veralto Corp. 5.35% 9/18/2028	3,250	3,329
Veralto Corp. 5.45% 9/18/2033	1,500	1,530
Veritiv Operating Co. 10.50% 11/30/2030[6]	235	249
Verizon Communications, Inc. 5.25% 4/2/2035	764	766
Verizon Communications, Inc. 3.40% 3/22/2041	1,800	1,387
Verizon Communications, Inc. 3.55% 3/22/2051	794	567
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028)[1,5,6]	4,478	4,536
Verus Securitization Trust, Series 2024-9, Class A1, 5.438% 11/25/2069[4,5,6]	6,154	6,163
Viasat, Inc. 5.625% 9/15/2025[6]	775	770
Viasat, Inc. 5.625% 4/15/2027[6]	630	605
Viasat, Inc. 6.50% 7/15/2028[6]	825	721
Viasat, Inc. 7.50% 5/30/2031[6]	575	435
Viatris, Inc. 4.00% 6/22/2050	959	629
VICI Properties, LP 4.375% 5/15/2025	996	997
VICI Properties, LP 4.625% 6/15/2025[6]	751	751
VICI Properties, LP 4.50% 1/15/2028[6]	642	634
VICI Properties, LP 4.75% 2/15/2028	2,064	2,065
VICI Properties, LP 4.95% 2/15/2030	2,267	2,250
VICI Properties, LP 5.625% 4/1/2035	787	783
Viking Baked Goods Acquisition Corp. 8.625% 11/1/2031[6]	425	395
Vital Energy, Inc. 7.875% 4/15/2032[6]	375	349
Walgreens Boots Alliance, Inc. 3.45% 6/1/2026	1,145	1,124
Warrior Met Coal, Inc. 7.875% 12/1/2028[6]	152	156
Capital World Bond Fund — Page 40 of 57

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
WASH Multifamily Acquisition, Inc. 5.75% 4/15/2026[6]	USD522	$518
Waste Pro USA, Inc. 7.00% 2/1/2033[6]	145	146
Weatherford International, Ltd. 8.625% 4/30/2030[6]	423	430
Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052)[1]	4,494	3,816
WESCO Distribution, Inc. 6.625% 3/15/2032[6]	725	736
WESCO Distribution, Inc. 6.375% 3/15/2033[6]	560	563
Westlake Automobile Receivables Trust, Series 2023-1, Class A3, 5.21% 1/18/2028[5,6]	629	629
Westlake Automobile Receivables Trust, Series 2023-1, Class B, 5.41% 1/18/2028[5,6]	379	380
Westpac Banking Corp. 2.963% 11/16/2040	400	296
WEX, Inc. 6.50% 3/15/2033[6]	325	322
Wildfire Intermediate Holdings, LLC 7.50% 10/15/2029[6]	235	229
Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032[5,6]	963	964
WMG Acquisition Corp. 3.75% 12/1/2029[6]	845	788
WMG Acquisition Corp. 3.875% 7/15/2030[6]	1,010	934
WMG Acquisition Corp. 3.00% 2/15/2031[6]	605	540
Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (10.875% Cash and 2.00% PIK on 6/22/2025)[1,2,9]	686	672
Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (10.875% Cash and 2.00% PIK on 6/22/2025)[1,2,9]	151	148
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/2028[6]	830	793
Wynn Resorts Finance, LLC 7.125% 2/15/2031[6]	277	287
X Corp., Term Loan B, 9.50% 2/15/2029[8]	350	360
X Corp., Term Loan B, (USD-SOFR + 6.65%) 10.949% 10/26/2029[4,8]	244	243
Xcel Energy, Inc. 2.35% 11/15/2031	535	452
Xcel Energy, Inc. 5.50% 3/15/2034	4,632	4,653
Xcel Energy, Inc. 5.60% 4/15/2035	4,650	4,672
Xerox Holdings Corp. 5.50% 8/15/2028[6]	162	114
Xerox Holdings Corp. 8.875% 11/30/2029[6]	248	167
Xiaomi Best Time International, Ltd. 4.10% 7/14/2051	200	158
XPLR Infrastructure Operating Partners, LP 8.375% 1/15/2031[6]	375	369
YPF Energia Electrica SA 7.875% 10/16/2032[6]	280	274
YPF SA 8.25% 1/17/2034[6]	425	421
ZF North America Capital, Inc. 6.875% 4/14/2028[6]	225	221
		5,341,453
Total bonds, notes & other debt instruments (cost: $10,062,697,000)		9,642,954
Convertible bonds & notes 0.02% U.S. dollars 0.02%
Airbnb, Inc., convertible notes, 0% 3/15/2026	543	520
Carnival Corp., convertible notes, 5.75% 12/1/2027	195	326
Coinbase Global, Inc., convertible notes, 0.50% 6/1/2026	150	147
Duke Energy Corp., convertible notes, 4.125% 4/15/2026	230	249
EchoStar Corp., convertible notes, 3.875% PIK or 3.875% Cash 11/30/2030[9]	156	175
Marriott Vacations Worldwide Corp., convertible notes, 3.25% 12/15/2027	236	219
PENN Entertainment, Inc. 2.75% 5/15/2026	87	89
Royal Caribbean Cruises, Ltd., convertible notes, 6.00% 8/15/2025	152	629
Total convertible bonds & notes (cost: $2,006,000)		2,354
Capital World Bond Fund — Page 41 of 57

unaudited
Preferred securities 0.01% U.S. dollars 0.01%		Shares	Value (000)
ACR III LSC Holdings, LLC, Series B, preferred shares[6,7,15]		277	$400
Total preferred securities (cost: $287,000)			400
Common stocks 0.02% Norwegian kroner 0.01%
Constellation Oil Services Holding SA (NDR)[15]		2,781,697	1,341
U.S. dollars 0.01%
New Fortress Energy, Inc., Class A15,16		35,169	292
Aimbridge Acquisition Co., Inc.[7,15]		3,074	219
WeWork, Inc.[7,15]		12,449	195
Venator Materials PLC[7,15]		706	87
DSG TopCo, Inc.[15]		1,681	31
Endo GUC Trust, Class A1[6,7,15]		45,666	17
Endo, Inc., 1L 6.125% Escrow[7,15]		805,000	— [11]
Endo, Inc.[15]		14	— [11]
Altera Infrastructure, LP7		77	3
Bighorn Permian Resources, LLC[7]		2,668	— [11]
Party City Holdco, Inc.[7,15]		8,980	— [11]
Party City Holdco, Inc.[6,7,15]		89	— [11]
			844
Total common stocks (cost: $2,372,000)			2,185
Investment funds 0.00%
Capital Group Central Corporate Bond Fund[17]		25,460	213
Total investment funds (cost: $207,000)			213
Short-term securities 7.17% Bills & notes of governments & government agencies outside the U.S. 0.23%	Weighted average yield at acquisition	Principal amount (000)
Egypt (Arab Republic of) 6/17/2025	25.730%	EGP70,125	1,319
Egypt (Arab Republic of) 9/9/2025	21.361	724,450	12,899
Egypt (Arab Republic of) 11/11/2025	20.307	119,525	2,049
Egypt (Arab Republic of) 1/6/2026	19.531	27,900	464
Egypt (Arab Republic of) 1/20/2026	20.639	1,800	30
Nigeria (Republic of) 1/13/2026	18.077	NGN1,109,575	604
Nigeria (Republic of) 1/27/2026	19.023	6,420,600	3,468
Nigeria (Republic of) 2/3/2026	17.643	3,994,800	2,156
			22,989
Money market investments 6.94%		Shares
Capital Group Central Cash Fund 4.33%[17,18]		7,098,194	709,819
Total short-term securities (cost: $733,110,000)			732,808
Capital World Bond Fund — Page 42 of 57

unaudited
Options purchased (equity style) 0.01%	Shares	Value (000)
Options purchased (equity style)*		$1,042
Total options purchased (equity style) (cost: $1,624,000)		1,042
Total investment securities 101.57% (cost: $10,802,303,000)		10,381,956
Total options written† (0.01)% (premium received: $928,000)		(1,059)
Other assets less liabilities (1.56)%		(159,106)
Net assets 100.00%		$10,221,791
*Options purchased (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 3/31/2025 (000)
Call
20 Year U.S. Treasury Note Futures Option	89	4/4/2025	USD117.50	USD8,900	$57
3 Month SOFR Futures Option	50	9/12/2025	97.00	12,500	8
3 Month SOFR Futures Option	310	9/12/2025	98.00	77,500	16
3 Month SOFR Futures Option	700	12/12/2025	97.00	175,000	258
3 Month SOFR Futures Option	700	12/12/2025	97.50	175,000	144
3 Month SOFR Futures Option	700	12/12/2025	98.00	175,000	79
					$562
Put
10 Year U.S. Treasury Note Futures Option	30	5/23/2025	USD110.00	USD3,000	$16
					$578
Options on foreign currencies
Description	Counterparty	Expiration date	Exercise price	Notional amount (000)	Value at 3/31/2025 (000)
Call
EUR/USD Foreign Currency Options	HSBC Bank	6/11/2025	USD1.12	EUR103,620	$464
†Options written (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 3/31/2025 (000)
Call
20 Year U.S. Treasury Note Futures Option	89	4/4/2025	USD119.50	USD(8,900)	$(11)
Put
10 Year U.S. Treasury Note Futures Option	30	5/23/2025	USD108.00	USD(3,000)	$(4)
10 Year U.S. Treasury Note Futures Option	30	5/23/2025	109.00	(3,000)	(8)
					$(12)
					$(23)
Capital World Bond Fund — Page 43 of 57

unaudited
†Options written (equity style) (continued)

Options on foreign currencies
Description	Counterparty	Expiration date	Exercise price	Notional amount (000)	Value at 3/31/2025 (000)
Put
EUR/USD Foreign Currency Options	HSBC Bank	6/11/2025	USD1.08	EUR(103,620)	$(1,036)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 3/31/2025 (000)
30 Day Federal Funds Futures	Long	97	5/1/2025	USD38,670	$(7)
30 Day Federal Funds Futures	Long	98	6/2/2025	39,083	— [11]
3 Month SOFR Futures	Long	75	9/17/2025	17,985	1
3 Month SONIA Futures	Long	977	3/17/2026	303,095	19
2 Year Euro-Schatz Futures	Short	532	6/10/2025	(61,526)	— [11]
2 Year Canadian Government Bond Futures	Long	28	6/30/2025	2,060	7
2 Year U.S. Treasury Note Futures	Long	5,966	7/3/2025	1,235,987	827
5 Year Euro-Bobl Futures	Long	3,365	6/10/2025	428,588	(321)
5 Year Canadian Government Bond Futures	Long	180	6/30/2025	14,499	99
5 Year U.S. Treasury Note Futures	Long	8,707	7/3/2025	941,716	3,687
10 Year Italy Government Bond Futures	Long	977	6/10/2025	124,152	(2,289)
10 Year French Government Bond Futures	Long	101	6/10/2025	13,399	53
10 Year Euro-Bund Futures	Short	6,234	6/10/2025	(868,421)	(8,811)
10 Year Australian Treasury Bond Futures	Short	843	6/16/2025	(59,343)	(5)
10 Year Japanese Government Bond Futures	Long	11	6/20/2025	10,150	42
10 Year UK Gilt Futures	Long	2,122	6/30/2025	251,331	(757)
10 Year Canadian Government Bond Futures	Long	884	6/30/2025	76,264	585
10 Year U.S. Treasury Note Futures	Long	570	6/30/2025	63,395	196
10 Year Ultra U.S. Treasury Note Futures	Short	403	6/30/2025	(45,992)	(304)
20 Year U.S. Treasury Note Futures	Long	1,362	6/30/2025	159,737	(231)
30 Year Euro-Buxl Futures	Short	173	6/10/2025	(22,309)	363
30 Year Ultra U.S. Treasury Bond Futures	Short	1,002	6/30/2025	(122,495)	478
					$(6,368)
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 3/31/2025 (000)
Currency purchased (000)		Currency sold (000)
USD	20,713	BRL	107,200	JPMorgan Chase	4/1/2025	$1,932
BRL	107,200	USD	18,579	Morgan Stanley	4/1/2025	203
EUR	82,072	JPY	12,908,250	UBS AG	4/3/2025	2,669
USD	28,343	JPY	4,195,000	Citibank	4/3/2025	365
USD	6,432	JPY	957,000	Bank of America	4/3/2025	49
USD	1,649	JPY	245,493	JPMorgan Chase	4/3/2025	11
HUF	119,455	USD	313	Citibank	4/3/2025	8
Capital World Bond Fund — Page 44 of 57

unaudited
Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 3/31/2025 (000)
Currency purchased (000)		Currency sold (000)
ZAR	2,353	USD	127	UBS AG	4/3/2025	$2
HUF	4,235	USD	11	HSBC Bank	4/3/2025	— [11]
THB	209	USD	6	Standard Chartered Bank	4/3/2025	— [11]
JPY	957,000	USD	6,441	Standard Chartered Bank	4/3/2025	(59)
EUR	69,370	USD	75,202	JPMorgan Chase	4/3/2025	(180)
JPY	28,066,870	USD	187,387	UBS AG	4/3/2025	(200)
EUR	146,041	USD	153,853	Citibank	4/4/2025	4,094
USD	27,570	KRW	39,606,020	Standard Chartered Bank	4/4/2025	683
CLP	4,207,581	USD	4,419	Morgan Stanley	4/4/2025	12
PEN	12,791	USD	3,474	UBS AG	4/4/2025	7
CLP	1,765,428	USD	1,854	Morgan Stanley	4/4/2025	5
USD	884	PEN	3,229	Citibank	4/4/2025	5
USD	555	CLP	522,938	Citibank	4/4/2025	4
USD	112	COP	466,281	Citibank	4/4/2025	1
USD	207	EUR	190	Citibank	4/4/2025	1
USD	87	EUR	80	HSBC Bank	4/4/2025	1
USD	98	EUR	90	Citibank	4/4/2025	1
EUR	245	USD	265	JPMorgan Chase	4/4/2025	— [11]
COP	472,679	USD	115	Morgan Stanley	4/4/2025	(2)
USD	306	MXN	6,329	JPMorgan Chase	4/4/2025	(3)
USD	1,865	BRL	10,700	JPMorgan Chase	4/4/2025	(8)
USD	4,224	EUR	3,914	Citibank	4/4/2025	(9)
USD	703	ZAR	13,103	Citibank	4/4/2025	(11)
USD	613	CZK	14,738	Citibank	4/4/2025	(25)
USD	16,349	EUR	15,148	Citibank	4/4/2025	(34)
USD	2,207	EUR	2,095	Citibank	4/4/2025	(59)
COP	18,877,910	USD	4,578	Morgan Stanley	4/4/2025	(66)
USD	20,844	EUR	19,345	Morgan Stanley	4/4/2025	(78)
KRW	5,265,257	USD	3,665	Standard Chartered Bank	4/4/2025	(91)
USD	85,521	BRL	490,695	JPMorgan Chase	4/4/2025	(389)
PLN	2,817	USD	709	Citibank	4/7/2025	18
RON	2,919	USD	617	JPMorgan Chase	4/7/2025	17
RON	2,919	USD	619	JPMorgan Chase	4/7/2025	15
USD	1,479	CAD	2,110	Citibank	4/7/2025	12
CZK	7,332	USD	311	JPMorgan Chase	4/7/2025	7
USD	621	COP	2,578,000	Citibank	4/7/2025	6
HUF	117,450	USD	311	Citibank	4/7/2025	4
CZK	10,966	USD	473	Citibank	4/7/2025	2
USD	927	RON	4,261	UBS AG	4/7/2025	2
CZK	14,618	USD	632	Citibank	4/7/2025	1
MXN	12,398	USD	605	Goldman Sachs	4/7/2025	— [11]
USD	89	GBP	70	Bank of New York Mellon	4/7/2025	(1)
USD	743	PLN	2,883	Citibank	4/7/2025	(1)
CZK	7,309	USD	318	Citibank	4/7/2025	(2)
PLN	2,848	USD	737	HSBC Bank	4/7/2025	(2)
CLP	233,184	USD	249	Citibank	4/7/2025	(3)
COP	1,270,723	USD	309	Citibank	4/7/2025	(5)
USD	355	ZAR	6,627	UBS AG	4/7/2025	(6)
USD	522	MXN	10,868	UBS AG	4/7/2025	(8)
COP	2,430,242	USD	590	BNP Paribas	4/7/2025	(9)
USD	1,835	GBP	1,443	Bank of New York Mellon	4/7/2025	(29)
Capital World Bond Fund — Page 45 of 57

unaudited
Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 3/31/2025 (000)
Currency purchased (000)		Currency sold (000)
CNH	90,822	USD	12,558	Goldman Sachs	4/7/2025	$(51)
CAD	22,380	USD	15,622	HSBC Bank	4/7/2025	(65)
CNH	444,097	USD	61,492	Citibank	4/7/2025	(336)
CNH	524,100	USD	72,538	Standard Chartered Bank	4/7/2025	(364)
USD	5,434	NOK	61,020	Goldman Sachs	4/7/2025	(366)
CNH	595,590	USD	82,395	HSBC Bank	4/7/2025	(376)
MYR	4,173	USD	936	JPMorgan Chase	4/9/2025	6
ILS	14,850	USD	4,084	Citibank	4/9/2025	(89)
USD	35,703	JPY	5,274,296	JPMorgan Chase	4/10/2025	500
GBP	26,930	USD	34,578	HSBC Bank	4/10/2025	208
USD	128	CZK	2,968	Citibank	4/10/2025	— [11]
THB	974	USD	29	JPMorgan Chase	4/10/2025	— [11]
ZAR	3,600	USD	198	Morgan Stanley	4/10/2025	(2)
USD	583	TRY	22,821	Citibank	4/10/2025	(10)
TRY	22,750	USD	607	Citibank	4/10/2025	(16)
JPY	1,547,766	USD	10,468	HSBC Bank	4/10/2025	(138)
EUR	35,185	GBP	29,590	UBS AG	4/10/2025	(156)
JPY	5,536,316	CHF	33,120	Morgan Stanley	4/10/2025	(529)
USD	18,019	GBP	14,692	HSBC Bank	4/10/2025	(959)
USD	17,894	GBP	14,692	Standard Chartered Bank	4/10/2025	(1,083)
USD	36,247	GBP	29,384	BNP Paribas	4/10/2025	(1,708)
USD	19,445	EUR	17,790	Morgan Stanley	4/11/2025	197
USD	4,079	EUR	3,760	JPMorgan Chase	4/11/2025	11
USD	655	EUR	600	Citibank	4/11/2025	6
USD	273	EUR	250	JPMorgan Chase	4/11/2025	3
USD	293	EUR	270	Standard Chartered Bank	4/11/2025	1
EUR	170	USD	184	Bank of America	4/11/2025	— [11]
EUR	1,270	USD	1,376	Bank of New York Mellon	4/11/2025	(2)
CZK	14,446	USD	629	Citibank	4/11/2025	(3)
USD	1,209	EUR	1,120	UBS AG	4/11/2025	(3)
USD	20,825	EUR	19,288	Citibank	4/11/2025	(44)
EUR	99,179	USD	107,695	Standard Chartered Bank	4/11/2025	(389)
USD	616	CLP	575,316	Citibank	4/14/2025	10
BRL	5,055	USD	882	Goldman Sachs	4/14/2025	2
USD	618	PLN	2,405	Standard Chartered Bank	4/14/2025	(2)
CLP	645,350	USD	686	Citibank	4/14/2025	(6)
CLP	351,021	USD	380	Citibank	4/14/2025	(11)
CZK	107,590	USD	4,707	JPMorgan Chase	4/14/2025	(45)
USD	13,075	EUR	11,960	HSBC Bank	4/15/2025	132
USD	23,130	CNH	167,010	BNP Paribas	4/15/2025	118
USD	23,028	GBP	17,790	Citibank	4/15/2025	49
USD	5,816	JPY	864,270	Bank of America	4/15/2025	44
USD	3,304	EUR	3,020	JPMorgan Chase	4/15/2025	36
USD	5,885	CNH	42,450	Citibank	4/15/2025	35
USD	1,844	GBP	1,420	Goldman Sachs	4/15/2025	10
USD	1,384	CNH	10,000	UBS AG	4/15/2025	6
ZAR	3,454	USD	188	Morgan Stanley	4/15/2025	— [11]
GBP	1,280	USD	1,655	JPMorgan Chase	4/15/2025	(1)
USD	1,741	GBP	1,350	Barclays Bank PLC	4/15/2025	(3)
HUF	286,845	USD	779	UBS AG	4/15/2025	(10)
CNH	53,140	USD	7,367	Bank of America	4/15/2025	(45)
Capital World Bond Fund — Page 46 of 57

unaudited
Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 3/31/2025 (000)
Currency purchased (000)		Currency sold (000)
GBP	51,648	USD	66,857	Citibank	4/15/2025	$(142)
JPY	13,605,347	EUR	84,217	UBS AG	4/15/2025	(277)
EUR	47,320	USD	51,750	Bank of America	4/15/2025	(542)
EUR	85,319	USD	93,271	HSBC Bank	4/15/2025	(941)
JPY	17,971,099	USD	121,591	HSBC Bank	4/15/2025	(1,575)
CNH	2,320,788	USD	321,423	BNP Paribas	4/15/2025	(1,633)
TRY	56,149	USD	1,433	Citibank	4/16/2025	13
USD	78,084	EUR	71,440	Standard Chartered Bank	4/17/2025	766
USD	28,177	JPY	4,172,380	Citibank	4/17/2025	306
USD	164,320	EUR	151,590	Standard Chartered Bank	4/17/2025	256
USD	14,120	AUD	22,295	Goldman Sachs	4/17/2025	187
USD	6,889	EUR	6,320	Goldman Sachs	4/17/2025	49
USD	264	ZAR	4,800	Citibank	4/17/2025	2
USD	104	ZAR	1,884	Barclays Bank PLC	4/17/2025	1
USD	163	EUR	150	Bank of New York Mellon	4/17/2025	— [11]
USD	2,414	EUR	2,230	Bank of America	4/17/2025	— [11]
USD	1,005	EUR	930	Bank of New York Mellon	4/17/2025	(1)
USD	313	EUR	290	Citibank	4/17/2025	(1)
USD	1,035	EUR	960	Citibank	4/17/2025	(4)
USD	4,410	EUR	4,083	Citibank	4/17/2025	(9)
ZAR	20,397	USD	1,123	Barclays Bank PLC	4/17/2025	(12)
USD	25,307	EUR	23,432	Citibank	4/17/2025	(54)
JPY	1,006,602	USD	6,798	Citibank	4/17/2025	(74)
NZD	17,141	USD	9,913	UBS AG	4/17/2025	(177)
AUD	39,418	USD	24,965	Goldman Sachs	4/17/2025	(331)
CAD	166,562	USD	116,381	Goldman Sachs	4/17/2025	(540)
CNH	1,562,348	USD	216,504	UBS AG	4/17/2025	(1,189)
MYR	2,193	USD	494	JPMorgan Chase	4/23/2025	1
USD	749	MYR	3,320	JPMorgan Chase	4/23/2025	— [11]
MYR	130,893	USD	29,585	JPMorgan Chase	4/23/2025	(29)
USD	4,505	MXN	90,717	Citibank	4/24/2025	87
USD	1,687	DKK	11,540	Goldman Sachs	4/24/2025	12
USD	627	PLN	2,414	Citibank	4/24/2025	4
DKK	58,510	EUR	7,844	Goldman Sachs	4/24/2025	— [11]
USD	2,187	EUR	2,020	Bank of America	4/24/2025	— [11]
EUR	29,270	DKK	218,340	Goldman Sachs	4/24/2025	(1)
EUR	3,520	USD	3,812	Bank of America	4/24/2025	(1)
USD	623	PLN	2,420	Citibank	4/24/2025	(1)
USD	604	EUR	560	Citibank	4/24/2025	(3)
THB	14,531	USD	433	Citibank	4/24/2025	(5)
HUF	115,320	USD	316	UBS AG	4/24/2025	(7)
MXN	8,349	USD	415	Citibank	4/24/2025	(8)
USD	2,896	NOK	30,686	HSBC Bank	4/24/2025	(20)
CHF	24,140	USD	27,551	Goldman Sachs	4/24/2025	(187)
SEK	250,090	USD	24,634	JPMorgan Chase	4/25/2025	284
EUR	33,350	CAD	51,823	Citibank	4/25/2025	54
PLN	54,220	USD	13,961	Citibank	4/25/2025	26
CZK	214,330	USD	9,284	Citibank	4/25/2025	6
USD	78	CZK	1,797	Citibank	4/25/2025	— [11]
USD	621	CNH	4,508	Citibank	4/25/2025	(1)
CNH	8,954	USD	1,237	UBS AG	4/25/2025	(2)
Capital World Bond Fund — Page 47 of 57

unaudited
Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 3/31/2025 (000)
Currency purchased (000)		Currency sold (000)
USD	5,999	PLN	23,299	Citibank	4/25/2025	$(11)
HUF	788,520	EUR	1,968	Citibank	4/25/2025	(17)
SGD	10,020	USD	7,514	HSBC Bank	4/25/2025	(46)
HUF	2,386,345	USD	6,468	Citibank	4/25/2025	(71)
THB	863,352	USD	25,582	JPMorgan Chase	4/25/2025	(119)
USD	12,210	IDR	202,478,000	Citibank	4/28/2025	72
USD	24,334	GBP	18,793	Citibank	4/28/2025	59
CZK	14,344	USD	619	Barclays Bank PLC	4/28/2025	2
BRL	80	USD	14	JPMorgan Chase	4/28/2025	— [11]
BRL	53	USD	9	JPMorgan Chase	4/28/2025	— [11]
USD	125	EUR	115	JPMorgan Chase	4/28/2025	— [11]
USD	40	EUR	37	Bank of New York Mellon	4/28/2025	— [11]
USD	616	PLN	2,402	Goldman Sachs	4/28/2025	(3)
USD	960	EUR	890	Citibank	4/28/2025	(4)
EUR	4,530	USD	4,913	JPMorgan Chase	4/28/2025	(8)
CLP	293,544	USD	318	Citibank	4/28/2025	(9)
USD	4,416	EUR	4,086	Citibank	4/28/2025	(9)
USD	25,110	EUR	23,236	Citibank	4/28/2025	(53)
USD	20,699	INR	1,779,130	Citibank	4/28/2025	(67)
GBP	27,744	USD	35,923	Citibank	4/28/2025	(87)
USD	77,362	EUR	71,599	Morgan Stanley	4/28/2025	(175)
EUR	76,245	USD	82,479	Goldman Sachs	4/29/2025	94
USD	76,821	EUR	70,870	BNP Paribas	4/29/2025	69
USD	2,160	EUR	1,997	Goldman Sachs	4/29/2025	(2)
USD	801	MXN	16,423	HSBC Bank	5/2/2025	2
EUR	319,299	USD	345,194	Morgan Stanley	5/7/2025	765
USD	204,078	EUR	188,210	Morgan Stanley	5/7/2025	153
CZK	7,394	USD	321	UBS AG	5/7/2025	(1)
RON	4,577	USD	996	Citibank	5/7/2025	(3)
USD	11,932	EUR	11,035	BNP Paribas	5/7/2025	(25)
USD	18,456	BRL	107,200	Morgan Stanley	5/7/2025	(198)
USD	795	EUR	755	Bank of America	5/19/2025	(24)
EUR	71,818	USD	76,161	Barclays Bank PLC	6/6/2025	1,790
EUR	46,549	USD	49,953	UBS AG	6/9/2025	581
EUR	46,540	USD	50,392	Bank of America	6/9/2025	131
USD	57,564	AUD	91,375	BNP Paribas	6/18/2025	430
USD	9,709	AUD	15,413	BNP Paribas	6/18/2025	73
USD	3,427	JPY	500,000	HSBC Bank	6/18/2025	64
USD	2,126	AUD	3,325	Bank of America	6/18/2025	47
USD	4,170	EUR	3,800	Bank of America	6/18/2025	43
CAD	38,000	USD	26,489	Citibank	6/18/2025	23
USD	3,879	GBP	3,000	HSBC Bank	6/18/2025	4
CAD	2,900	USD	2,022	Citibank	6/18/2025	2
USD	400	NZD	700	Standard Chartered Bank	6/18/2025	2
EUR	2,400	USD	2,627	HSBC Bank	6/18/2025	(20)
EUR	4,140	USD	4,531	HSBC Bank	6/18/2025	(35)
EUR	7,400	USD	8,106	HSBC Bank	6/18/2025	(68)
TRY	75,000	USD	1,892	Barclays Bank PLC	6/18/2025	(101)
USD	7,280	NOK	77,720	Standard Chartered Bank	6/18/2025	(107)
CNH	240,000	USD	33,394	Citibank	6/18/2025	(182)
Capital World Bond Fund — Page 48 of 57

unaudited
Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 3/31/2025 (000)
Currency purchased (000)		Currency sold (000)
USD	36,399	NOK	388,600	Standard Chartered Bank	6/18/2025	$(536)
EUR	121,660	USD	133,259	HSBC Bank	6/18/2025	(1,116)
						$(985)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 3/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
4.8189%	Annual	SOFR	Annual	8/25/2025	USD5,000	$9	$—	$9
4.8195%	Annual	SOFR	Annual	9/1/2025	9,100	19	—	19
SOFR	Annual	4.63358%	Annual	10/31/2025	955	(2)	—	(2)
5.298%	Annual	6-month PLN-WIBOR	Semi-annual	2/14/2026	PLN124,260	(67)	—	(67)
6-month CZK-PRIBOR	Semi-annual	3.875%	Annual	2/14/2026	CZK716,270	(79)	—	(79)
2.32849229%	Annual	6-month EURIBOR	Semi-annual	3/10/2026	EUR57,580	37	(3)	40
4.8755%	Annual	SOFR	Annual	4/18/2026	USD11,500	107	—	107
4.659%	Annual	SOFR	Annual	5/17/2026	9,100	71	—	71
SOFR	Annual	4.5265%	Annual	6/18/2026	5,000	(36)	—	(36)
SOFR	Annual	4.528%	Annual	6/18/2026	5,000	(36)	—	(36)
SOFR	Annual	4.5335%	Annual	6/18/2026	10,000	(72)	—	(72)
1.753%	Annual	Euro STR	Annual	9/26/2026	EUR29,250	(34)	—	(34)
0.8738%	Annual	SONIA	Annual	10/8/2026	GBP4,000	(240)	—	(240)
2.2283%	Annual	6-month EURIBOR	Semi-annual	11/14/2026	EUR42,990	6	—	6
4.36396908%	Annual	SONIA	Annual	1/9/2027	GBP33,080	213	(18)	231
SONIA	Annual	1.2822%	Annual	1/28/2027	1,150	71	—	71
6-month EURIBOR	Semi-annual	2.2007%	Annual	2/10/2027	EUR68,700	16	—	16
6-month EURIBOR	Semi-annual	2.2032%	Annual	2/10/2027	68,800	13	—	13
4.1378%	Annual	6-month NOK-NIBOR	Semi-annual	2/10/2027	NOK825,730	(382)	—	(382)
4.135%	Annual	6-month NOK-NIBOR	Semi-annual	2/10/2027	824,270	(385)	—	(385)
SOFR	Annual	4.186%	Annual	2/18/2027	USD9,600	(75)	—	(75)
3.0825%	At maturity	Eurozone HICP Ex. Tobacco	At maturity	8/15/2027	EUR1,000	15	—	15
3.5175%	Annual	SOFR	Annual	8/15/2027	USD139,970	(598)	—	(598)
3.7428%	Annual	SONIA	Annual	10/3/2027	GBP6,200	(53)	—	(53)
SONIA	Annual	5.1013%	Annual	10/7/2027	1,650	(54)	—	(54)
3.624%	Annual	SOFR	Annual	2/20/2028	USD8,300	17	—	17
3.616%	Annual	SOFR	Annual	2/20/2028	3,900	8	—	8
0.57520783%	Annual	SONIA	Annual	4/9/2028	GBP10,370	(1,284)	(17)	(1,267)
4.4785%	Annual	SOFR	Annual	10/4/2028	USD500	13	—	13
8.845%	28-day	Overnight MXN-F-TIIE	28-day	11/17/2028	MXN16,677	23	—	23
3.968%	Annual	SONIA	Annual	2/16/2029	GBP89,140	(123)	—	(123)
5.086%	Annual	6-month PLN-WIBOR	Semi-annual	7/12/2029	PLN35,830	159	—	159
6-month CZK-PRIBOR	Semi-annual	3.635%	Annual	7/12/2029	CZK205,915	(32)	—	(32)
3.4928%	Annual	SONIA	Annual	8/6/2029	GBP5,700	(147)	—	(147)
SOFR	Annual	3.4705%	Annual	2/10/2030	USD110,460	1,002	—	1,002
6-month EURIBOR	Semi-annual	2.2562%	Annual	3/5/2030	EUR19,060	128	—	128
6-month EURIBOR	Semi-annual	2.2577%	Annual	3/5/2030	19,060	127	—	127
Capital World Bond Fund — Page 49 of 57

unaudited
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 3/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
6-month EURIBOR	Semi-annual	2.2592%	Annual	3/5/2030	EUR19,070	$125	$—	$125
3.925%	Annual	6-month NOK-NIBOR	Semi-annual	3/5/2030	NOK228,860	(206)	—	(206)
3.924%	Annual	6-month NOK-NIBOR	Semi-annual	3/5/2030	228,830	(207)	—	(207)
3.92%	Annual	6-month NOK-NIBOR	Semi-annual	3/5/2030	228,850	(211)	—	(211)
6-month EURIBOR	Semi-annual	2.1912%	Annual	3/6/2030	EUR17,750	178	—	178
3.825%	Annual	6-month NOK-NIBOR	Semi-annual	3/6/2030	NOK229,350	(302)	—	(302)
4.165%	Annual	6-month NOK-NIBOR	Semi-annual	3/24/2030	184,590	10	—	10
4.1703%	Annual	6-month NOK-NIBOR	Semi-annual	3/24/2030	118,680	9	—	9
4.162%	Annual	6-month NOK-NIBOR	Semi-annual	3/24/2030	118,660	5	—	5
4.165%	Annual	6-month NOK-NIBOR	Semi-annual	3/25/2030	436,070	22	—	22
3-month SEK-STIBOR	Quarterly	2.6312%	Annual	4/2/2030	SEK129,570	3	—	3
4.1558%	Annual	6-month NOK-NIBOR	Semi-annual	4/2/2030	NOK141,010	(2)	—	(2)
2.2679%	Annual	SONIA	Annual	7/14/2032	GBP590	(85)	—	(85)
SOFR	Annual	4.1615%	Annual	5/15/2033	USD400	(11)	—	(11)
SOFR	Annual	4.15%	Annual	5/15/2033	740	(21)	—	(21)
4.0135%	Annual	SOFR	Annual	8/21/2033	840	15	—	15
SOFR	Annual	4.061%	Annual	8/24/2033	2,500	(54)	—	(54)
SOFR	Annual	3.9519%	Annual	8/25/2033	2,500	(35)	—	(35)
SOFR	Annual	3.8275%	Annual	9/1/2033	2,100	(10)	—	(10)
2.4485%	Annual	6-month EURIBOR	Semi-annual	11/11/2034	EUR40,000	(702)	—	(702)
0.9221376%	Annual	SONIA	Annual	4/9/2041	GBP5,500	(2,807)	(46)	(2,761)
2.23%	Annual	SONIA	Annual	7/14/2042	320	(108)	—	(108)
1.0469%	Annual	SONIA	Annual	3/2/2052	70	(48)	—	(48)
SONIA	Annual	3.9322%	Annual	2/16/2054	22,700	2,373	—	2,373
SOFR	Annual	3.6765%	Annual	2/20/2054	USD664	19	—	19
SOFR	Annual	3.6815%	Annual	2/20/2054	500	14	—	14
SOFR	Annual	3.7205%	Annual	2/21/2054	436	9	—	9
6-month EURIBOR	Semi-annual	2.2417%	Annual	11/11/2054	EUR16,000	1,366	—	1,366
						$(2,306)	$(84)	$(2,222)
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 3/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
10.69660495%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/4/2027	BRL18,589	$(281)	$—	$(281)
13.87%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/4/2027	200,000	(445)	—	(445)
12.215%	At maturity	BZDIOVER	At maturity	Bank of America	1/4/2027	300,000	(2,245)	—	(2,245)
11.91%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/4/2027	300,000	(2,539)	—	(2,539)
11.405%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/4/2027	643,575	(6,585)	—	(6,585)
11.495%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2029	236,580	(4,558)	—	(4,558)
10.045%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	353,760	(11,046)	—	(11,046)
							$(27,699)	$—	$(27,699)
Capital World Bond Fund — Page 50 of 57

unaudited
Swap contracts (continued)

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 3/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2025 (000)
CDX.NA.IG.43	1.00%	Quarterly	12/20/2029	USD10,908	$(206)	$(222)	$16
CDX.NA.HY.44	5.00%	Quarterly	6/20/2030	192,835	(9,981)	(11,101)	1,120
CDX.EM.43	1.00%	Quarterly	6/20/2030	70,000	2,672	2,483	189
ITRAXX.EUR.XO.43	5.00%	Quarterly	6/20/2030	EUR16,650	(1,333)	(1,491)	158
ITRAXX.EUR.43	1.00%	Quarterly	6/20/2030	20,820	(392)	(451)	59
					$(9,240)	$(10,782)	$1,542
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount[19] (000)	Value at 3/31/2025[20] (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2025 (000)
CDX.NA.HY.43	5.00%	Quarterly	12/20/2029	USD8,500	$455	$483	$(28)
CDX.NA.IG.44	1.00%	Quarterly	6/20/2030	64,090	1,155	1,269	(114)
					$1,610	$1,752	$(142)
Investments in affiliates17

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2025 (000)	Dividend or interest income (000)
Investment funds 0.00%
Capital Group Central Corporate Bond Fund	$209	$1	$—	$—	$3	$213	$2
Short-term securities 6.94%
Money market investments 6.94%
Capital Group Central Cash Fund 4.33%[18]	421,730	1,198,829	910,583	(57)	(100)	709,819	6,406
Total 6.94%				$(57)	$(97)	$710,032	$6,408
Restricted securities2

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Sasol Financing USA, LLC 8.75% 5/3/2029	7/18/2023-2/16/2024	$11,606	$11,643	0.12%
Wells Fargo & Co. 3.90% 7/22/2032 (3-month EUR-EURIBOR + 1.22% on 7/22/2031)[1]	10/16/2024-12/4/2024	11,442	11,374	0.11
Stillwater Mining Co. 4.00% 11/16/2026	1/26/2024-2/20/2024	8,981	9,241	0.09
Bank of America Corp. 0.58% 8/8/2029 (3-month EUR-EURIBOR + 0.73% on 8/8/2028)[1]	2/4/2021	3,797	3,132	0.03
General Motors Financial Co., Inc. 4.00% 7/10/2030	10/25/2024-10/31/2024	2,433	2,406	0.02
McDonalds Corp. 4.00% 3/7/2030	11/14/2023	1,185	1,237	0.01
Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (10.875% Cash and 2.00% PIK on 6/22/2025)[1,9]	6/23/2023-3/24/2025	671	672	0.01
Capital World Bond Fund — Page 51 of 57

unaudited
Restricted securities2 (continued)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (10.875% Cash and 2.00% PIK on 6/22/2025)[1,9]	10/22/2024-3/24/2025	$146	$148	0.00%[21]
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 11.428% 9/13/2029[4,8]	9/13/2023	530	542	0.01
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 11.428% 9/13/2029[4,8]	9/13/2023-3/13/2025	14	14	0.00 [21]
Total		$40,805	$40,409	0.40%

[1]	Step bond; coupon rate may change at a later date.
[2]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $40,409,000, which represented 0.40% of the net assets of the fund.

[3]	Index-linked bond whose principal amount moves with a government price index.
[4]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,058,840,000, which represented 10.36% of the net assets of the fund.

[7]	Value determined using significant unobservable inputs.
[8]
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $20,179,000, which represented 0.20% of the net assets of the fund.

[9]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[10]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $102,580,000, which represented 1.00% of the net assets of the fund.
[11]	Amount less than one thousand.
[12]	Purchased on a TBA basis.
[13]	Scheduled interest and/or principal payment was not received.
[14]	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
[15]	Security did not produce income during the last 12 months.
[16]
Security is subject to a contractual sale restriction (lockup). The total value of all such securities was $292,000, which represented less than 0.01% of the net assets of the fund. The remaining lockup period is generally less than one year; and early lockup release provisions may be applicable based on certain set milestones or condition in accordance with legal documents.

[17]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[18]	Rate represents the seven-day yield at 3/31/2025.
[19]	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
[20]
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

[21]	Amount less than 0.01%.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Capital World Bond Fund — Page 52 of 57

unaudited
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Corporate Bond Fund (“CCBF”), a fund within the Capital Group Central Fund Series II, and Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (collectively the “Central Funds“), are each valued based upon a floating net asset value, which fluctuates with changes in the value of each fund’s portfolio securities. The underlying securities are valued based on the policies and procedures in the Central Funds’ statements of additional information. Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures on the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. The average month-end notional amount of options on futures while held was $1,391,828,000. The average month-end notional amount of futures contracts while held was $4,058,964,000. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. The average month-end notional amount of open forward currency contracts while held was $4,292,256,000. Swaps and over-the-counter (OTC) options are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, exchange rates, implied option volatilities, and terms of the contract. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $1,677,036,000 and $561,239,000, respectively. The average month-end notional amount of options on foreign currencies while held was $101,369,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Capital World Bond Fund — Page 53 of 57

unaudited
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Capital World Bond Fund — Page 54 of 57

unaudited
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of March 31, 2025 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Euros	$—	$1,924,137	$—	$1,924,137
Japanese yen	—	730,193	—	730,193
British pounds	—	342,906	—	342,906
Brazilian reais	—	253,487	—	253,487
Australian dollars	—	173,861	—	173,861
Chinese yuan renminbi	—	150,402	—	150,402
Canadian dollars	—	131,713	—	131,713
South Korean won	—	119,841	—	119,841
Mexican pesos	—	103,643	—	103,643
Indian rupees	—	78,004	—	78,004
Norwegian kroner	—	54,353	—	54,353
Danish kroner	—	53,998	—	53,998
Indonesian rupiah	—	53,468	—	53,468
Polish zloty	—	23,626	—	23,626
South African rand	—	23,065	—	23,065
Turkish lira	—	20,041	—	20,041
Malaysian ringgits	—	18,695	—	18,695
Czech korunas	—	12,456	—	12,456
Thai baht	—	11,894	—	11,894
Colombian pesos	—	9,563	—	9,563
Egyptian pounds	—	4,087	—	4,087
Hungarian forints	—	2,643	—	2,643
Romanian leu	—	2,147	—	2,147
Kazakhstani tenge	—	946	—	946
Nigerian naira	—	720	—	720
New Zealand dollars	—	675	—	675
Chilean pesos	—	553	—	553
Peruvian nuevos soles	—	282	—	282
Ukrainian hryvnia	—	102	—	102
U.S. dollars	—	5,337,211	4,242	5,341,453
Convertible bonds & notes	—	2,354	—	2,354
Preferred securities	—	—	400	400
Common stocks	292	1,372	521	2,185
Investment funds	213	—	—	213
Short-term securities	709,819	22,989	—	732,808
Options purchased on futures (equity style)	578	—	—	578
Options purchased on foreign currency (equity style)	—	464	—	464
Total	$710,902	$9,665,891	$5,163	$10,381,956

Capital World Bond Fund — Page 55 of 57

unaudited
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$6,357	$—	$—	$6,357
Unrealized appreciation on open forward currency contracts	—	17,971	—	17,971
Unrealized appreciation on centrally cleared interest rate swaps	—	6,223	—	6,223
Unrealized appreciation on centrally cleared credit default swaps	—	1,542	—	1,542
Liabilities:
Value of options written	(23)	(1,036)	—	(1,059)
Unrealized depreciation on futures contracts	(12,725)	—	—	(12,725)
Unrealized depreciation on open forward currency contracts	—	(18,956)	—	(18,956)
Unrealized depreciation on centrally cleared interest rate swaps	—	(8,445)	—	(8,445)
Unrealized depreciation on bilateral interest rate swaps	—	(27,699)	—	(27,699)
Unrealized depreciation on centrally cleared credit default swaps	—	(142)	—	(142)
Total	$(6,391)	$(30,542)	$—	$(36,933)
*
Options written, futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

Key to abbreviation(s)
AMT = Alternative Minimum Tax
Assn. = Association
AUD = Australian dollars
BBSW = Bank Bill Swap Rate
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CAD = Canadian dollars
CHF = Swiss francs
CLO = Collateralized Loan Obligations
CLP = Chilean pesos
CME = CME Group
CMS = Constant Maturity Swap
CNH = Chinese yuan renminbi
CNY = Chinese yuan renminbi
COP = Colombian pesos
CZK = Czech korunas
Dept. = Department
DKK = Danish kroner
EGP = Egyptian pounds
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
F-TIIE = Funding Equilibrium Interbank Interest Rate
G.O. = General Obligation
GBP = British pounds
HICP = Harmonised Index of Consumer Prices
HUF = Hungarian forints
ICE = Intercontinental Exchange, Inc.
IDR = Indonesian rupiah
ILS = Israeli shekels
INR = Indian rupees
JPY = Japanese yen
KRW = South Korean won

KZT = Kazakhstani tenge
LIBOR = London Interbank Offered Rate
MXN = Mexican pesos
MYR = Malaysian ringgits
NGN = Nigerian naira
NIBOR = Norwegian Interbank Offered Rate
NOK = Norwegian kroner
NZD = New Zealand dollars
PEN = Peruvian nuevos soles
PIK = Payment In Kind
PLN = Polish zloty
PRIBOR = Prague Interbank Offered Rate
Ref. = Refunding
REIT = Real Estate Investment Trust
Rev. = Revenue
RON = Romanian leu
RSC = Restricted Scope Company
SEK = Swedish kronor
SGD = Singapore dollars
SOFR = Secured Overnight Financing Rate
SONIA = Sterling Overnight Interbank Average Rate
STIBOR = Stockholm Interbank Offered Rate
STR = Short-Term Rate
TBA = To be announced
THB = Thai baht
TRY = Turkish lira
UAH = Ukrainian hryvnia
USD = U.S. dollars
UST = U.S. Treasury
WIBOR = Warsaw Interbank Offered Rate
ZAR = South African rand
Capital World Bond Fund — Page 56 of 57

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2025 Capital Group. All rights reserved.
MFGEFP1-031-0525
Capital World Bond Fund — Page 57 of 57